UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02633

CALVERT VARIABLE PRODUCTS, INC.

(Exact name of registrant as specified in charter)
 4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814

(Address of Principal Executive Offices)
William M. Tartikoff, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814

(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (301) 951-4800

Date of fiscal year end: December 31
Date of reporting period: Fiscal quarter ended September 30, 2012

Item 1. Schedule of Investments.

CALVERT VP SRI LARGE CAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2012

EQUITY SECURITIES - 98.0%	SHARES	VALUE
Beverages - 2.0%
PepsiCo, Inc.	37,900	$2,682,183

Capital Markets - 4.6%
Goldman Sachs Group, Inc.	27,400	3,114,832
Morgan Stanley	176,300	2,951,262
		6,066,094

Chemicals - 4.3%
Dow Chemical Co.	97,700	2,829,392
E. I. du Pont de Nemours & Co.	57,000	2,865,390
		5,694,782

Commercial Banks - 6.1%
PNC Financial Services Group, Inc.	48,300	3,047,730
US Bancorp	58,200	1,996,260
Wells Fargo & Co.	85,800	2,962,674
		8,006,664

Commercial Services & Supplies - 2.4%
Tyco International Ltd.	54,825	3,084,454

Communications Equipment - 0.8%
Cisco Systems, Inc.	53,700	1,025,133

Diversified Financial Services - 5.6%
Bank of America Corp.	348,784	3,079,763
CME Group, Inc.	22,400	1,283,520
JPMorgan Chase & Co.	73,704	2,983,538
		7,346,821

Diversified Telecommunication Services - 3.2%
AT&T, Inc.	77,300	2,914,210
Verizon Communications, Inc.	28,400	1,294,188
		4,208,398

Electric Utilities - 2.9%
Duke Energy Corp.	39,581	2,564,849
The Southern Co.	28,200	1,299,738
		3,864,587

Electrical Equipment - 2.0%
Emerson Electric Co.	54,300	2,621,061

Electronic Equipment & Instruments - 1.4%
TE Connectivity Ltd.	54,925	1,867,999

Food & Staples Retailing - 2.1%
CVS Caremark Corp.	57,900	2,803,518

Food Products - 1.2%
Unilever NV, NY Shares	44,600	1,582,408

Health Care Equipment & Supplies - 0.5%
Covidien plc	11,125	661,047

Health Care Providers & Services - 2.0%
WellPoint, Inc.	45,000	2,610,450

Household Durables - 0.6%
Sony Corp. (ADR)	66,500	778,050

Household Products - 2.2%
Procter & Gamble Co.	41,700	2,892,312

Industrial Conglomerates - 2.9%
3M Co.	14,000	1,293,880
General Electric Co.	110,800	2,516,268
		3,810,148

Insurance - 6.8%
Berkshire Hathaway, Inc., Class B*	32,450	2,862,090
Hartford Financial Services Group, Inc.	148,900	2,894,616
MetLife, Inc.	92,100	3,173,766
		8,930,472

Internet Software & Services - 2.8%
eBay, Inc.*	46,700	2,260,747
Google, Inc.*	1,900	1,433,550
		3,694,297

IT Services - 1.5%
International Business Machines Corp.	9,600	1,991,520

Media - 6.8%
CBS Corp., Class B	51,974	1,888,215
Comcast Corp.	32,300	1,155,371
DIRECTV*	57,300	3,005,958
Time Warner, Inc.	63,966	2,899,579
		8,949,123

Metals & Mining - 1.6%
Newmont Mining Corp.	38,400	2,150,784

Multiline Retail - 2.2%
Target Corp.	45,900	2,913,273

Oil, Gas & Consumable Fuels - 15.7%
ConocoPhillips	49,142	2,809,940
Devon Energy Corp.	43,800	2,649,900
Exxon Mobil Corp.	36,400	3,328,780
Marathon Oil Corp.	78,400	2,318,288
Marathon Petroleum Corp.	41,750	2,279,132
Occidental Petroleum Corp.	22,500	1,936,350
Phillips 66 Co.	47,421	2,198,912
Royal Dutch Shell plc (ADR)	44,900	3,116,509
		20,637,811

Pharmaceuticals - 8.0%
Abbott Laboratories	22,200	1,522,032
GlaxoSmithKline plc (ADR)	39,200	1,812,608
Johnson & Johnson	28,200	1,943,262
Merck & Co., Inc.	43,400	1,957,340
Pfizer, Inc.	131,200	3,260,320
		10,495,562

Road & Rail - 0.8%
Norfolk Southern Corp.	17,100	1,088,073

Software - 2.4%
Microsoft Corp.	105,200	3,132,856

Specialty Retail - 2.6%
Lowe's Co.'s, Inc.	113,500	3,432,240

Total Equity Securities (Cost $118,524,709)		129,022,120

TIME DEPOSIT - 2.1%	PRINCIPAL AMOUNT
State Street Bank Time Deposit, 0.113%, 10/1/12	$2,735,759	2,735,759

Total Time Deposit (Cost $2,735,759)		2,735,759

TOTAL INVESTMENTS (Cost $121,260,468) - 100.1%		131,757,879
Other assets and liabilities, net - (0.1%)		(73,931)
NET ASSETS - 100%		$131,683,948

* Non-income producing security.

Abbreviations:
ADR: American Depositary Receipts
plc: Public Limited Company

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT VP NATURAL RESOURCES PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2012

EXCHANGE TRADED PRODUCTS - 99.0%	SHARES	VALUE
Guggenheim Timber Index ETF	91,000	$1,673,490
iPath Dow Jones-UBS Commodity Index Total Return ETN*	292,000	12,909,320
iShares Dow Jones US Utilities Sector Index ETF	22,000	1,969,000
iShares S&P Global Materials Sector Index ETF	40,000	2,372,400
iShares S&P North American Natural Resources Sector Index ETF	327,000	12,919,770
Market Vectors Gold Miners ETF	31,000	1,665,010
PowerShares DB Commodity Index Tracking Fund*	454,000	13,020,720
PowerShares Water Resources Portfolio ETF	86,000	1,676,140
Vanguard Materials ETF	61,000	5,056,900
Vanguard REIT ETF	34,000	2,208,980

Total Exchange Traded Products (Cost $53,411,385)		55,471,730

TIME DEPOSIT - 1.0%	PRINCIPAL AMOUNT
State Street Bank Time Deposit, 0.113%, 10/1/12	$542,503	542,503

Total Time Deposit (Cost $542,503)		542,503

TOTAL INVESTMENTS (Cost $53,953,888) - 100.0%		56,014,233
Other assets and liabilities, net - 0.0%		(10,040)
NET ASSETS - 100%		$56,004,193

* Non-income producing security.

Abbreviations:
ETF: Exchange-traded fund
ETN: Exchange-traded note
REIT: Real Estate Investment Trust

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT VP INFLATION PROTECTED PLUS PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2012

U.S. TREASURY OBLIGATIONS - 52.2%	PRINCIPAL AMOUNT	VALUE
United States Treasury Bonds, 3.00%, 5/15/42	$200,000	$207,375
United States Treasury Inflation Indexed Bonds:
2.375%, 1/15/25	1,701,686	2,309,773
2.00%, 1/15/26	1,616,118	2,123,427
2.375%, 1/15/27	1,590,582	2,195,500
1.75%, 1/15/28	1,640,475	2,124,031
3.625%, 4/15/28	1,416,570	2,248,473
2.50%, 1/15/29	1,494,010	2,137,019
3.875%, 4/15/29	1,393,710	2,313,667
3.375%, 4/15/32	1,290,800	2,143,131
2.125%, 2/15/40	1,749,066	2,552,816
2.125%, 2/15/41	1,778,608	2,612,747
0.75%, 2/15/42	2,433,528	2,643,989
United States Treasury Inflation Indexed Notes:
2.50%, 7/15/16	907,608	1,053,747
2.375%, 1/15/17	1,136,130	1,332,557
0.125%, 4/15/17	1,008,740	1,086,681
2.625%, 7/15/17	1,105,470	1,335,805
1.625%, 1/15/18	1,093,650	1,279,656
1.375%, 7/15/18	1,062,500	1,245,450
2.125%, 1/15/19	1,067,150	1,309,509
1.875%, 7/15/19	1,287,660	1,581,811
1.375%, 1/15/20	1,695,232	2,028,318
1.25%, 7/15/20	1,785,986	2,135,230
1.125%, 1/15/21	1,780,546	2,107,860
0.625%, 7/15/21	1,829,808	2,094,702
0.125%, 1/15/22	1,923,351	2,099,457
0.125%, 7/15/22	797,056	870,970

Total U.S. Treasury Obligations (Cost $40,235,700)		47,173,701

CORPORATE BONDS - 46.6%
Alcoa, Inc., 6.15%, 8/15/20	300,000	331,070
Ally Financial, Inc., 0.381%, 12/19/12 (r)	1,000,000	1,000,608
American Express Credit Corp., 1.223%, 6/24/14 (r)	1,000,000	1,010,558
Amgen, Inc., 4.10%, 6/15/21	300,000	326,605
Appalachian Power Co., 0.81%, 8/16/13 (r)	1,000,000	1,000,640
Australia & New Zealand Banking Group Ltd., 1.018%, 10/6/15 (e)(r)	1,000,000	1,001,006
B/E Aerospace, Inc., 5.25%, 4/1/22	250,000	260,000
Bank of America Corp.:
7.375%, 5/15/14	100,000	109,465
3.75%, 7/12/16	300,000	318,294
Bank of Montreal, 0.878%, 9/11/15 (r)	1,000,000	1,002,108
Bank of New York Mellon Corp., 0.725%, 1/31/14 (r)	100,000	100,299
Barclays Bank plc, 1.496%, 1/13/14 (r)	500,000	502,042
BB&T Corp., 1.147%, 4/28/14 (r)	500,000	503,090
Bottling Group LLC, 6.95%, 3/15/14	100,000	109,199
BP Capital Markets plc:
3.625%, 5/8/14	100,000	104,867
4.50%, 10/1/20	100,000	116,085
CA, Inc., 5.375%, 12/1/19	100,000	114,595
CCO Holdings LLC / CCO Holdings Capital Corp., 7.25%, 10/30/17	200,000	218,000
Chesapeake Energy Corp., 6.625%, 8/15/20	250,000	257,812
Cigna Corp., 4.00%, 2/15/22	100,000	107,784
Cintas Corp. No 2, 3.25%, 6/1/22	150,000	153,216
Citigroup, Inc.:
2.438%, 8/13/13 (r)	591,000	598,899
0.678%, 6/9/16 (r)	500,000	462,089
CMS Energy Corp., 5.05%, 3/15/22	250,000	275,362
Constellation Brands, Inc., 6.00%, 5/1/22	100,000	113,750
Credit Suisse USA, Inc., 0.708%, 4/12/13 (r)	500,000	500,542
Daimler Finance North America LLC, 0.972%, 3/28/14 (e)(r)	1,000,000	1,001,889
Danaher Corp., 0.626%, 6/21/13 (r)	200,000	200,380
DIRECTV Holdings LLC, 5.20%, 3/15/20	200,000	227,361
Eaton Corp., 0.719%, 6/16/14 (r)	500,000	501,493
Eli Lilly & Co., 4.20%, 3/6/14	100,000	105,365
Enbridge Energy Partners LP, 5.20%, 3/15/20	100,000	114,323
Energizer Holdings, Inc., 4.70%, 5/19/21	200,000	211,814
Energy Transfer Partners LP, 5.20%, 2/1/22	500,000	554,651
Florida Gas Transmission Co. LLC, 3.875%, 7/15/22 (e)	200,000	208,385
Ford Motor Credit Co. LLC:
3.00%, 6/12/17	500,000	508,946
8.125%, 1/15/20	400,000	502,548
GATX Corp., 4.85%, 6/1/21	200,000	211,775
General Dynamics Corp., 3.875%, 7/15/21	500,000	566,246
General Electric Capital Corp.:
0.344%, 3/20/13 (r)	600,000	600,218
0.551%, 11/5/13 (r)	1,000,000	997,942
General Mills, Inc., 5.65%, 2/15/19	100,000	121,469
Goldman Sachs Group, Inc., 0.823%, 3/22/16 (r)	1,000,000	961,112
Hanesbrands, Inc., 4.113%, 12/15/14 (r)	148,000	148,001
Harley-Davidson Financial Services, Inc., 3.875%, 3/15/16 (e)	600,000	643,294
Hewlett-Packard Co.:
0.823%, 5/30/14 (r)	1,000,000	991,799
4.75%, 6/2/14	100,000	105,421
Hornbeck Offshore Services, Inc., 5.875%, 4/1/20	250,000	254,375
Huntington Ingalls Industries, Inc., 6.875%, 3/15/18	500,000	541,875
Inmet Mining Corp., 8.75%, 6/1/20 (e)	500,000	517,500
Intelsat Jackson Holdings SA, 7.25%, 10/15/20 (e)	500,000	537,500
Jabil Circuit, Inc., 5.625%, 12/15/20	250,000	267,500
John Deere Capital Corp., 0.605%, 7/15/13 (r)	250,000	250,421
JPMorgan Chase & Co., 3.15%, 7/5/16	300,000	317,307
JPMorgan Chase Bank, 0.729%, 6/13/16 (r)	1,250,000	1,204,722
Kellogg Co., 3.125%, 5/17/22	400,000	421,011
Kinder Morgan Energy Partners LP, 3.50%, 3/1/16	100,000	107,206
L-3 Communications Corp., 5.20%, 10/15/19	200,000	225,186
Liberty Mutual Group, Inc., 4.95%, 5/1/22 (e)	250,000	261,500
MarkWest Energy Partners LP / MarkWest Energy Finance Corp., 6.25%, 6/15/22	250,000	268,750
McCormick & Company, Inc., 3.90%, 7/15/21	500,000	554,017
MDC Holdings, Inc., 5.625%, 2/1/20	700,000	765,673
Metropolitan Life Global Funding I, 1.208%, 1/10/14 (e)(r)	250,000	251,354
Morgan Stanley, 0.76%, 1/9/14 (r)	500,000	493,305
Mueller Water Products, Inc., 8.75%, 9/1/20	334,000	377,420
National Australia Bank Ltd., 1.178%, 4/11/14 (e)(r)	500,000	503,170
Northern Trust Corp., 3.45%, 11/4/20	100,000	108,540
Nova Chemicals Corp., 3.855%, 11/15/13 (r)	500,000	499,375
PACCAR Financial Corp., 0.664%, 6/5/14 (r)	500,000	501,264
PNC Funding Corp., 0.647%, 1/31/14 (r)	500,000	499,188
Potash Corp. of Saskatchewan, Inc., 5.25%, 5/15/14	100,000	107,491
Procter & Gamble Co., 3.50%, 2/15/15	100,000	106,980
Qwest Corp., 3.639%, 6/15/13 (r)	1,000,000	1,005,390
Rio Tinto Finance USA Ltd., 3.75%, 9/20/21	500,000	532,640
Ryland Group, Inc., 5.375%, 10/1/22	500,000	501,250
Safeway, Inc., 1.904%, 12/12/13 (r)	1,000,000	1,000,208
Sempra Energy, 1.149%, 3/15/14 (r)	550,000	552,427
Teck Resources Ltd., 4.75%, 1/15/22	100,000	107,069
Time Warner Cable, Inc., 5.00%, 2/1/20	200,000	231,874
Toronto-Dominion Bank, 0.755%, 7/14/14 (r)	500,000	502,408
Unilever Capital Corp., 4.80%, 2/15/19	100,000	118,054
US Bank NA, 0.735%, 10/14/14 (r)	1,000,000	997,679
Valspar Corp., 4.20%, 1/15/22	300,000	326,145
VF Corp., 1.184%, 8/23/13 (r)	500,000	503,287
Volkswagen International Finance NV, 1.126%, 3/21/14 (e)(r)	1,000,000	1,005,349
Vulcan Materials Co., 7.50%, 6/15/21	600,000	678,000
WellPoint, Inc., 3.70%, 8/15/21	200,000	209,214
Wells Fargo & Co., 1.287%, 6/26/15 (r)	1,000,000	1,007,518
Westpac Banking Corp., 1.092%, 3/31/14 (e)(r)	1,000,000	1,005,633
Williams Partners LP, 3.80%, 2/15/15	200,000	212,057
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.375%, 3/15/22 (e)	500,000	507,500
Xerox Corp., 1.257%, 5/16/14 (r)	1,000,000	998,594

Total Corporate Bonds (Cost $40,755,532)		42,027,343

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 0.6%
Freddie Mac:
3.75%, 3/27/19	300,000	349,605
2.375%, 1/13/22	200,000	209,861

Total U.S. Government Agencies and Instrumentalities (Cost $558,424)		559,466

TIME DEPOSIT - 0.4%
State Street Bank Time Deposit, 0.113%, 10/1/12	370,594	370,594

Total Time Deposit (Cost $370,594)		370,594

TOTAL INVESTMENTS (Cost $81,920,250) - 99.8%		90,131,104
Other assets and liabilities, net - 0.2%		198,591
NET ASSETS - 100%		$90,329,695

(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

Abbreviations:
LLC: Limited Liability Corporation
LP: Limited Partnership
plc: Public Limited Company

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT VP S&P 500 INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2012

EQUITY SECURITIES - 97.4%	SHARES	VALUE
Aerospace & Defense - 2.2%
General Dynamics Corp.	7,236	$478,444
Honeywell International, Inc.	17,031	1,017,602
L-3 Communications Holdings, Inc.	2,098	150,448
Lockheed Martin Corp.	5,875	548,608
Northrop Grumman Corp.	5,394	358,323
Precision Castparts Corp.	3,129	511,091
Raytheon Co.	7,179	410,352
Rockwell Collins, Inc.	3,124	167,571
Textron, Inc.	6,111	159,925
The Boeing Co.	14,764	1,027,870
United Technologies Corp.	18,304	1,433,020
		6,263,254

Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc.	3,583	209,785
Expeditors International of Washington, Inc.	4,629	168,310
FedEx Corp.	6,372	539,199
United Parcel Service, Inc., Class B	15,685	1,122,575
		2,039,869

Airlines - 0.0%
Southwest Airlines Co.	16,533	144,994

Auto Components - 0.2%
BorgWarner, Inc.*	2,502	172,913
Goodyear Tire & Rubber Co.*	5,316	64,802
Johnson Controls, Inc.	14,769	404,671
		642,386

Automobiles - 0.4%
Ford Motor Co.	82,560	814,041
Harley-Davidson, Inc.	4,956	209,986
		1,024,027

Beverages - 2.4%
Beam, Inc.	3,356	193,104
Brown-Forman Corp., Class B	3,306	215,718
Coca-Cola Enterprises, Inc.	6,041	188,902
Constellation Brands, Inc.*	3,287	106,334
Dr Pepper Snapple Group, Inc.	4,714	209,914
Molson Coors Brewing Co., Class B	3,540	159,477
Monster Beverage Corp.*	3,300	178,728
PepsiCo, Inc.	33,956	2,403,066
The Coca-Cola Co.	84,482	3,204,402
		6,859,645

Biotechnology - 1.6%
Alexion Pharmaceuticals, Inc.*	4,212	481,853
Amgen, Inc.	16,749	1,412,276
Biogen Idec, Inc.*	5,159	769,877
Celgene Corp.*	9,487	724,807
Gilead Sciences, Inc.*	16,507	1,094,909
		4,483,722

Building Products - 0.0%
Masco Corp.	7,808	117,510

Capital Markets - 1.7%
Ameriprise Financial, Inc.	4,708	266,897
Bank of New York Mellon Corp.	25,687	581,040
BlackRock, Inc.	2,779	495,496
Charles Schwab Corp.	23,418	299,516
E*Trade Financial Corp.*	5,579	49,151
Federated Investors, Inc., Class B	1,821	37,676
Franklin Resources, Inc.	3,059	382,589
Goldman Sachs Group, Inc.	9,833	1,117,815
Invesco Ltd.	9,692	242,203
Legg Mason, Inc.	2,695	66,513
Morgan Stanley	30,175	505,130
Northern Trust Corp.	4,776	221,678
State Street Corp.	10,522	441,503
T. Rowe Price Group, Inc.	5,448	344,858
		5,052,065

Chemicals - 2.3%
Air Products & Chemicals, Inc.	4,631	382,984
Airgas, Inc.	1,502	123,615
CF Industries Holdings, Inc.	1,368	304,024
Dow Chemical Co.	26,141	757,043
E. I. du Pont de Nemours & Co.	20,180	1,014,449
Eastman Chemical Co.	3,302	188,247
Ecolab, Inc.	5,744	372,269
FMC Corp.	2,953	163,537
International Flavors & Fragrances, Inc.	1,757	104,682
LyondellBasell Industries NV	7,401	382,336
Monsanto Co.	11,628	1,058,381
Mosaic Co.	6,035	347,676
PPG Industries, Inc.	3,322	381,498
Praxair, Inc.	6,506	675,843
Sherwin-Williams Co.	1,846	274,888
Sigma-Aldrich Corp.	2,555	183,883
		6,715,355

Commercial Banks - 2.8%
BB&T Corp.	15,145	502,208
Comerica, Inc.	4,204	130,534
Fifth Third Bancorp	19,985	309,968
First Horizon National Corp.	5,102	49,132
Huntington Bancshares, Inc.	18,758	129,430
KeyCorp	19,943	174,302
M&T Bank Corp.	2,626	249,890
PNC Financial Services Group, Inc.	11,551	728,868
Regions Financial Corp.	30,854	222,457
SunTrust Banks, Inc.	11,665	329,770
US Bancorp	41,353	1,418,408
Wells Fargo & Co.	107,192	3,701,340
Zions Bancorporation	3,856	79,646
		8,025,953

Commercial Services & Supplies - 0.5%
Avery Dennison Corp.	2,181	69,399
Cintas Corp.	2,423	100,433
Iron Mountain, Inc.	3,296	112,427
Pitney Bowes, Inc.	4,108	56,773
Republic Services, Inc.	6,536	179,805
RR Donnelley & Sons Co.	3,729	39,527
Stericycle, Inc.*	1,801	163,027
Tyco International Ltd.	10,089	567,607
Waste Management, Inc.	9,508	305,017
		1,594,015

Communications Equipment - 1.9%
Cisco Systems, Inc.	115,367	2,202,356
F5 Networks, Inc.*	1,701	178,095
Harris Corp.	2,564	131,328
JDS Uniphase Corp.*	4,955	61,367
Juniper Networks, Inc.*	11,580	198,134
Motorola Solutions, Inc.	6,247	315,786
QUALCOMM, Inc.	37,165	2,322,441
		5,409,507

Computers & Peripherals - 5.8%
Apple, Inc.	20,453	13,647,469
Dell, Inc.	32,017	315,688
EMC Corp.*	45,791	1,248,721
Hewlett-Packard Co.	42,584	726,483
NetApp, Inc.*	7,804	256,595
SanDisk Corp.*	5,198	225,749
Seagate Technology plc	7,630	236,530
Western Digital Corp.	4,856	188,073
		16,845,308

Construction & Engineering - 0.1%
Fluor Corp.	3,643	205,028
Jacobs Engineering Group, Inc.*	2,771	112,031
Quanta Services, Inc.*	4,611	113,892
		430,951

Construction Materials - 0.0%
Vulcan Materials Co.	2,808	132,818

Consumer Finance - 0.9%
American Express Co.	21,564	1,226,129
Capital One Financial Corp.	12,677	722,716
Discover Financial Services	11,236	446,406
SLM Corp.	10,504	165,123
		2,560,374

Containers & Packaging - 0.1%
Ball Corp.	3,372	142,669
Bemis Co., Inc.	2,169	68,259
Owens-Illinois, Inc.*	3,251	60,989
Sealed Air Corp.	4,172	64,499
		336,416

Distributors - 0.1%
Genuine Parts Co.	3,300	201,399

Diversified Consumer Services - 0.1%
Apollo Group, Inc.*	2,312	67,163
H&R Block, Inc.	5,908	102,386
		169,549

Diversified Financial Services - 3.0%
Bank of America Corp.	235,140	2,076,286
Citigroup, Inc.	63,983	2,093,524
CME Group, Inc.	6,675	382,478
IntercontinentalExchange, Inc.*	1,542	205,718
JPMorgan Chase & Co.	82,884	3,355,144
Leucadia National Corp.	4,155	94,526
Moody's Corp.	4,373	193,155
NYSE Euronext	5,491	135,353
The NASDAQ OMX Group, Inc.	2,636	61,406
		8,597,590

Diversified Telecommunication Services - 2.9%
AT&T, Inc.	125,883	4,745,789
CenturyLink, Inc.	13,585	548,834
Frontier Communications Corp.	20,874	102,283
Verizon Communications, Inc.	62,159	2,832,586
Windstream Corp.	12,496	126,334
		8,355,826

Electric Utilities - 2.0%
American Electric Power Co., Inc.	10,479	460,447
Duke Energy Corp.	15,363	995,522
Edison International	7,079	323,440
Entergy Corp.	3,832	265,558
Exelon Corp.	18,466	657,020
FirstEnergy Corp.	9,087	400,737
NextEra Energy, Inc.	9,224	648,724
Northeast Utilities	6,793	259,696
Pepco Holdings, Inc.	4,919	92,969
Pinnacle West Capital Corp.	2,390	126,192
PPL Corp.	12,553	364,665
The Southern Co.	19,087	879,720
Xcel Energy, Inc.	10,528	291,731
		5,766,421

Electrical Equipment - 0.5%
Cooper Industries plc	3,500	262,710
Emerson Electric Co.	15,799	762,618
Rockwell Automation, Inc.	3,027	210,528
Roper Industries, Inc.	2,099	230,659
		1,466,515

Electronic Equipment & Instruments - 0.4%
Amphenol Corp.	3,489	205,432
Corning, Inc.	32,683	429,782
FLIR Systems, Inc.	3,471	69,333
Jabil Circuit, Inc.	4,017	75,198
Molex, Inc.	3,004	78,945
TE Connectivity Ltd.	9,237	314,151
		1,172,841

Energy Equipment & Services - 1.8%
Baker Hughes, Inc.	9,477	428,645
Cameron International Corp.*	5,325	298,573
Diamond Offshore Drilling, Inc.	1,510	99,373
Ensco plc	5,000	272,800
FMC Technologies, Inc.*	5,218	241,593
Halliburton Co.	20,242	681,953
Helmerich & Payne, Inc.	2,244	106,837
Nabors Industries Ltd.*	6,027	84,559
National Oilwell Varco, Inc.	9,304	745,343
Noble Corp.*	5,484	196,217
Rowan Co.'s plc*	2,619	88,444
Schlumberger Ltd.	28,954	2,094,243
		5,338,580

Food & Staples Retailing - 2.4%
Costco Wholesale Corp.	9,433	944,479
CVS Caremark Corp.	27,759	1,344,091
Kroger Co.	12,081	284,387
Safeway, Inc.	5,284	85,019
Sysco Corp.	12,615	394,471
Walgreen Co.	18,580	677,055
Wal-Mart Stores, Inc.	36,674	2,706,541
Whole Foods Market, Inc.	3,747	364,958
		6,801,001

Food Products - 1.7%
Archer-Daniels-Midland Co.	14,182	385,467
Campbell Soup Co.	3,877	134,997
ConAgra Foods, Inc.	9,008	248,531
Dean Foods Co.*	3,917	64,043
General Mills, Inc.	14,049	559,853
H.J. Heinz Co.	6,975	390,251
Hormel Foods Corp.	3,019	88,275
J.M. Smucker Co.	2,388	206,156
Kellogg Co.	5,427	280,359
Kraft Foods, Inc.*	38,721	1,601,113
McCormick & Co., Inc.	2,874	178,303
Mead Johnson Nutrition Co.	4,431	324,704
The Hershey Co.	3,360	238,190
Tyson Foods, Inc.	6,441	103,185
		4,803,427

Gas Utilities - 0.1%
AGL Resources, Inc.	2,552	104,402
Oneok, Inc.	4,494	217,105
		321,507

Health Care Equipment & Supplies - 1.7%
Baxter International, Inc.	11,858	714,563
Becton Dickinson & Co.	4,365	342,914
Boston Scientific Corp.*	31,715	182,044
C.R. Bard, Inc.	1,701	178,010
CareFusion Corp.*	4,887	138,742
Covidien plc	10,499	623,851
DENTSPLY International, Inc.	2,966	113,123
Edwards Lifesciences Corp.*	2,498	268,210
Intuitive Surgical, Inc.*	871	431,694
Medtronic, Inc.	22,410	966,319
St. Jude Medical, Inc.	6,942	292,466
Stryker Corp.	6,309	351,159
Varian Medical Systems, Inc.*	2,418	145,854
Zimmer Holdings, Inc.	3,892	263,177
		5,012,126

Health Care Providers & Services - 1.9%
Aetna, Inc.	7,292	288,763
AmerisourceBergen Corp.	5,401	209,073
Cardinal Health, Inc.	7,517	292,938
CIGNA Corp.	6,186	291,794
Coventry Health Care, Inc.	2,888	120,401
DaVita, Inc.*	1,858	192,507
Express Scripts Holding Co.*	17,690	1,108,632
Humana, Inc.	3,514	246,507
Laboratory Corp. of America Holdings*	2,085	192,800
McKesson Corp.	5,070	436,172
Patterson Co.'s, Inc.	1,980	67,795
Quest Diagnostics, Inc.	3,432	217,692
Tenet Healthcare Corp.*	10,103	63,346
UnitedHealth Group, Inc.	22,532	1,248,498
WellPoint, Inc.	7,125	413,321
		5,390,239

Health Care Technology - 0.1%
Cerner Corp.*	3,159	244,538

Hotels, Restaurants & Leisure - 1.8%
Carnival Corp.	9,759	355,618
Chipotle Mexican Grill, Inc.*	681	216,245
Darden Restaurants, Inc.	2,771	154,483
International Game Technology	5,766	75,477
Marriott International, Inc.	5,494	214,815
McDonald's Corp.	22,003	2,018,775
Starbucks Corp.	16,463	835,497
Starwood Hotels & Resorts Worldwide, Inc.	4,285	248,359
Wyndham Worldwide Corp.	3,142	164,892
Wynn Resorts Ltd.	1,737	200,519
Yum! Brands, Inc.	9,919	658,027
		5,142,707

Household Durables - 0.3%
D.R. Horton, Inc.	6,093	125,759
Harman International Industries, Inc.	1,447	66,793
Leggett & Platt, Inc.	2,911	72,921
Lennar Corp.	3,547	123,329
Newell Rubbermaid, Inc.	6,331	120,859
PulteGroup, Inc.*	7,368	114,204
Whirlpool Corp.	1,660	137,631
		761,496

Household Products - 2.1%
Colgate-Palmolive Co.	9,726	1,042,822
Kimberly-Clark Corp.	8,616	739,080
Procter & Gamble Co.	60,095	4,168,189
The Clorox Co.	2,870	206,784
		6,156,875

Independent Power Producers & Energy Traders - 0.1%
AES Corp.*	13,547	148,611
NRG Energy, Inc.	5,032	107,634
		256,245

Industrial Conglomerates - 2.5%
3M Co.	13,878	1,282,605
Danaher Corp.	12,744	702,832
General Electric Co.	230,381	5,231,952
		7,217,389

Insurance - 3.7%
ACE Ltd.	7,343	555,131
Aflac, Inc.	10,150	485,982
Allstate Corp.	10,582	419,153
American International Group, Inc.*	25,446	834,374
Aon plc	7,098	371,154
Assurant, Inc.	1,907	71,131
Berkshire Hathaway, Inc., Class B*	40,012	3,529,058
Cincinnati Financial Corp.	3,192	120,945
Genworth Financial, Inc.*	10,646	55,679
Hartford Financial Services Group, Inc.	9,339	181,550
Lincoln National Corp.	6,147	148,696
Loews Corp.	6,761	278,959
Marsh & McLennan Co.'s, Inc.	11,769	399,322
MetLife, Inc.	22,977	791,787
Principal Financial Group, Inc.	6,053	163,068
Progressive Corp.	12,229	253,630
Prudential Financial, Inc.	10,100	550,551
The Chubb Corp.	5,814	443,492
Torchmark Corp.	2,218	113,894
Travelers Co.'s, Inc.	8,378	571,882
Unum Group	6,113	117,492
XL Group plc	6,884	165,423
		10,622,353

Internet & Catalog Retail - 1.0%
Amazon.com, Inc.*	7,891	2,006,839
Expedia, Inc.	2,064	119,382
Netflix, Inc.*	1,141	62,116
priceline.com, Inc.*	1,081	668,847
TripAdvisor, Inc.*	2,391	78,736
		2,935,920

Internet Software & Services - 2.2%
Akamai Technologies, Inc.*	3,916	149,826
eBay, Inc.*	25,305	1,225,015
Google, Inc.*	5,780	4,361,010
VeriSign, Inc.*	3,460	168,468
Yahoo!, Inc.*	22,747	363,383
		6,267,702

IT Services - 3.8%
Accenture plc	13,879	971,946
Automatic Data Processing, Inc.	10,639	624,084
Cognizant Technology Solutions Corp.*	6,598	461,332
Computer Sciences Corp.	3,369	108,516
Fidelity National Information Services, Inc.	5,464	170,586
Fiserv, Inc.*	2,984	220,906
International Business Machines Corp.	23,440	4,862,628
MasterCard, Inc.	2,342	1,057,366
Paychex, Inc.	7,017	233,596
SAIC, Inc.	6,061	72,974
Teradata Corp.*	3,679	277,433
Total System Services, Inc.	3,443	81,599
Visa, Inc.	11,404	1,531,329
Western Union Co.	13,145	239,502
		10,913,797

Leisure Equipment & Products - 0.1%
Hasbro, Inc.	2,628	100,311
Mattel, Inc.	7,450	264,326
		364,637

Life Sciences - Tools & Services - 0.4%
Agilent Technologies, Inc.	7,562	290,759
Life Technologies Corp.*	3,921	191,659
PerkinElmer, Inc.	2,449	72,172
Thermo Fisher Scientific, Inc.	7,995	470,346
Waters Corp.*	1,922	160,160
		1,185,096

Machinery - 1.8%
Caterpillar, Inc.	14,254	1,226,414
Cummins, Inc.	3,864	356,299
Deere & Co.	8,566	706,609
Dover Corp.	4,033	239,923
Eaton Corp.	7,411	350,244
Flowserve Corp.	1,111	141,919
Illinois Tool Works, Inc.	9,411	559,672
Ingersoll-Rand plc	6,255	280,349
Joy Global, Inc.	2,312	129,611
PACCAR, Inc.	7,682	307,472
Pall Corp.	2,527	160,439
Parker Hannifin Corp.	3,288	274,811
Snap-on, Inc.	1,212	87,106
Stanley Black & Decker, Inc.	3,658	278,924
Xylem, Inc.	4,026	101,254
		5,201,046

Media - 3.4%
Cablevision Systems Corp.	4,778	75,731
CBS Corp., Class B	12,988	471,854
Comcast Corp.	58,383	2,088,360
DIRECTV*	13,700	718,702
Discovery Communications, Inc.*	5,491	327,428
Gannett Co., Inc.	4,742	84,171
McGraw-Hill Co.'s, Inc.	6,051	330,324
News Corp.	44,425	1,089,745
Omnicom Group, Inc.	5,871	302,709
Scripps Networks Interactive, Inc.	1,996	122,215
The Interpublic Group of Co.'s, Inc.	9,715	108,031
Time Warner Cable, Inc.	6,730	639,754
Time Warner, Inc.	20,673	937,107
Viacom, Inc., Class B	10,330	553,585
Walt Disney Co.	39,149	2,046,710
Washington Post Co., Class B	111	40,296
		9,936,722

Metals & Mining - 0.7%
Alcoa, Inc.	23,122	204,630
Allegheny Technologies, Inc.	2,226	71,009
Cliffs Natural Resources, Inc.	3,173	124,160
Freeport-McMoRan Copper & Gold, Inc.	20,595	815,150
Newmont Mining Corp.	10,737	601,379
Nucor Corp.	6,877	263,114
Titanium Metals Corp.	1,566	20,092
United States Steel Corp.	3,129	59,670
		2,159,204

Multiline Retail - 0.7%
Big Lots, Inc.*	1,502	44,429
Dollar Tree, Inc.*	4,996	241,182
Family Dollar Stores, Inc.	2,116	140,291
J.C. Penney Co., Inc.	3,104	75,396
Kohl's Corp.	4,708	241,144
Macy's, Inc.	8,783	330,416
Nordstrom, Inc.	3,333	183,915
Target Corp.	14,240	903,813
		2,160,586

Multi-Utilities - 1.2%
Ameren Corp.	5,270	172,171
Centerpoint Energy, Inc.	9,253	197,089
CMS Energy Corp.	5,471	128,842
Consolidated Edison, Inc.	6,363	381,080
Dominion Resources, Inc.	12,510	662,279
DTE Energy Co.	3,682	220,699
Integrys Energy Group, Inc.	1,595	83,259
NiSource, Inc.	6,097	155,352
PG&E Corp.	9,305	397,044
Public Service Enterprise Group, Inc.	10,992	353,723
SCANA Corp.	2,865	138,294
Sempra Energy	4,905	316,323
TECO Energy, Inc.	4,687	83,147
Wisconsin Energy Corp.	4,903	184,696
		3,473,998

Office Electronics - 0.1%
Xerox Corp.	29,104	213,623

Oil, Gas & Consumable Fuels - 9.2%
Alpha Natural Resources, Inc.*	4,752	31,221
Anadarko Petroleum Corp.	10,816	756,255
Apache Corp.	8,536	738,108
Cabot Oil & Gas Corp.	4,540	203,846
Chesapeake Energy Corp.	11,325	213,703
Chevron Corp.	42,811	4,990,050
ConocoPhillips	26,502	1,515,384
Consol Energy, Inc.	4,927	148,056
Denbury Resources, Inc.*	8,332	134,645
Devon Energy Corp.	8,209	496,646
EOG Resources, Inc.	5,837	654,036
EQT Corp.	3,264	192,576
Exxon Mobil Corp.	100,722	9,211,027
Hess Corp.	6,572	353,048
Kinder Morgan, Inc.:
Common	12,447	442,118
Warrants (strike price $40/share, expires 5/25/17)*	10,710	37,378
Marathon Oil Corp.	15,190	449,168
Marathon Petroleum Corp.	7,338	400,581
Murphy Oil Corp.	4,027	216,210
Newfield Exploration Co.*	2,875	90,045
Noble Energy, Inc.	3,835	355,543
Occidental Petroleum Corp.	17,672	1,520,852
Peabody Energy Corp.	5,884	131,154
Phillips 66 Co.	13,679	634,295
Pioneer Natural Resources Co.	2,663	278,017
QEP Resources, Inc.	3,707	117,364
Range Resources Corp.	3,499	244,475
Southwestern Energy Co.*	7,561	262,972
Spectra Energy Corp.	14,129	414,827
Sunoco, Inc.	2,357	110,378
Tesoro Corp.	2,957	123,898
Valero Energy Corp.	12,129	384,247
Williams Co.'s, Inc.	13,620	476,291
WPX Energy, Inc.*	4,265	70,756
		26,399,170

Paper & Forest Products - 0.2%
International Paper Co.	9,497	344,931
MeadWestvaco Corp.	3,709	113,495
		458,426

Personal Products - 0.2%
Avon Products, Inc.	9,358	149,260
Estee Lauder Co.'s, Inc.	5,238	322,504
		471,764

Pharmaceuticals - 6.0%
Abbott Laboratories	34,241	2,347,563
Allergan, Inc.	6,681	611,846
Bristol-Myers Squibb Co.	36,634	1,236,397
Eli Lilly & Co.	22,281	1,056,342
Forest Laboratories, Inc.*	5,102	181,682
Hospira, Inc.*	3,519	115,494
Johnson & Johnson	60,155	4,145,281
Merck & Co., Inc.	66,452	2,996,985
Mylan, Inc.*	8,738	213,207
Perrigo Co.	1,918	222,814
Pfizer, Inc.	162,975	4,049,929
Watson Pharmaceuticals, Inc.*	2,766	235,553
		17,413,093

Professional Services - 0.1%
Equifax, Inc.	2,485	115,751
Robert Half International, Inc.	2,935	78,159
The Dun & Bradstreet Corp.	995	79,222
		273,132

Real Estate Investment Trusts - 2.0%
American Tower Corp.	8,599	613,883
Apartment Investment & Management Co.	3,045	79,140
AvalonBay Communities, Inc.	2,114	287,483
Boston Properties, Inc.	3,289	363,796
Equity Residential	6,442	370,608
HCP, Inc.	9,372	416,867
Health Care REIT, Inc.	5,520	318,780
Host Hotels & Resorts, Inc.	15,343	246,255
Kimco Realty Corp.	8,535	173,004
Plum Creek Timber Co., Inc.	3,520	154,317
Prologis, Inc.	9,973	349,354
Public Storage	3,144	437,550
Simon Property Group, Inc.	6,618	1,004,679
Ventas, Inc.	6,445	401,201
Vornado Realty Trust	3,690	299,074
Weyerhaeuser Co.	11,704	305,943
		5,821,934

Real Estate Management & Development - 0.0%
CBRE Group, Inc.*	6,589	121,303

Road & Rail - 0.8%
CSX Corp.	22,379	464,364
Norfolk Southern Corp.	7,016	446,428
Ryder System, Inc.	1,042	40,701
Union Pacific Corp.	10,334	1,226,646
		2,178,139

Semiconductors & Semiconductor Equipment - 2.0%
Advanced Micro Devices, Inc.*	12,618	42,523
Altera Corp.	7,040	239,254
Analog Devices, Inc.	6,506	254,970
Applied Materials, Inc.	27,603	308,187
Broadcom Corp.*	11,221	388,022
First Solar, Inc.*	1,275	28,235
Intel Corp.	109,159	2,475,726
KLA-Tencor Corp.	3,628	173,074
Lam Research Corp.*	3,937	125,138
Linear Technology Corp.	5,024	160,014
LSI Corp.*	12,756	88,144
Microchip Technology, Inc.	4,226	138,359
Micron Technology, Inc.*	21,814	130,557
NVIDIA Corp.*	13,117	174,981
Teradyne, Inc.*	4,074	57,932
Texas Instruments, Inc.	24,645	678,970
Xilinx, Inc.	5,571	186,127
		5,650,213

Software - 3.5%
Adobe Systems, Inc.*	10,581	343,459
Autodesk, Inc.*	4,844	161,644
BMC Software, Inc.*	3,201	132,810
CA, Inc.	7,621	196,355
Citrix Systems, Inc.*	4,091	313,248
Electronic Arts, Inc.*	6,973	88,488
Intuit, Inc.	6,024	354,693
Microsoft Corp.	164,624	4,902,503
Oracle Corp.	83,100	2,616,819
Red Hat, Inc.*	4,195	238,863
Salesforce.com, Inc.*	2,790	426,005
Symantec Corp.*	15,522	279,396
		10,054,283

Specialty Retail - 2.1%
Abercrombie & Fitch Co.	1,905	64,618
AutoNation, Inc.*	843	36,814
AutoZone, Inc.*	817	302,020
Bed Bath & Beyond, Inc.*	5,007	315,441
Best Buy Co., Inc.	6,201	106,595
CarMax, Inc.*	4,737	134,057
GameStop Corp.	2,806	58,926
Limited Brands, Inc.	5,261	259,157
Lowe's Co.'s, Inc.	24,888	752,613
O'Reilly Automotive, Inc.*	2,572	215,071
Ross Stores, Inc.	4,858	313,827
Staples, Inc.	15,409	177,512
The Gap, Inc.	6,506	232,785
The Home Depot, Inc.	32,965	1,990,097
Tiffany & Co.	2,679	165,776
TJX Co.'s, Inc.	15,957	714,714
Urban Outfitters, Inc.*	2,560	96,154
		5,936,177

Textiles, Apparel & Luxury Goods - 0.6%
Coach, Inc.	6,280	351,806
Fossil, Inc.*	1,150	97,405
Nike, Inc., Class B	8,021	761,273
Ralph Lauren Corp.	1,333	201,590
VF Corp.	1,897	302,306
		1,714,380

Thrifts & Mortgage Finance - 0.1%
Hudson City Bancorp, Inc.	10,462	83,278
People's United Financial, Inc.	8,180	99,305
		182,583

Tobacco - 1.9%
Altria Group, Inc.	44,354	1,480,980
Lorillard, Inc.	2,811	327,341
Philip Morris International, Inc.	36,731	3,303,586
Reynolds American, Inc.	7,139	309,404
		5,421,311

Trading Companies & Distributors - 0.2%
Fastenal Co.	5,881	252,824
W.W. Grainger, Inc.	1,321	275,257
		528,081

Wireless Telecommunication Services - 0.3%
Crown Castle International Corp.*	6,394	409,855
MetroPCS Communications, Inc.*	6,370	74,593
Sprint Nextel Corp.*	65,061	359,137
		843,585

Total Equity Securities (Cost $215,950,516)		280,756,698

EXCHANGE TRADED FUNDS - 1.1%
SPDR S&P 500 Trust	21,900	3,152,067

Total Exchange Traded Funds (Cost $2,897,285)		3,152,067

U.S. TREASURY OBLIGATIONS - 0.2%	PRINCIPAL AMOUNT
United States Treasury Bills, 0.135%, 5/2/13^	$500,000	499,601

Total U.S. Treasury Obligations (Cost $499,601)		499,601

TIME DEPOSIT - 1.3%
State Street Bank Time Deposit, 0.113%, 10/1/12	3,680,863	3,680,863

Total Time Deposit (Cost $3,680,863)		3,680,863

TOTAL INVESTMENTS (Cost $223,028,265) - 100.0%		288,089,229
Other assets and liabilities, net - 0.0%		111,372
NET ASSETS - 100%		$288,200,601

FUTURES	NUMBER OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Purchased:
E-Mini S&P 500 Index^	27	12/12	$1,936,170	($23,554)
S&P 500 Index^	7	12/12	2,509,850	(34,881)
Total Purchased				($58,435)

^ Futures collateralized by $500,000 par value of U.S. Treasury Bills.

* Non-income producing security.

Abbreviations:
plc: Public Limited Company
REIT: Real Estate Investment Trust

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT VP S&P MID CAP 400 INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2012

EQUITY SECURITIES - 96.6%	SHARES	VALUE
Aerospace & Defense - 1.2%
Alliant Techsystems, Inc.	5,251	$263,128
B/E Aerospace, Inc.*	16,473	693,513
Esterline Technologies Corp.*	4,878	273,851
Exelis, Inc.	29,416	304,161
Huntington Ingalls Industries, Inc.*	7,779	327,107
Triumph Group, Inc.	7,911	494,675
		2,356,435

Air Freight & Logistics - 0.1%
UTi Worldwide, Inc.	16,383	220,679

Airlines - 0.3%
Alaska Air Group, Inc.*	11,147	390,814
JetBlue Airways Corp.*	35,768	171,329
		562,143

Auto Components - 0.2%
Gentex Corp.	22,865	388,934

Automobiles - 0.1%
Thor Industries, Inc.	6,957	252,678

Biotechnology - 2.2%
Regeneron Pharmaceuticals, Inc.*	11,870	1,812,074
United Therapeutics Corp.*	7,621	425,862
Vertex Pharmaceuticals, Inc.*	34,194	1,913,154
		4,151,090

Building Products - 0.5%
Fortune Brands Home & Security, Inc.*	25,462	687,729
Lennox International, Inc.	7,357	355,784
		1,043,513

Capital Markets - 2.2%
Affiliated Managers Group, Inc.*	8,136	1,000,728
Apollo Investment Corp.	32,147	252,997
Eaton Vance Corp.	18,299	529,939
Greenhill & Co., Inc.	4,240	219,420
Janus Capital Group, Inc.	29,737	280,717
Jefferies Group, Inc.	20,298	277,880
Raymond James Financial, Inc.	17,713	649,181
SEI Investments Co.	21,450	460,103
Waddell & Reed Financial, Inc.	13,596	445,541
		4,116,506

Chemicals - 2.8%
Albemarle Corp.	14,180	747,002
Ashland, Inc.	11,574	828,698
Cabot Corp.	9,427	344,745
Cytec Industries, Inc.	7,298	478,165
Intrepid Potash, Inc.*	8,390	180,217
Minerals Technologies, Inc.	2,818	199,881
NewMarket Corp.	1,699	418,770
Olin Corp.	12,776	277,623
RPM International, Inc.	20,899	596,457
Scotts Miracle-Gro Co.	6,105	265,384
Sensient Technologies Corp.	7,827	287,721
Valspar Corp.	13,377	750,450
		5,375,113

Commercial Banks - 3.9%
Associated Banc-Corp.	27,197	358,185
BancorpSouth, Inc.	12,906	190,234
Bank of Hawaii Corp.	7,138	325,636
Cathay General Bancorp	11,601	200,233
City National Corp.	7,463	384,419
Commerce Bancshares, Inc.	11,802	475,975
Cullen/Frost Bankers, Inc.	9,729	558,737
East West Bancorp, Inc.	22,669	478,769
First Niagara Financial Group, Inc.	55,294	447,328
FirstMerit Corp.	17,411	256,464
Fulton Financial Corp.	31,876	314,297
Hancock Holding Co.	13,291	411,356
International Bancshares Corp.	8,471	161,373
Prosperity Bancshares, Inc.	6,905	294,291
Signature Bank*	7,425	498,069
SVB Financial Group*	7,037	425,457
Synovus Financial Corp.	124,760	295,681
TCF Financial Corp.	25,817	308,255
Trustmark Corp.	10,225	248,878
Valley National Bancorp	31,343	314,057
Webster Financial Corp.	11,419	270,630
Westamerica Bancorporation	4,369	205,561
		7,423,885

Commercial Services & Supplies - 1.7%
Clean Harbors, Inc.*	7,519	367,303
Copart, Inc.*	17,127	474,932
Corrections Corp. of America	15,852	530,249
Deluxe Corp.	8,099	247,506
Herman Miller, Inc.	9,280	180,403
HNI Corp.	7,144	182,244
Mine Safety Appliances Co.	4,905	182,809
Rollins, Inc.	10,259	239,958
The Brink's Co.	7,464	191,750
TravelCenters of America LLC (b)*	60,000	10
Waste Connections, Inc.	19,521	590,510
		3,187,674

Communications Equipment - 1.0%
Adtran, Inc.	10,145	175,305
Ciena Corp.*	15,700	213,520
InterDigital, Inc.	6,750	251,640
Plantronics, Inc.	6,665	235,474
Polycom, Inc.*	28,247	278,798
Riverbed Technology, Inc.*	24,444	568,812
Tellabs, Inc.	54,716	193,695
		1,917,244

Computers & Peripherals - 0.7%
Diebold, Inc.	9,983	336,527
Lexmark International, Inc.	11,000	244,750
NCR Corp.*	25,085	584,731
QLogic Corp.*	15,279	174,486
		1,340,494

Construction & Engineering - 1.1%
AECOM Technology Corp.*	17,703	374,595
Granite Construction, Inc.	5,546	159,281
KBR, Inc.	23,269	693,882
Shaw Group, Inc.*	10,380	452,776
URS Corp.	12,178	430,005
		2,110,539

Construction Materials - 0.3%
Martin Marietta Materials, Inc.	7,264	601,968

Containers & Packaging - 1.6%
AptarGroup, Inc.	10,533	544,662
Greif, Inc.	4,907	216,791
Packaging Corp. of America	15,551	564,501
Rock-Tenn Co.	11,213	809,354
Silgan Holdings, Inc.	7,881	342,902
Sonoco Products Co.	15,925	493,516
		2,971,726

Distributors - 0.5%
LKQ Corp.*	46,945	868,483

Diversified Consumer Services - 0.8%
DeVry, Inc.	9,030	205,523
ITT Educational Services, Inc.*	2,476	79,802
Matthews International Corp.	4,531	135,114
Regis Corp.	9,198	169,059
Service Corp. International	34,039	458,165
Sotheby's	10,766	339,129
Strayer Education, Inc.	1,849	118,983
		1,505,775

Diversified Financial Services - 0.6%
CBOE Holdings, Inc.	13,711	403,378
MSCI, Inc.*	19,298	690,675
		1,094,053

Diversified Telecommunication Services - 0.3%
tw telecom, Inc.*	23,803	620,544

Electric Utilities - 2.1%
Cleco Corp.	9,667	405,821
Great Plains Energy, Inc.	24,262	540,072
Hawaiian Electric Industries, Inc.	15,296	402,438
IDACORP, Inc.	7,932	343,217
NV Energy, Inc.	37,393	673,448
OGE Energy Corp.	15,632	866,951
PNM Resources, Inc.	12,695	266,976
Westar Energy, Inc.	20,014	593,615
		4,092,538

Electrical Equipment - 1.7%
Acuity Brands, Inc.	6,703	424,233
AMETEK, Inc.	38,429	1,362,308
General Cable Corp.*	7,920	232,690
Hubbell, Inc., Class B	8,464	683,383
Regal-Beloit Corp.	6,603	465,379
		3,167,993

Electronic Equipment & Instruments - 1.9%
Arrow Electronics, Inc.*	17,240	581,160
Avnet, Inc.*	22,395	651,470
Ingram Micro, Inc.*	23,888	363,814
Itron, Inc.*	6,339	273,528
National Instruments Corp.	14,786	372,164
Tech Data Corp.*	5,951	269,580
Trimble Navigation Ltd.*	19,916	949,197
Vishay Intertechnology, Inc.*	20,885	205,300
		3,666,213

Energy Equipment & Services - 2.7%
Atwood Oceanics, Inc.*	9,013	409,641
CARBO Ceramics, Inc.	3,169	199,394
Dresser-Rand Group, Inc.*	11,989	660,714
Dril-Quip, Inc.*	5,764	414,316
Helix Energy Solutions Group, Inc.*	15,507	283,313
Oceaneering International, Inc.	17,097	944,609
Oil States International, Inc.*	8,616	684,627
Patterson-UTI Energy, Inc.	24,047	380,905
Superior Energy Services, Inc.*	24,700	506,844
Tidewater, Inc.	7,895	383,144
Unit Corp.*	6,852	284,358
		5,151,865

Food & Staples Retailing - 0.2%
Harris Teeter Supermarkets, Inc.	7,847	304,777
SUPERVALU, Inc.	33,280	80,205
		384,982

Food Products - 1.9%
Flowers Foods, Inc.	18,240	368,083
Green Mountain Coffee Roasters, Inc.*	20,454	485,782
Hillshire Brands Co.	18,800	503,464
Ingredion, Inc.	12,071	665,836
Lancaster Colony Corp.	3,070	224,878
Post Holdings, Inc.*	5,192	156,072
Ralcorp Holdings, Inc.*	8,657	631,961
Smithfield Foods, Inc.*	21,316	418,859
Tootsie Roll Industries, Inc.	3,263	88,036
		3,542,971

Gas Utilities - 1.4%
Atmos Energy Corp.	14,288	511,368
National Fuel Gas Co.	13,200	713,328
Questar Corp.	27,940	568,020
UGI Corp.	17,820	565,785
WGL Holdings, Inc.	8,198	329,969
		2,688,470

Health Care Equipment & Supplies - 2.6%
Hill-Rom Holdings, Inc.	9,835	285,805
Hologic, Inc.*	41,940	848,866
IDEXX Laboratories, Inc.*	8,720	866,332
Masimo Corp.*	8,242	199,292
ResMed, Inc.	22,505	910,777
STERIS Corp.	9,237	327,636
Teleflex, Inc.	6,490	446,772
The Cooper Co.'s, Inc.	7,588	716,762
Thoratec Corp.*	9,299	321,745
		4,923,987

Health Care Providers & Services - 3.4%
AMERIGROUP Corp.*	7,730	706,754
Community Health Systems, Inc.*	14,413	419,995
Health Management Associates, Inc.*	40,496	339,761
Health Net, Inc.*	12,911	290,627
Henry Schein, Inc.*	14,027	1,111,920
HMS Holdings Corp.*	13,680	457,322
LifePoint Hospitals, Inc.*	7,677	328,422
Mednax, Inc.*	7,878	586,517
Omnicare, Inc.	17,714	601,745
Owens & Minor, Inc.	10,109	302,057
Universal Health Services, Inc., Class B	13,972	638,940
VCA Antech, Inc.*	13,818	272,629
WellCare Health Plans, Inc.*	6,821	385,727
		6,442,416

Health Care Technology - 0.2%
Allscripts Healthcare Solutions, Inc.*	26,912	334,516

Hotels, Restaurants & Leisure - 1.5%
Bally Technologies, Inc.*	6,566	324,295
Bob Evans Farms, Inc.	4,449	174,090
Brinker International, Inc.	11,819	417,211
International Speedway Corp.	4,045	114,757
Life Time Fitness, Inc.*	6,341	290,037
Panera Bread Co.*	4,462	762,511
Scientific Games Corp.*	8,989	74,339
The Cheesecake Factory, Inc.	7,911	282,818
Wendy's Co.	44,577	202,825
WMS Industries, Inc.*	8,882	145,487
		2,788,370

Household Durables - 2.1%
Jarden Corp.	11,895	628,532
KB Home	12,125	173,994
MDC Holdings, Inc.	5,977	230,174
Mohawk Industries, Inc.*	9,183	734,824
NVR, Inc.*	767	647,731
Tempur-Pedic International, Inc.*	9,400	280,966
Toll Brothers, Inc.*	23,719	788,182
Tupperware Brands Corp.	8,767	469,824
		3,954,227

Household Products - 1.0%
Church & Dwight Co., Inc.	22,059	1,190,965
Energizer Holdings, Inc.	10,252	764,902
		1,955,867

Industrial Conglomerates - 0.3%
Carlisle Co.'s, Inc.	9,834	510,581

Insurance - 4.4%
Alleghany Corp.*	2,683	925,474
American Financial Group, Inc.	12,493	473,485
Arthur J. Gallagher & Co.	19,168	686,598
Aspen Insurance Holdings Ltd.	11,252	343,073
Brown & Brown, Inc.	18,616	485,319
Everest Re Group Ltd.	8,211	878,249
Fidelity National Financial, Inc.	33,399	714,405
First American Financial Corp.	16,805	364,164
Hanover Insurance Group, Inc.	7,155	266,595
HCC Insurance Holdings, Inc.	15,867	537,733
Kemper Corp.	8,645	265,488
Mercury General Corp.	5,768	222,933
Old Republic International Corp.	38,231	355,548
Protective Life Corp.	12,701	332,893
Reinsurance Group of America, Inc.	11,680	675,922
StanCorp Financial Group, Inc.	7,040	219,930
WR Berkley Corp.	17,699	663,535
		8,411,344

Internet & Catalog Retail - 0.2%
HSN, Inc.	5,908	289,787

Internet Software & Services - 1.9%
AOL, Inc.*	14,210	500,618
Equinix, Inc.*	7,635	1,573,192
Monster Worldwide, Inc.*	18,741	137,371
Rackspace Hosting, Inc.*	17,188	1,135,955
ValueClick, Inc.*	11,184	192,253
		3,539,389

IT Services - 3.3%
Acxiom Corp.*	12,042	220,007
Alliance Data Systems Corp.*	7,895	1,120,695
Broadridge Financial Solutions, Inc.	19,780	461,468
Convergys Corp.	17,816	279,177
CoreLogic, Inc.*	16,691	442,812
DST Systems, Inc.	4,859	274,825
Gartner, Inc.*	14,803	682,270
Global Payments, Inc.	12,501	522,917
Jack Henry & Associates, Inc.	13,651	517,373
Lender Processing Services, Inc.	13,443	374,925
Mantech International Corp.	3,690	88,560
NeuStar, Inc.*	10,488	419,835
VeriFone Systems, Inc.*	17,082	475,734
Wright Express Corp.*	6,093	424,804
		6,305,402

Leisure Equipment & Products - 0.4%
Polaris Industries, Inc.	10,093	816,221

Life Sciences - Tools & Services - 1.2%
Bio-Rad Laboratories, Inc.*	3,139	334,994
Charles River Laboratories International, Inc.*	7,682	304,207
Covance, Inc.*	8,695	405,970
Mettler-Toledo International, Inc.*	4,931	841,919
Techne Corp.	5,485	394,591
		2,281,681

Machinery - 4.9%
AGCO Corp.*	15,404	731,382
CLARCOR, Inc.	7,877	351,550
Crane Co.	7,634	304,826
Donaldson Co., Inc.	21,708	753,485
Gardner Denver, Inc.	7,760	468,782
Graco, Inc.	9,517	478,515
Harsco Corp.	12,870	264,221
IDEX Corp.	13,301	555,583
ITT Corp.	14,472	291,611
Kennametal, Inc.	12,663	469,544
Lincoln Electric Holdings, Inc.	13,123	512,453
Nordson Corp.	8,874	520,194
Oshkosh Corp.*	14,570	399,655
SPX Corp.	8,038	525,766
Terex Corp.*	17,483	394,766
Timken Co.	12,800	475,648
Trinity Industries, Inc.	12,518	375,164
Valmont Industries, Inc.	3,709	487,733
Wabtec Corp.	7,553	606,430
Woodward, Inc.	9,556	324,713
		9,292,021

Marine - 0.3%
Kirby Corp.*	8,852	489,339
Matson, Inc.	6,642	138,884
		628,223

Media - 1.2%
AMC Networks, Inc.*	8,998	391,593
Cinemark Holdings, Inc.	16,100	361,123
DreamWorks Animation SKG, Inc.*	11,317	217,626
John Wiley & Sons, Inc.	7,323	336,492
Lamar Advertising Co.*	8,728	323,460
Meredith Corp.	5,710	199,850
New York Times Co.*	19,281	188,182
Scholastic Corp.	4,042	128,455
Valassis Communications, Inc.*	6,272	154,856
		2,301,637

Metals & Mining - 1.6%
Carpenter Technology Corp.	7,000	366,240
Commercial Metals Co.	18,414	243,065
Compass Minerals International, Inc.	5,246	391,299
Reliance Steel & Aluminum Co.	11,928	624,431
Royal Gold, Inc.	9,360	934,690
Steel Dynamics, Inc.	34,853	391,399
Worthington Industries, Inc.	8,243	178,543
		3,129,667

Multiline Retail - 0.1%
Saks, Inc.*	16,211	167,135

Multi-Utilities - 1.1%
Alliant Energy Corp.	17,584	762,970
Black Hills Corp.	6,991	248,670
MDU Resources Group, Inc.	29,920	659,437
Vectren Corp.	12,856	367,682
		2,038,759

Office Electronics - 0.2%
Zebra Technologies Corp.*	8,281	310,869

Oil, Gas & Consumable Fuels - 3.0%
Arch Coal, Inc.	33,725	213,479
Bill Barrett Corp.*	7,456	184,685
Cimarex Energy Co.	13,624	797,685
Energen Corp.	11,428	598,942
Forest Oil Corp.*	18,802	158,877
HollyFrontier Corp.	32,253	1,331,081
Northern Oil And Gas, Inc.*	9,375	159,281
Plains Exploration & Production Co.*	20,440	765,887
Quicksilver Resources, Inc.*	18,832	77,023
Rosetta Resources, Inc.*	8,400	402,360
SM Energy Co.	10,323	558,578
World Fuel Services Corp.	11,338	403,746
		5,651,624

Paper & Forest Products - 0.4%
Domtar Corp.	5,666	443,591
Louisiana-Pacific Corp.*	21,718	271,475
		715,066

Pharmaceuticals - 0.5%
Endo Health Solutions, Inc.*	18,521	587,486
Medicis Pharmaceutical Corp.	9,405	406,954
		994,440

Professional Services - 0.8%
Corporate Executive Board Co.	5,306	284,561
FTI Consulting, Inc.*	6,535	174,354
Korn/Ferry International*	7,897	121,061
Manpower, Inc.	12,573	462,686
Towers Watson & Co.	9,065	480,898
		1,523,560

Real Estate Investment Trusts - 9.2%
Alexandria Real Estate Equities, Inc.	9,946	731,230
American Campus Communities, Inc.	14,574	639,507
BioMed Realty Trust, Inc.	24,430	457,330
BRE Properties, Inc.	12,169	570,605
Camden Property Trust	13,244	854,106
Corporate Office Properties Trust	11,468	274,888
Duke Realty Corp.	42,732	628,160
Equity One, Inc.	9,752	205,377
Essex Property Trust, Inc.	5,770	855,345
Federal Realty Investment Trust	10,158	1,069,637
Highwoods Properties, Inc.	12,053	393,169
Home Properties, Inc.	7,906	484,401
Hospitality Properties Trust	19,578	465,565
Liberty Property Trust	18,625	674,970
Macerich Co.	21,093	1,207,152
Mack-Cali Realty Corp.	13,219	351,625
National Retail Properties, Inc.	17,142	522,831
Omega Healthcare Investors, Inc.	17,219	391,388
Potlatch Corp.	6,401	239,205
Rayonier, Inc.	19,452	953,343
Realty Income Corp.	21,144	864,578
Regency Centers Corp.	14,251	694,451
Senior Housing Properties Trust	27,962	609,012
SL Green Realty Corp.	14,284	1,143,720
Taubman Centers, Inc.	9,776	750,113
UDR, Inc.	39,644	983,964
Weingarten Realty Investors	17,676	496,872
		17,512,544

Real Estate Management & Development - 0.4%
Alexander & Baldwin, Inc.*	6,642	196,138
Jones Lang LaSalle, Inc.	6,926	528,800
		724,938

Road & Rail - 1.5%
Con-way, Inc.	8,860	242,498
JB Hunt Transport Services, Inc.	14,342	746,358
Kansas City Southern	17,431	1,320,921
Landstar System, Inc.	7,361	348,028
Werner Enterprises, Inc.	7,081	151,321
		2,809,126

Semiconductors & Semiconductor Equipment - 1.7%
Atmel Corp.*	69,580	365,991
Cree, Inc.*	18,372	469,037
Cypress Semiconductor Corp.*	21,656	232,152
Fairchild Semiconductor International, Inc.*	20,141	264,250
Integrated Device Technology, Inc.*	22,639	133,117
International Rectifier Corp.*	11,004	183,657
Intersil Corp.	20,148	176,295
MEMC Electronic Materials, Inc.*	36,729	101,005
RF Micro Devices, Inc.*	44,389	175,337
Semtech Corp.*	10,359	260,529
Silicon Laboratories, Inc.*	6,089	223,832
Skyworks Solutions, Inc.*	30,238	712,558
		3,297,760

Software - 4.5%
ACI Worldwide, Inc.*	6,255	264,336
Advent Software, Inc.*	5,091	125,086
ANSYS, Inc.*	14,605	1,072,007
Cadence Design Systems, Inc.*	43,401	558,354
Compuware Corp.*	34,150	338,427
Concur Technologies, Inc.*	7,144	526,727
FactSet Research Systems, Inc.	6,483	625,091
Fair Isaac Corp.	5,375	237,898
Informatica Corp.*	17,088	594,833
Mentor Graphics Corp.*	14,872	230,219
MICROS Systems, Inc.*	12,709	624,266
Parametric Technology Corp.*	18,865	411,257
Quest Software, Inc. (b)*	9,004	252,112
Rovi Corp.*	17,386	252,271
SolarWinds, Inc.*	9,641	537,389
Solera Holdings, Inc.	11,081	486,123
Synopsys, Inc.*	23,628	780,197
TIBCO Software, Inc.*	24,398	737,552
		8,654,145

Specialty Retail - 4.8%
Aaron's, Inc.	11,170	310,638
Advance Auto Parts, Inc.	11,619	795,204
Aeropostale, Inc.*	12,869	174,118
American Eagle Outfitters, Inc.	28,347	597,555
ANN, Inc.*	7,498	282,900
Ascena Retail Group, Inc.*	19,517	418,640
Barnes & Noble, Inc.*	5,985	76,488
Chico's FAS, Inc.	26,291	476,130
Collective Brands, Inc.*	9,657	209,653
Dick's Sporting Goods, Inc.	15,390	797,972
Foot Locker, Inc.	23,928	849,444
Guess?, Inc.	9,714	246,930
Office Depot, Inc.*	44,774	114,621
PetSmart, Inc.	17,142	1,182,455
Rent-A-Center, Inc.	9,367	328,594
Signet Jewelers Ltd.	12,818	625,006
Tractor Supply Co.	11,233	1,110,831
Williams-Sonoma, Inc.	13,724	603,444
		9,200,623

Textiles, Apparel & Luxury Goods - 1.7%
Carter's, Inc.*	8,038	432,766
Deckers Outdoor Corp.*	5,871	215,113
Hanesbrands, Inc.*	15,465	493,024
PVH Corp.	11,178	1,047,602
Under Armour, Inc.*	12,248	683,806
Warnaco Group, Inc.*	6,451	334,807
		3,207,118

Thrifts & Mortgage Finance - 0.7%
Astoria Financial Corp.	13,341	131,809
New York Community Bancorp, Inc.	69,577	985,210
Washington Federal, Inc.	16,757	279,507
		1,396,526

Tobacco - 0.1%
Universal Corp.	3,702	188,506

Trading Companies & Distributors - 0.9%
GATX Corp.	7,422	314,990
MSC Industrial Direct Co., Inc.	7,301	492,525
United Rentals, Inc.*	14,688	480,445
Watsco, Inc.	4,698	356,061
		1,644,021

Water Utilities - 0.3%
Aqua America, Inc.	22,140	548,186

Wireless Telecommunication Services - 0.2%
Telephone & Data Systems, Inc.	16,007	409,939

Total Equity Securities (Cost $155,758,431)		183,704,729

EXCHANGE TRADED FUNDS - 1.7%
SPDR S&P MidCap 400 Trust	18,500	3,328,520

Total Exchange Traded Funds (Cost $3,098,538)		3,328,520

TIME DEPOSIT - 1.4%	PRINCIPAL AMOUNT
State Street Bank Time Deposit, 0.113%, 10/1/12	$2,641,788	2,641,788

Total Time Deposit (Cost $2,641,788)		2,641,788

U.S. TREASURY OBLIGATIONS - 0.3%
United States Treasury Bills, 0.135%, 5/2/13^	500,000	499,601

Total U.S. Treasury Obligations (Cost $499,601)		499,601

TOTAL INVESTMENTS (Cost $161,998,358) - 100.0%		190,174,638
Other assets and liabilities, net - 0.0%		38,949
NET ASSETS - 100%		$190,213,587

FUTURES	NUMBER OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Purchased:
E-Mini S&P 400 Index^	35	12/12	$3,452,750	($82,460)

(b) This security was valued by the Board of Directors. See Note A.

^ Futures collateralized by $500,000 par value of U.S. Treasury Bills.

* Non-income producing security.

Abbreviations:
LLC: Limited Liability Corporation

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2012

EQUITY SECURITIES - 92.8%	SHARES	VALUE
Aerospace & Defense - 1.5%
AAR Corp.	3,414	$56,058
Aerovironment, Inc.*	1,447	33,961
American Science & Engineering, Inc.	788	51,701
API Technologies Corp.*	2,912	8,357
Astronics Corp.*	970	29,876
Ceradyne, Inc.	2,046	49,984
CPI Aerostructures, Inc.*	507	5,496
Cubic Corp.	1,378	68,983
Curtiss-Wright Corp.	4,224	138,125
DigitalGlobe, Inc.*	3,256	66,390
Esterline Technologies Corp.*	2,760	154,946
GenCorp, Inc.*	5,118	48,570
GeoEye, Inc.*	1,360	35,945
HEICO Corp.	4,743	183,507
Hexcel Corp.*	8,966	215,363
Keyw Holding Corp.*	1,677	20,962
Kratos Defense & Security Solutions, Inc.*	3,130	18,279
LMI Aerospace, Inc.*	916	18,723
Moog, Inc.*	3,982	150,798
National Presto Industries, Inc.	420	30,610
Orbital Sciences Corp.*	5,042	73,412
SIFCO Industries, Inc.	226	4,113
Sypris Solutions, Inc.	953	6,804
Taser International, Inc.*	5,000	30,150
Teledyne Technologies, Inc.*	3,309	209,757
		1,710,870

Air Freight & Logistics - 0.3%
Air Transport Services Group, Inc.*	4,743	20,869
Atlas Air Worldwide Holdings, Inc.*	2,379	122,828
Echo Global Logistics, Inc.*	1,329	22,792
Forward Air Corp.	2,539	77,211
HUB Group, Inc.*	3,340	99,131
Pacer International, Inc.*	3,629	14,443
Park-Ohio Holdings Corp.*	726	15,733
XPO Logistics, Inc.*	1,587	19,425
		392,432

Airlines - 0.6%
Alaska Air Group, Inc.*	6,402	224,454
Allegiant Travel Co.*	1,330	84,269
Hawaiian Holdings, Inc.*	4,528	25,312
JetBlue Airways Corp.*	20,251	97,002
Republic Airways Holdings, Inc.*	4,602	21,307
Skywest, Inc.	4,346	44,894
Spirit Airlines, Inc.*	3,745	63,965
US Airways Group, Inc.*	14,616	152,883
		714,086

Auto Components - 0.7%
American Axle & Manufacturing Holdings, Inc.*	6,004	67,665
Cooper Tire & Rubber Co.	5,611	107,619
Dana Holding Corp.	13,297	163,553
Dorman Products, Inc.*	2,205	69,480
Drew Industries, Inc.*	1,669	50,420
Exide Technologies*	6,612	20,497
Federal-Mogul Corp.*	1,665	15,235
Fuel Systems Solutions, Inc.*	1,481	25,458
Gentherm, Inc.*	2,493	31,013
Modine Manufacturing Co.*	4,047	29,867
Shiloh Industries, Inc.	483	5,419
Spartan Motors, Inc.	3,414	17,070
Standard Motor Products, Inc.	1,820	33,524
Stoneridge, Inc.*	2,174	10,805
Superior Industries International, Inc.	2,023	34,573
Tenneco, Inc.*	5,465	153,020
Tower International, Inc.*	681	5,251
		840,469

Automobiles - 0.0%
Winnebago Industries, Inc.*	2,545	32,143

Beverages - 0.1%
Central European Distribution Corp.*	5,976	17,031
Coca Cola Bottling Co. Consolidated	436	29,691
Craft Brew Alliance, Inc.*	855	6,712
National Beverage Corp.*	1,154	17,495
The Boston Beer Company, Inc.*	675	75,580
		146,509

Biotechnology - 3.7%
Achillion Pharmaceuticals, Inc.*	4,790	49,864
Acorda Therapeutics, Inc.*	3,610	92,452
Aegerion Pharmaceuticals, Inc.*	1,943	28,795
Affymax, Inc.*	2,984	62,843
Agenus, Inc.*	2,052	9,460
Alkermes plc*	11,023	228,727
Allos Therapeutics, Inc. (b)*	8,161	—
Alnylam Pharmaceuticals, Inc.*	4,121	77,434
AMAG Pharmaceuticals, Inc.*	1,838	32,606
Amicus Therapeutics, Inc.*	2,714	14,113
Anacor Pharmaceuticals, Inc.*	1,231	8,100
Arena Pharmaceuticals, Inc.*	19,304	160,609
Arqule, Inc.*	5,260	26,879
Array Biopharma, Inc.*	8,151	47,765
Astex Pharmaceuticals, Inc.*	8,384	25,739
AVEO Pharmaceuticals, Inc.*	3,503	36,466
BioCryst Pharmaceuticals, Inc.*	4,427	18,770
Biospecifics Technologies Corp.*	285	5,535
Biotime, Inc.*	1,975	8,295
Celldex Therapeutics, Inc.*	4,749	29,919
Cepheid, Inc.*	5,907	203,851
ChemoCentryx, Inc.*	476	5,536
Clovis Oncology, Inc.*	1,230	25,154
Codexis, Inc.*	2,017	6,112
Coronado Biosciences, Inc.*	1,219	6,339
Cubist Pharmaceuticals, Inc.*	5,703	271,919
Curis, Inc.*	6,491	26,873
Cytori Therapeutics, Inc.*	4,706	20,753
Dendreon Corp.*	13,865	66,968
Discovery Laboratories, Inc.*	3,905	12,808
Dusa Pharmaceuticals, Inc.*	2,008	13,634
Dyax Corp.*	9,064	23,566
Dynavax Technologies Corp.*	15,554	74,037
Emergent Biosolutions, Inc.*	2,331	33,124
Enzon Pharmaceuticals, Inc.*	3,403	23,685
Exact Sciences Corp.*	5,145	56,646
Exelixis, Inc.*	16,302	78,576
Genomic Health, Inc.*	1,445	50,127
Geron Corp.*	10,723	18,229
GTx, Inc.*	1,483	6,792
Halozyme Therapeutics, Inc.*	8,079	61,077
Idenix Pharmaceuticals, Inc.*	7,999	36,555
ImmunoCellular Therapeutics Ltd.*	3,584	10,071
Immunogen, Inc.*	7,409	108,171
Immunomedics, Inc.*	6,814	23,917
Infinity Pharmaceuticals, Inc.*	2,149	50,609
InterMune, Inc.*	5,888	52,815
Ironwood Pharmaceuticals, Inc.*	6,767	86,482
Isis Pharmaceuticals, Inc.*	9,020	126,911
Keryx Biopharmaceuticals, Inc.*	4,735	13,353
Lexicon Pharmaceuticals, Inc.*	17,874	41,468
Ligand Pharmaceuticals, Inc., Class B*	1,684	28,881
MannKind Corp.*	10,154	29,244
Maxygen, Inc.	2,883	7,611
Merrimack Pharmaceuticals, Inc.*	1,369	12,841
Momenta Pharmaceuticals, Inc.*	4,217	61,442
Neurocrine Biosciences, Inc.*	5,970	47,641
NewLink Genetics Corp.*	1,141	18,518
Novavax, Inc.*	10,291	22,229
NPS Pharmaceuticals, Inc.*	7,757	71,752
OncoGenex Pharmaceutical, Inc.*	1,309	18,549
Oncothyreon, Inc.*	5,144	26,440
Opko Health, Inc.*	9,218	38,531
Orexigen Therapeutics, Inc.*	5,431	31,011
Osiris Therapeutics, Inc.*	1,745	19,282
PDL BioPharma, Inc.	12,211	93,903
Pharmacyclics, Inc.*	4,899	315,985
Progenics Pharmaceuticals, Inc.*	2,933	8,418
Raptor Pharmaceutical Corp.*	3,949	21,956
Repligen Corp.*	2,777	16,551
Rigel Pharmaceuticals, Inc.*	6,434	65,948
Sangamo Biosciences, Inc.*	4,682	28,467
Seattle Genetics, Inc.*	8,558	230,638
SIGA Technologies, Inc.*	2,826	9,043
Spectrum Pharmaceuticals, Inc.*	5,050	59,085
Sunesis Pharmaceuticals, Inc.*	2,400	13,560
Synageva BioPharma Corp.*	927	49,530
Synergy Pharmaceuticals, Inc.*	3,700	17,686
Synta Pharmaceuticals Corp.*	3,342	25,466
Targacept, Inc.*	2,414	11,804
Theravance, Inc.*	5,462	141,520
Threshold Pharmaceuticals, Inc.*	4,048	29,308
Trius Therapeutics, Inc.*	2,239	13,053
Vanda Pharmaceuticals, Inc.*	2,587	10,426
Verastem, Inc.*	541	5,080
Vical, Inc.*	7,213	31,160
XOMA Corp.*	6,130	22,620
ZIOPHARM Oncology, Inc.*	5,687	30,994
		4,286,702

Building Products - 0.8%
A.O. Smith Corp.	3,506	201,735
AAON, Inc.	1,579	31,091
Ameresco, Inc.*	1,452	17,148
American Woodmark Corp.*	938	18,732
Apogee Enterprises, Inc.	2,456	48,187
Builders FirstSource, Inc.*	4,708	24,435
Gibraltar Industries, Inc.*	2,647	33,935
Griffon Corp.	3,918	40,355
Insteel Industries, Inc.	1,631	19,132
NCI Building Systems, Inc.*	1,877	18,826
Nortek, Inc.*	698	38,202
Patrick Industries, Inc.*	357	5,523
PGT, Inc.*	1,759	5,770
Quanex Building Products Corp.	3,310	62,360
Simpson Manufacturing Co., Inc.	3,602	103,089
Trex Co., Inc.*	1,354	46,198
Universal Forest Products, Inc.	1,697	70,493
USG Corp.*	6,671	146,428
		931,639

Capital Markets - 2.1%
Apollo Investment Corp.	18,268	143,769
Arlington Asset Investment Corp.	625	14,914
Artio Global Investors, Inc.	2,429	7,238
BGC Partners, Inc.	8,863	43,429
BlackRock Kelso Capital Corp.	6,249	60,740
Calamos Asset Management, Inc.	1,559	18,147
Capital Southwest Corp.	264	29,555
CIFC Corp.*	974	7,130
Cohen & Steers, Inc.	1,662	49,228
Cowen Group, Inc.*	6,639	17,925
Diamond Hill Investment Group, Inc.	250	19,170
Duff & Phelps Corp.	2,807	38,203
Epoch Holding Corp.	1,435	33,149
Evercore Partners, Inc.	2,575	69,525
FBR & Co.*	4,878	15,073
Fidus Investment Corp.	849	14,178
Fifth Street Finance Corp.	7,421	81,483
Financial Engines, Inc.*	4,171	99,395
FXCM, Inc.	2,092	19,979
GAMCO Investors, Inc.	612	30,447
GFI Group, Inc.	5,807	18,466
Gladstone Capital Corp.	2,184	19,110
Gladstone Investment Corp.	2,292	17,923
Golub Capital BDC, Inc.	1,288	20,479
Greenhill & Co., Inc.	2,617	135,430
GSV Capital Corp.*	1,740	15,016
Harris & Harris Group, Inc.*	3,204	12,143
Hercules Technology Growth Capital, Inc.	4,476	49,281
HFF, Inc.*	2,937	43,761
Horizon Technology Finance Corp.	563	9,098
ICG Group, Inc.*	3,171	32,217
Intl. FCStone, Inc.*	1,181	22,510
Investment Technology Group, Inc.*	3,390	29,493
JMP Group, Inc.	1,155	6,341
KBW, Inc.	3,103	51,106
KCAP Financial, Inc.	1,571	14,547
Knight Capital Group, Inc.*	8,843	23,699
Ladenburg Thalmann Financial Services, Inc.*	8,462	11,170
Main Street Capital Corp.	2,483	73,273
Manning & Napier, Inc.	1,043	12,714
MCG Capital Corp.	6,694	30,859
Medallion Financial Corp.	1,611	19,026
Medley Capital Corp.	2,051	28,858
MVC Capital, Inc.	2,126	27,213
New Mountain Finance Corp.	1,127	16,702
NGP Capital Resources Co.	2,245	16,748
Oppenheimer Holdings, Inc.	932	14,865
PennantPark Investment Corp.	5,075	53,846
Piper Jaffray Co.'s*	1,472	37,462
Prospect Capital Corp.	13,175	151,776
Pzena Investment Management, Inc.	491	2,558
Safeguard Scientifics, Inc.*	1,902	29,842
Solar Capital Ltd.	3,296	75,544
Solar Senior Capital Ltd.	800	14,328
Stifel Financial Corp.*	4,835	162,456
SWS Group, Inc.*	2,652	16,204
TCP Capital Corp.	518	8,267
THL Credit, Inc.	836	11,729
TICC Capital Corp.	3,399	35,350
Triangle Capital Corp.	2,291	58,787
Virtus Investment Partners, Inc.*	559	48,074
Walter Investment Management Corp.*	2,579	95,449
Westwood Holdings Group, Inc.	603	23,523
WisdomTree Investments, Inc.*	5,274	35,336
		2,445,256

Chemicals - 1.9%
ADA-ES, Inc.*	811	19,148
American Vanguard Corp.	2,506	87,209
Arabian American Development Co.*	1,798	17,602
Balchem Corp.	2,635	96,784
Calgon Carbon Corp.*	4,914	70,319
Chase Corp.	526	9,663
Chemtura Corp.*	8,884	152,982
Ferro Corp.*	7,534	25,842
Flotek Industries, Inc.*	4,103	51,985
FutureFuel Corp.	1,534	18,577
Georgia Gulf Corp.	2,950	106,849
GSE Holding, Inc.*	707	5,550
H.B. Fuller Co.	4,492	137,815
Hawkins, Inc.	759	31,536
Innophos Holdings, Inc.	1,962	95,137
Innospec, Inc.*	1,948	66,076
KMG Chemicals, Inc.	568	10,508
Koppers Holdings, Inc.	1,798	62,804
Kraton Performance Polymers, Inc.*	2,903	75,768
Landec Corp.*	2,742	31,396
LSB Industries, Inc.*	1,588	69,666
Minerals Technologies, Inc.	1,598	113,346
Olin Corp.	7,212	156,717
OM Group, Inc.*	2,917	54,081
Omnova Solutions, Inc.*	3,910	29,599
PolyOne Corp.	8,067	133,670
Quaker Chemical Corp.	1,166	54,417
Schulman A, Inc.	2,755	65,624
Sensient Technologies Corp.	4,390	161,376
Spartech Corp.*	3,208	17,163
Stepan Co.	756	72,667
TPC Group, Inc.*	1,090	44,483
Tredegar Corp.	2,145	38,052
Zep, Inc.	1,900	28,728
Zoltek Co.'s, Inc.*	2,577	19,817
		2,232,956

Commercial Banks - 6.1%
1st Source Corp.	1,417	31,557
1st United Bancorp, Inc.*	2,033	13,113
Access National Corp.	665	9,084
Alliance Financial Corp.	484	19,462
American National Bankshares, Inc.	705	15,926
Ameris Bancorp*	2,453	30,883
Ames National Corp.	756	15,755
Arrow Financial Corp.	948	23,690
Bancfirst Corp.	651	27,967
Banco Latinoamericano de Exportaciones SA	2,403	53,082
Bancorp, Inc.*	2,605	26,753
BancorpSouth, Inc.	8,503	125,334
Bank of Kentucky Financial Corp.	473	13,121
Bank of Marin Bancorp	545	23,168
Bank of the Ozarks, Inc.	2,630	90,656
Banner Corp.	1,639	44,417
Bar Harbor Bankshares	350	12,509
BBCN Bancorp, Inc.*	6,810	85,874
Berkshire Bancorp, Inc.*	385	3,169
Boston Private Financial Holdings, Inc.	6,538	62,699
Bridge Bancorp, Inc.	653	15,221
Bridge Capital Holdings*	752	11,626
Bryn Mawr Bank Corp.	1,004	22,530
BSB Bancorp, Inc.*	738	9,520
C&F Financial Corp.	289	11,372
Camden National Corp.	710	26,298
Capital Bank Financial Corp.*	170	3,052
Capital City Bank Group, Inc.*	1,232	13,108
Cardinal Financial Corp.	2,513	35,936
Cascade Bancorp*	500	2,640
Cathay General Bancorp	7,087	122,322
Center Bancorp, Inc.	993	11,837
Centerstate Banks of Florida, Inc.	2,552	22,764
Central Pacific Financial Corp.*	1,947	27,842
Century Bancorp, Inc.	277	8,842
Chemical Financial Corp.	2,475	59,895
Citizens & Northern Corp.	1,125	22,061
Citizens Republic Bancorp, Inc.*	3,605	69,757
City Holding Co.	1,381	49,495
CNB Financial Corp.	1,282	22,448
CoBiz Financial, Inc.	2,995	20,965
Columbia Banking System, Inc.	3,437	63,722
Community Bank System, Inc.	3,552	100,131
Community Trust Bancorp, Inc.	1,197	42,535
Crescent Financial Bancshares, Inc.*	245	1,115
CVB Financial Corp.	7,857	93,813
Eagle Bancorp, Inc.*	1,706	28,524
Enterprise Bancorp, Inc.	478	8,164
Enterprise Financial Services Corp.	1,378	18,741
Farmers National Banc Corp.	1,693	10,937
Fidelity Southern Corp.	860	8,136
Financial Institutions, Inc.	1,134	21,138
First BanCorp*	6,329	27,974
First Bancorp (North Carolina)	1,553	17,906
First Bancorp, Inc. (Maine)	691	12,127
First Busey Corp.	6,352	30,998
First California Financial Group, Inc.*	2,021	14,066
First Commonwealth Financial Corp.	9,166	64,620
First Community Bancshares, Inc.	1,464	22,341
First Connecticut Bancorp Inc.	1,473	19,900
First Financial Bancorp	5,061	85,582
First Financial Bankshares, Inc.	2,725	98,182
First Financial Corp.	966	30,274
First Interstate Bancsystem, Inc.	1,462	21,872
First Merchants Corp.	2,368	35,544
First Midwest Bancorp, Inc.	6,478	81,299
First of Long Island Corp.	601	18,517
FirstMerit Corp.	9,873	145,429
FNB Corp.	12,565	140,854
FNB United Corp.*	901	10,704
German American Bancorp, Inc.	1,152	27,786
Glacier Bancorp, Inc.	6,291	98,014
Great Southern Bancorp, Inc.	940	29,055
Guaranty Bancorp*	6,857	13,851
Hampton Roads Bankshares, Inc.*	1,667	2,501
Hancock Holding Co.	6,869	212,596
Hanmi Financial Corp.*	2,835	36,316
Heartland Financial USA, Inc.	1,357	37,005
Heritage Commerce Corp.*	1,714	11,895
Heritage Financial Corp.	1,400	21,042
Heritage Oaks Bancorp*	1,809	10,420
Home Bancshares, Inc.	1,923	65,555
Horizon Bancorp	337	9,631
Hudson Valley Holding Corp.	1,336	22,779
IBERIABANK Corp.	2,658	121,736
Independent Bank Corp.	1,853	55,757
International Bancshares Corp.	4,652	88,621
Investors Bancorp, Inc.*	4,201	76,626
Lakeland Bancorp, Inc.	2,350	24,322
Lakeland Financial Corp.	1,410	38,916
MainSource Financial Group, Inc.	2,090	26,836
MB Financial, Inc.	4,923	97,229
Mercantile Bank Corp.*	775	13,284
Merchants Bancshares, Inc.	377	11,140
Metro Bancorp, Inc.*	1,253	15,876
MetroCorp Bancshares, Inc.*	1,423	15,070
Middleburg Financial Corp.	483	8,578
Midsouth Bancorp, Inc.	777	12,580
MidWestOne Financial Group, Inc.	611	13,161
National Bankshares, Inc.	719	23,871
National Penn Bancshares, Inc.:
Common Stock	11,112	101,230
Fractional Shares (b)*	25,000	5
NBT Bancorp, Inc.	3,011	66,453
Northrim BanCorp, Inc.	582	11,721
Old National Bancorp	9,012	122,653
OmniAmerican Bancorp, Inc.*	1,008	22,912
Oriental Financial Group, Inc.	4,052	42,627
Pacific Capital Bancorp*	338	15,514
Pacific Continental Corp.	1,909	17,047
Pacific Mercantile Bancorp*	960	6,278
PacWest Bancorp	2,682	62,678
Park National Corp.	1,021	71,490
Park Sterling Corp.*	2,352	11,619
Peapack Gladstone Financial Corp.	799	13,056
Penns Woods Bancorp, Inc.	303	13,432
Peoples Bancorp, Inc.	1,091	24,973
Pinnacle Financial Partners, Inc.*	2,915	56,318
Preferred Bank*	1,057	14,988
PrivateBancorp, Inc.	5,437	86,938
Prosperity Bancshares, Inc.	4,272	182,073
Renasant Corp.	2,202	43,170
Republic Bancorp, Inc.	1,015	22,279
S&T Bancorp, Inc.	2,603	45,839
Sandy Spring Bancorp, Inc.	2,099	40,406
SCBT Financial Corp.	1,325	53,371
Seacoast Banking Corp. of Florida*	5,956	9,470
Sierra Bancorp	987	12,101
Simmons First National Corp.	1,504	36,630
Southside Bancshares, Inc.	1,523	33,217
Southwest Bancorp, Inc.*	2,012	21,830
State Bank Financial Corp.	2,598	42,841
StellarOne Corp.	2,371	31,202
Sterling BanCorp.	2,786	27,637
Sterling Financial Corp.	2,204	49,083
Suffolk Bancorp*	896	13,135
Sun Bancorp, Inc.*	3,090	10,413
Susquehanna Bancshares, Inc.	16,914	176,920
SY Bancorp, Inc.	1,229	29,078
Taylor Capital Group, Inc.*	1,466	25,098
Texas Capital Bancshares, Inc.*	3,566	177,266
Tompkins Financial Corp.	986	39,953
TowneBank	2,117	32,454
TriCo Bancshares	1,295	21,406
Trustmark Corp.	5,831	141,927
UMB Financial Corp.	2,907	141,513
Umpqua Holdings Corp.	10,053	129,583
Union First Market Bankshares Corp.	1,561	24,289
United Bankshares, Inc.	4,527	112,768
United Community Banks, Inc.*	3,656	30,674
Univest Corp. of Pennsylvania	1,722	30,996
Virginia Commerce Bancorp, Inc.*	2,414	21,123
Washington Banking Co.	1,588	22,502
Washington Trust Bancorp, Inc.	1,232	32,365
Webster Financial Corp.	6,495	153,931
WesBanco, Inc.	2,018	41,793
West Bancorporation, Inc.	1,387	16,713
West Coast Bancorp*	1,739	39,162
Westamerica Bancorporation	2,509	118,048
Western Alliance Bancorp*	6,105	62,271
Wilshire Bancorp, Inc.*	5,565	35,059
Wintrust Financial Corp.	3,270	122,854
		7,051,319

Commercial Services & Supplies - 2.2%
ABM Industries, Inc.	4,838	91,583
ACCO Brands Corp.*	10,173	66,023
Acorn Energy, Inc.	1,611	14,370
American Reprographics Co.*	3,218	13,741
Asset Acceptance Capital Corp.*	1,427	10,645
Asta Funding, Inc.	997	9,362
AT Cross Co.*	787	7,846
Casella Waste Systems, Inc.*	2,315	9,908
Ceco Environmental Corp.	646	6,311
Cenveo, Inc.*	4,813	11,022
Compx International, Inc.	107	1,624
Consolidated Graphics, Inc.*	814	21,237
Courier Corp.	1,060	12,953
Deluxe Corp.	4,591	140,301
Encore Capital Group, Inc.*	1,972	55,729
EnergySolutions, Inc.*	7,742	21,136
EnerNOC, Inc.*	2,044	26,531
Ennis, Inc.	2,271	37,267
G&K Services, Inc.	1,608	50,347
Healthcare Services Group, Inc.	6,046	138,272
Heritage-Crystal Clean, Inc.*	692	13,736
Herman Miller, Inc.	5,252	102,099
HNI Corp.	4,100	104,591
Innerworkings, Inc.*	2,859	37,224
Interface, Inc.	5,274	69,670
Intersections, Inc.	755	7,958
Kimball International, Inc., Class B	3,252	39,740
Knoll, Inc.	4,116	57,418
Mcgrath RentCorp	2,093	54,606
Metalico, Inc.*	3,896	9,974
Mine Safety Appliances Co.	2,485	92,616
Mobile Mini, Inc.*	3,442	57,516
Multi-Color Corp.	1,079	24,990
NL Industries, Inc.	532	6,113
Portfolio Recovery Associates, Inc.*	1,540	160,822
Quad/Graphics, Inc.	2,074	35,175
Schawk, Inc.	1,200	15,660
Standard Parking Corp.*	1,439	32,277
Steelcase, Inc.	6,700	65,995
Swisher Hygiene, Inc.*	10,142	13,996
SYKES Enterprises, Inc.*	3,603	48,424
Team, Inc.*	1,759	56,024
Tetra Tech, Inc.*	5,711	149,971
The Brink's Co.	4,255	109,311
The GEO Group, Inc.:
Common Stock	5,342	147,813
Escrow (b)*	100,000	11
TMS International Corp.*	1,058	10,474
TRC Cos, Inc.*	1,457	10,957
Unifirst Corp.	1,234	82,419
United Stationers, Inc.	3,611	93,958
US Ecology, Inc.	1,699	36,664
Viad Corp.	1,798	37,506
		2,531,916

Communications Equipment - 1.9%
Adtran, Inc.	5,737	99,135
Ambient Corp.*	244	1,283
Anaren, Inc.*	1,364	27,266
Arris Group, Inc.*	10,171	130,087
Aruba Networks, Inc.*	10,068	226,379
Aviat Networks, Inc.*	5,538	13,180
Aware, Inc.	1,033	6,508
Bel Fuse, Inc., Class B	968	18,082
Black Box Corp.	1,535	39,158
CalAmp Corp.*	2,585	21,223
Calix, Inc.*	3,092	19,789
Ciena Corp.*	8,928	121,421
Comtech Telecommunications Corp.	1,726	47,707
Digi International, Inc.*	2,313	23,500
Emulex Corp.*	7,599	54,789
Extreme Networks*	9,344	31,209
Finisar Corp.*	8,219	117,532
Globecomm Systems, Inc.*	1,885	21,018
Harmonic, Inc.*	9,805	44,515
Infinera Corp.*	9,879	54,137
InterDigital, Inc.	3,847	143,416
Ixia*	3,797	61,018
KVH Industries, Inc.*	1,491	20,113
Loral Space & Communications, Inc.	946	67,260
Netgear, Inc.*	3,420	130,439
Numerex Corp.*	785	8,894
Oclaro, Inc.*	6,484	17,507
Oplink Communications, Inc.*	1,692	27,986
Parkervision, Inc.*	6,832	15,987
PC-Tel, Inc.	1,663	11,724
Plantronics, Inc.	3,828	135,243
Procera Networks, Inc.*	1,625	38,187
ShoreTel, Inc.*	4,177	17,084
Sonus Networks, Inc.*	18,211	34,237
Sycamore Networks, Inc.*	1,689	26,011
Symmetricom, Inc.*	4,071	28,375
Tellabs, Inc.	32,973	116,724
Telular Corp.	1,493	14,781
Tessco Technologies, Inc.	485	10,267
Ubiquiti Networks, Inc.*	727	8,651
Viasat, Inc.*	3,378	126,270
Westell Technologies, Inc.*	4,363	9,337
		2,187,429

Computers & Peripherals - 0.7%
3D Systems Corp.*	4,155	136,492
Avid Technology, Inc.*	2,537	24,000
Cray, Inc.*	3,293	41,821
Datalink Corp.*	1,373	11,368
Electronics for Imaging, Inc.*	3,961	65,792
Imation Corp.*	3,091	17,279
Immersion Corp.*	2,323	12,707
Intermec, Inc.*	4,881	30,311
Intevac, Inc.*	2,067	12,629
OCZ Technology Group, Inc.*	5,563	19,303
QLogic Corp.*	8,774	100,199
Quantum Corp.*	19,651	31,638
Silicon Graphics International Corp.*	2,677	24,361
STEC, Inc.*	3,561	24,037
Stratasys, Inc.*	1,917	104,285
Super Micro Computer, Inc.*	2,622	31,543
Synaptics, Inc.*	3,032	72,829
		760,594

Construction & Engineering - 0.7%
Aegion Corp.*	3,435	65,815
Argan, Inc.	887	15,478
Comfort Systems USA, Inc.	3,332	36,419
Dycom Industries, Inc.*	3,072	44,175
EMCOR Group, Inc.	6,009	171,497
Furmanite Corp.*	3,036	17,244
Granite Construction, Inc.	3,480	99,946
Great Lakes Dredge & Dock Corp.	5,123	39,447
Layne Christensen Co.*	1,710	33,533
MasTec, Inc.*	4,872	95,978
Michael Baker Corp.*	821	19,589
MYR Group, Inc.*	1,740	34,713
Northwest Pipe Co.*	959	23,639
Orion Marine Group, Inc.*	2,790	20,730
Pike Electric Corp.*	1,702	13,531
Primoris Services Corp.	2,693	35,144
Sterling Construction Co., Inc.*	1,494	14,910
Tutor Perini Corp.*	3,216	36,791
		818,579

Construction Materials - 0.3%
Eagle Materials, Inc.	4,077	188,602
Headwaters, Inc.*	5,432	35,743
Texas Industries, Inc.*	2,033	82,641
United States Lime & Minerals, Inc.*	156	7,521
		314,507

Consumer Finance - 0.6%
Cash America International, Inc.	2,645	102,018
Credit Acceptance Corp.*	708	60,541
DFC Global Corp.*	3,735	64,055
Ezcorp, Inc.*	4,319	99,035
First Cash Financial Services, Inc.*	2,636	121,282
First Marblehead Corp.*	5,748	6,035
Green Dot Corp.*	2,160	26,417
Nelnet, Inc.	2,311	54,863
Netspend Holdings, Inc.*	2,443	24,015
Nicholas Financial, Inc.	799	10,315
Regional Management Corp.*	435	7,504
World Acceptance Corp.*	991	66,843
		642,923

Containers & Packaging - 0.2%
AEP Industries, Inc.*	367	22,237
Boise, Inc.	9,048	79,260
Graphic Packaging Holding Co.*	15,079	87,609
Myers Industries, Inc.	3,018	47,141
UFP Technologies, Inc.*	495	8,707
		244,954

Distributors - 0.2%
Core-Mark Holding Co., Inc.	936	45,031
Pool Corp.	4,230	175,884
VOXX International Corp.*	1,390	10,397
Weyco Group, Inc.	737	17,946
		249,258

Diversified Consumer Services - 1.0%
American Public Education, Inc.*	1,623	59,126
Ascent Capital Group, Inc.*	1,251	67,567
Bridgepoint Education, Inc.*	1,706	17,316
Capella Education Co.*	1,226	42,984
Career Education Corp.*	4,661	17,572
Carriage Services, Inc.	1,428	13,809
Coinstar, Inc.*	2,818	126,754
Collectors Universe, Inc.	481	6,748
Corinthian Colleges, Inc.*	7,691	18,305
Education Management Corp.*	2,400	7,464
Grand Canyon Education, Inc.*	3,597	84,637
Hillenbrand, Inc.	5,152	93,715
K12, Inc.*	2,402	48,520
Lincoln Educational Services Corp.	1,856	7,795
Mac-Gray Corp.	1,212	16,253
Matthews International Corp.	2,425	72,314
National American University Holdings, Inc.	724	3,620
Regis Corp.	5,024	92,341
Sotheby's	6,099	192,118
Steiner Leisure Ltd.*	1,287	59,910
Stewart Enterprises, Inc.	7,120	59,772
Strayer Education, Inc.	1,068	68,726
Universal Technical Institute, Inc.	1,842	25,235
		1,202,601

Diversified Financial Services - 0.3%
California First National Bancorp	145	2,674
Gain Capital Holdings, Inc.	987	4,866
MarketAxess Holdings, Inc.	3,286	103,838
Marlin Business Services Corp.	795	16,862
MicroFinancial, Inc.	763	6,981
NewStar Financial, Inc.*	2,242	26,881
PHH Corp.*	5,100	103,785
Pico Holdings, Inc.*	1,974	45,047
Resource America, Inc.	1,082	7,401
		318,335

Diversified Telecommunication Services - 0.6%
8x8, Inc.*	6,367	41,768
Atlantic Tele-Network, Inc.	816	35,072
Cbeyond, Inc.*	2,347	23,141
Cincinnati Bell, Inc.*	17,650	100,605
Cogent Communications Group, Inc.	4,216	96,926
Consolidated Communications Holdings, Inc.	3,570	61,368
Fairpoint Communications, Inc.*	1,772	13,396
General Communication, Inc.*	3,588	35,162
Hawaiian Telcom Holdco, Inc.*	922	16,347
HickoryTech Corp.	1,098	11,617
IDT Corp., Class B	1,313	13,485
inContact, Inc.*	2,522	16,443
Iridium Communications, Inc.*	4,475	32,757
Lumos Networks Corp.	1,286	10,108
magicJack VocalTec Ltd.*	1,359	33,336
Neutral Tandem, Inc.*	2,529	23,722
ORBCOMM, Inc.*	2,846	10,644
Premiere Global Services, Inc.*	4,574	42,767
Primus Telecommunications Group, Inc.	1,095	16,721
Towerstream Corp.*	4,275	17,357
Vonage Holdings Corp.*	14,328	32,668
		685,410

Electric Utilities - 1.4%
Allete, Inc.	3,434	143,335
Cleco Corp.	5,485	230,260
El Paso Electric Co.	3,605	123,471
Empire District Electric Co.	3,796	81,804
IDACORP, Inc.	4,511	195,191
MGE Energy, Inc.	2,022	107,146
Otter Tail Corp.	3,144	75,016
PNM Resources, Inc.	7,172	150,827
Portland General Electric Co.	6,798	183,818
UIL Holdings Corp.	4,560	163,522
Unitil Corp.	1,238	33,698
UNS Energy Corp.	3,625	151,743
		1,639,831

Electrical Equipment - 1.1%
A123 Systems, Inc.*	7,666	1,916
Acuity Brands, Inc.	3,812	241,261
American Superconductor Corp.*	3,671	15,235
AZZ, Inc.	2,174	82,569
Belden, Inc.	4,146	152,904
Brady Corp.	4,416	129,300
Capstone Turbine Corp.*	26,878	26,878
Coleman Cable, Inc.	735	7,085
Encore Wire Corp.	1,625	47,547
EnerSys, Inc.*	4,317	152,347
Enphase Energy, Inc.*	715	2,960
Franklin Electric Co., Inc.	2,040	123,400
FuelCell Energy, Inc.*	13,625	11,990
Generac Holdings, Inc.	2,227	50,976
Global Power Equipment Group, Inc.	1,548	28,623
II-VI, Inc.*	4,734	90,041
LSI Industries, Inc.	1,507	10,157
Powell Industries, Inc.*	725	28,036
Preformed Line Products Co.	155	8,418
Thermon Group Holdings, Inc.*	1,325	33,112
Vicor Corp.*	1,707	11,386
		1,256,141

Electronic Equipment & Instruments - 2.1%
Aeroflex Holding Corp.*	1,630	10,807
Agilysys, Inc.*	1,316	11,318
Anixter International, Inc.	2,540	145,948
Audience, Inc.*	545	3,379
Badger Meter, Inc.	1,311	47,707
Benchmark Electronics, Inc.*	4,990	76,197
Brightpoint, Inc.*	6,168	55,389
Checkpoint Systems, Inc.*	3,461	28,657
Cognex Corp.	3,857	133,375
Coherent, Inc.*	2,060	94,472
CTS Corp.	2,987	30,079
Daktronics, Inc.	2,960	28,150
DTS, Inc.*	1,807	42,067
Echelon Corp.*	3,061	11,754
Electro Rent Corp.	1,712	30,285
Electro Scientific Industries, Inc.	1,856	22,680
Fabrinet*	1,677	19,436
FARO Technologies, Inc.*	1,524	62,972
FEI Co.	3,416	182,756
GSI Group, Inc.*	2,626	23,398
Insight Enterprises, Inc.*	3,744	65,445
InvenSense, Inc.*	3,277	39,160
Kemet Corp.*	3,628	15,963
Key Tronic Corp.*	942	9,345
Littelfuse, Inc.	1,918	108,444
Maxwell Technologies, Inc.*	2,297	18,652
Measurement Specialties, Inc.*	1,271	41,918
Mercury Computer Systems, Inc.*	2,519	26,752
Mesa Laboratories, Inc.	233	11,273
Methode Electronics, Inc.	3,257	31,625
MTS Systems Corp.	1,339	71,703
Multi-Fineline Electronix, Inc.*	789	17,792
Neonode, Inc.*	2,024	7,630
Newport Corp.*	3,209	35,491
OSI Systems, Inc.*	1,788	139,178
Park Electrochemical Corp.	1,804	44,793
PC Connection, Inc.	756	8,702
Plexus Corp.*	3,092	93,657
Power-One, Inc.*	6,116	34,250
Radisys Corp.*	1,596	5,746
RealD, Inc.*	3,960	35,402
Richardson Electronics Ltd.	1,342	15,929
Rofin-Sinar Technologies, Inc.*	2,473	48,792
Rogers Corp.*	1,381	58,499
Sanmina-SCI Corp.*	6,955	59,048
Scansource, Inc.*	2,349	75,215
SYNNEX Corp.*	2,367	77,117
TTM Technologies, Inc.*	4,786	45,132
Universal Display Corp.*	3,577	122,977
Viasystems Group, Inc.*	399	6,903
Vishay Precision Group, Inc.*	1,011	14,134
Zygo Corp.*	1,307	23,905
		2,471,398

Energy Equipment & Services - 1.8%
Basic Energy Services, Inc.*	2,777	31,158
Bolt Technology Corp.	772	11,101
Bristow Group, Inc.	3,184	160,951
C&J Energy Services, Inc.*	4,013	79,859
Cal Dive International, Inc.*	8,254	12,629
Dawson Geophysical Co.*	671	16,949
Dril-Quip, Inc.*	3,619	260,134
Exterran Holdings, Inc.*	5,837	118,374
Forbes Energy Services Ltd.*	1,328	4,648
Forum Energy Technologies, Inc.*	1,998	48,591
Geospace Technologies Corp.*	574	70,263
Global Geophysical Services, Inc.*	1,489	8,204
Gulf Island Fabrication, Inc.	1,328	37,011
Gulfmark Offshore, Inc.*	2,416	79,825
Heckmann Corp.*	12,046	50,593
Helix Energy Solutions Group, Inc.*	9,296	169,838
Hercules Offshore, Inc.*	14,267	69,623
Hornbeck Offshore Services, Inc.*	3,179	116,510
ION Geophysical Corp.*	11,881	82,454
Key Energy Services, Inc.*	13,597	95,179
Lufkin Industries, Inc.	3,025	162,807
Matrix Service Co.*	2,442	25,812
Mitcham Industries, Inc.*	1,145	18,240
Natural Gas Services Group, Inc.*	1,256	18,777
Newpark Resources, Inc.*	7,785	57,687
Parker Drilling Co.*	10,148	42,926
PHI, Inc.*	1,229	38,664
Pioneer Energy Services Corp.*	5,200	40,508
RigNet, Inc.*	1,109	20,517
Tesco Corp.*	2,637	28,163
Tetra Technologies, Inc.*	6,615	40,021
TGC Industries, Inc.*	1,312	9,446
Union Drilling, Inc.*	1,538	9,982
Vantage Drilling Co.*	15,538	28,590
Willbros Group, Inc.*	3,210	17,238
		2,083,272

Food & Staples Retailing - 1.0%
Andersons, Inc.	1,610	60,633
Arden Group, Inc.	92	8,926
Casey's General Stores, Inc.	3,429	195,933
Harris Teeter Supermarkets, Inc.	3,950	153,418
Ingles Markets, Inc.	1,303	21,304
Nash Finch Co.	1,093	22,319
Pantry, Inc.*	1,987	28,911
Pricesmart, Inc.	1,637	123,954
Rite Aid Corp.*	59,419	69,520
Roundy's, Inc.	1,612	9,753
Spartan Stores, Inc.	1,970	30,161
SUPERVALU, Inc.	19,111	46,057
Susser Holdings Corp.*	1,007	36,423
The Chefs' Warehouse, Inc.*	853	13,972
United Natural Foods, Inc.*	4,398	257,063
Village Super Market, Inc.	640	23,526
Weis Markets, Inc.	958	40,552
		1,142,425

Food Products - 1.5%
Alico, Inc.	267	8,338
Annie's, Inc.*	450	20,178
B&G Foods, Inc.	4,355	132,000
Calavo Growers, Inc.	1,019	25,475
Cal-Maine Foods, Inc.	1,233	55,411
Chiquita Brands International, Inc.*	3,926	29,995
Darling International, Inc.*	10,590	193,691
Diamond Foods, Inc.	1,809	34,045
Dole Food Co., Inc.*	3,141	44,068
Farmer Bros Co.*	538	5,116
Fresh Del Monte Produce, Inc.	3,431	87,834
Griffin Land & Nurseries, Inc.	267	9,006
Hain Celestial Group, Inc.*	3,318	209,034
Inventure Foods, Inc.*	1,177	6,697
J&J Snack Foods Corp.	1,333	76,421
John B Sanfilippo & Son, Inc.*	716	9,322
Lancaster Colony Corp.	1,663	121,815
Lifeway Foods, Inc.	385	3,658
Limoneira Co.	753	13,878
Omega Protein Corp.*	1,591	10,914
Pilgrim's Pride Corp.*	5,197	26,557
Post Holdings, Inc.*	2,487	74,759
Sanderson Farms, Inc.	2,068	91,757
Seneca Foods Corp.*	794	23,709
Smart Balance, Inc.*	5,245	63,360
Snyders-Lance, Inc.	3,882	97,050
Tootsie Roll Industries, Inc.	2,012	54,284
TreeHouse Foods, Inc.*	3,237	169,942
Westway Group, Inc.*	1,094	6,772
		1,705,086

Gas Utilities - 1.0%
Chesapeake Utilities Corp.	827	39,167
Delta Natural Gas Co., Inc.	612	11,848
Laclede Group, Inc.	1,951	83,893
New Jersey Resources Corp.	3,741	171,039
Northwest Natural Gas Co.	2,413	118,816
Piedmont Natural Gas Co., Inc.	6,455	209,658
South Jersey Industries, Inc.	2,737	144,870
Southwest Gas Corp.	4,152	183,518
WGL Holdings, Inc.	4,640	186,760
		1,149,569

Health Care Equipment & Supplies - 3.1%
Abaxis, Inc.*	1,932	69,397
Abiomed, Inc.*	3,009	63,159
Accuray, Inc.*	6,420	45,454
Align Technology, Inc.*	6,469	239,159
Alphatec Holdings, Inc.*	4,714	7,778
Analogic Corp.	1,128	88,176
Angiodynamics, Inc.*	2,155	26,291
Anika Therapeutics, Inc.*	1,061	15,936
Antares Pharma, Inc.*	8,215	35,817
ArthroCare Corp.*	2,356	76,334
AtriCure, Inc.*	1,154	8,586
Atrion Corp.	136	30,124
Cantel Medical Corp.	1,791	48,500
Cardiovascular Systems, Inc.*	1,090	12,600
Cerus Corp.*	4,899	16,657
Conceptus, Inc.*	2,715	55,142
Conmed Corp.	2,547	72,590
CryoLife, Inc.	2,974	19,985
Cyberonics, Inc.*	2,431	127,433
Cynosure, Inc.*	762	20,102
Derma Sciences, Inc.*	834	8,657
DexCom, Inc.*	5,900	88,677
Endologix, Inc.*	4,982	68,851
EnteroMedics, Inc.*	2,281	8,326
Exactech, Inc.*	863	15,387
Greatbatch, Inc.*	2,031	49,414
Haemonetics Corp.*	2,282	183,016
Hansen Medical, Inc.*	3,943	7,689
HeartWare International, Inc.*	1,273	120,286
ICU Medical, Inc.*	1,127	68,161
Insulet Corp.*	4,302	92,837
Integra LifeSciences Holdings Corp.*	1,666	68,473
Invacare Corp.	2,865	40,511
IRIS International, Inc.*	1,685	32,891
MAKO Surgical Corp.*	3,254	56,652
Masimo Corp.*	4,317	104,385
Meridian Bioscience, Inc.	3,556	68,204
Merit Medical Systems, Inc.*	3,534	52,763
Natus Medical, Inc.*	2,492	32,570
Navidea Biopharmaceuticals, Inc.*	8,689	23,895
Neogen Corp.*	2,121	90,567
NuVasive, Inc.*	3,888	89,074
NxStage Medical, Inc.*	4,432	58,547
OraSure Technologies, Inc.*	4,811	53,498
Orthofix International NV*	1,686	75,449
Palomar Medical Technologies, Inc.*	1,922	18,144
PhotoMedex, Inc.*	1,180	16,591
Quidel Corp.*	2,538	48,044
Rochester Medical Corp.*	955	11,279
Rockwell Medical Technologies, Inc.*	1,878	15,343
RTI Biologics, Inc.*	5,680	23,686
Solta Medical, Inc.*	5,509	17,298
Spectranetics Corp.*	3,435	50,666
Staar Surgical Co.*	3,235	24,457
STERIS Corp.	5,191	184,125
SurModics, Inc.*	1,380	27,904
Symmetry Medical, Inc.*	3,142	31,074
Tornier NV*	1,361	25,791
Unilife Corp.*	6,679	20,838
Utah Medical Products, Inc.	296	10,061
Vascular Solutions, Inc.*	1,737	25,725
Volcano Corp.*	4,799	137,107
West Pharmaceutical Services, Inc.	3,050	161,863
Wright Medical Group, Inc.*	3,396	75,086
Young Innovations, Inc.	583	22,795
Zeltiq Aesthetics, Inc.*	1,524	8,595
		3,594,472

Health Care Providers & Services - 2.7%
Acadia Healthcare Co., Inc.*	2,074	49,465
Accretive Health, Inc.*	5,072	56,604
Air Methods Corp.*	1,155	137,872
Almost Family, Inc.*	759	16,152
Amedisys, Inc.*	2,499	34,511
AMN Healthcare Services, Inc.*	3,253	32,725
AmSurg Corp.*	2,705	76,768
Assisted Living Concepts, Inc.	1,720	13,124
Bio-Reference Laboratories, Inc.*	2,096	59,904
BioScrip, Inc.*	3,630	33,069
Capital Senior Living Corp.*	2,806	40,603
Centene Corp.*	4,634	173,358
Chemed Corp.	1,748	121,119
Chindex International, Inc.*	1,272	13,140
Corvel Corp.*	509	22,778
Cross Country Healthcare, Inc.*	2,877	13,579
Emeritus Corp.*	2,511	52,580
Ensign Group, Inc.	1,566	47,927
ExamWorks Group, Inc.*	2,633	39,284
Five Star Quality Care, Inc.*	2,929	14,967
Gentiva Health Services, Inc.*	2,612	29,568
Hanger, Inc.*	3,072	87,644
Healthsouth Corp.*	8,606	207,060
Healthways, Inc.*	2,984	34,943
HMS Holdings Corp.*	7,740	258,748
IPC The Hospitalist Co., Inc.*	1,420	64,894
Kindred Healthcare, Inc.*	4,477	50,948
Landauer, Inc.	822	49,090
LHC Group, Inc.*	1,367	25,249
Magellan Health Services, Inc.*	2,407	124,225
Metropolitan Health Networks, Inc.*	4,239	39,592
Molina Healthcare, Inc.*	2,696	67,804
MWI Veterinary Supply, Inc.*	1,146	122,255
National Healthcare Corp.	949	45,305
National Research Corp.	227	11,411
Owens & Minor, Inc.	5,589	166,999
PDI, Inc.*	902	7,189
PharMerica Corp.*	2,681	33,941
Providence Service Corp.*	1,199	15,575
PSS World Medical, Inc.*	4,559	103,854
Select Medical Holdings Corp.*	3,150	35,376
Skilled Healthcare Group, Inc.*	1,394	8,963
Sun Healthcare Group, Inc.*	2,542	21,518
Sunrise Senior Living, Inc.*	5,182	73,947
Team Health Holdings, Inc.*	2,555	69,317
Triple-S Management Corp., Class B*	1,775	37,099
U.S. Physical Therapy, Inc.	1,051	29,039
Universal American Corp.*	3,383	31,259
Vanguard Health Systems, Inc.*	2,514	31,098
WellCare Health Plans, Inc.*	3,880	219,414
		3,152,853

Health Care Technology - 0.7%
athenahealth, Inc.*	3,227	296,142
Computer Programs & Systems, Inc.	938	52,106
ePocrates, Inc.*	1,677	19,537
Greenway Medical Technologies*	635	10,858
HealthStream, Inc.*	1,758	50,033
MedAssets, Inc.*	5,251	93,468
Medidata Solutions, Inc.*	2,001	83,041
Mediware Information Systems*	322	7,055
Merge Healthcare, Inc.*	4,792	18,353
Omnicell, Inc.*	2,844	39,532
Quality Systems, Inc.	3,561	66,056
Vocera Communications, Inc.*	605	18,701
		754,882

Hotels, Restaurants & Leisure - 2.9%
AFC Enterprises, Inc.*	2,162	53,185
Ameristar Casinos, Inc.	2,968	52,830
Biglari Holdings, Inc.*	100	36,506
BJ's Restaurants, Inc.*	2,209	100,178
Bluegreen Corp.*	1,290	8,101
Bob Evans Farms, Inc.	2,624	102,677
Boyd Gaming Corp.*	4,718	33,309
Bravo Brio Restaurant Group, Inc.*	1,583	23,033
Buffalo Wild Wings, Inc.*	1,672	143,357
Caesars Entertainment Corp.*	3,317	22,556
Caribou Coffee Co., Inc.*	1,900	26,087
Carrols Restaurant Group, Inc.*	890	5,126
CEC Entertainment, Inc.	1,631	49,126
Churchill Downs, Inc.	1,172	73,508
Cracker Barrel Old Country Store, Inc.	1,732	116,235
Denny's Corp.*	9,207	44,654
DineEquity, Inc.*	1,377	77,112
Domino's Pizza, Inc.	5,074	191,290
Einstein Noah Restaurant Group, Inc.	351	6,209
Fiesta Restaurant Group, Inc.*	1,456	23,107
Frisch's Restaurants, Inc.	282	5,598
Ignite Restaurant Group, Inc.*	597	8,322
International Speedway Corp.	2,420	68,655
Interval Leisure Group, Inc.	3,495	66,160
Isle of Capri Casinos, Inc.*	1,930	13,414
Jack in the Box, Inc.*	3,981	111,906
Jamba, Inc.*	5,515	12,298
Krispy Kreme Doughnuts, Inc.*	5,108	40,506
Life Time Fitness, Inc.*	3,860	176,556
Luby's, Inc.*	1,545	10,398
Marcus Corp.	1,890	20,979
Marriott Vacations Worldwide Corp.*	2,395	86,268
Monarch Casino & Resort, Inc.*	917	7,987
Morgans Hotel Group Co.*	2,245	14,413
MTR Gaming Group, Inc.*	2,035	8,567
Multimedia Games Holding Co., Inc.*	2,465	38,774
Nathan's Famous, Inc.*	240	7,548
Orient-Express Hotels Ltd.*	8,718	77,590
Papa John's International, Inc.*	1,584	84,601
Peet's Coffee & Tea, Inc.*	1,193	87,495
Pinnacle Entertainment, Inc.*	5,296	64,876
Premier Exhibitions, Inc.*	2,314	5,484
Red Lion Hotels Corp.*	1,051	6,569
Red Robin Gourmet Burgers, Inc.*	1,322	43,044
Ruby Tuesday, Inc.*	5,637	40,868
Ruth's Hospitality Group, Inc.*	3,111	19,817
Ryman Hospitality Properties, Inc.*	2,541	100,446
Scientific Games Corp.*	4,782	39,547
Shuffle Master, Inc.*	4,687	74,101
Six Flags Entertainment Corp.	3,572	210,034
Sonic Corp.*	5,351	54,955
Speedway Motorsports, Inc.	1,049	16,155
Texas Roadhouse, Inc.	5,551	94,922
The Cheesecake Factory, Inc.	4,746	169,671
Town Sports International Holdings, Inc.*	2,088	25,829
Vail Resorts, Inc.	3,157	182,001
WMS Industries, Inc.*	4,959	81,228
		3,365,768

Household Durables - 1.1%
American Greetings Corp.	3,160	53,088
Bassett Furniture Industries, Inc.	1,014	12,624
Beazer Homes USA, Inc.*	10,933	38,812
Blyth, Inc.	938	24,379
Cavco Industries, Inc.*	679	31,159
CSS Industries, Inc.	772	15,865
Ethan Allen Interiors, Inc.	2,160	47,347
Flexsteel Industries, Inc.	405	8,384
Helen of Troy Ltd.*	2,854	90,843
Hooker Furniture Corp.	972	12,626
Hovnanian Enterprises, Inc.*	8,985	31,088
iRobot Corp.*	2,473	56,285
KB Home	6,945	99,661
La-Z-Boy, Inc.*	4,509	65,967
Libbey, Inc.*	2,000	31,560
Lifetime Brands, Inc.	858	10,219
M/I Homes, Inc.*	1,923	37,191
MDC Holdings, Inc.	3,443	132,590
Meritage Homes Corp.*	2,716	103,289
NACCO Industries, Inc.	503	63,081
Sealy Corp.*	4,985	10,867
Skullcandy, Inc.*	1,457	20,034
Standard Pacific Corp.*	10,270	69,425
The Ryland Group, Inc.	3,854	115,620
Universal Electronics, Inc.*	1,267	22,274
Zagg, Inc.*	2,293	19,559
		1,223,837

Household Products - 0.2%
Central Garden and Pet Co.*	3,442	41,579
Harbinger Group, Inc.*	3,709	31,267
Oil-Dri Corp. of America	406	9,395
Orchids Paper Products Co.	518	9,345
Spectrum Brands Holdings, Inc.*	2,067	82,700
WD-40 Co.	1,450	76,328
		250,614

Independent Power Producers & Energy Traders - 0.3%
American DG Energy, Inc.*	2,192	5,677
Atlantic Power Corp.	10,236	153,131
Genie Energy Ltd.	1,313	9,414
GenOn Energy, Inc.*	69,588	176,058
Ormat Technologies, Inc.	1,475	27,656
		371,936

Industrial Conglomerates - 0.2%
Raven Industries, Inc.	3,264	96,060
Seaboard Corp.*	26	58,763
Standex International Corp.	1,092	48,539
		203,362

Insurance - 2.3%
Alterra Capital Holdings Ltd.	7,675	183,739
American Equity Investment Life Holding Co.	5,120	59,546
American Safety Insurance Holdings Ltd.*	960	17,942
Amerisafe, Inc.*	1,651	44,808
Amtrust Financial Services, Inc.	2,416	61,898
Argo Group International Holdings Ltd.	2,408	77,995
Baldwin & Lyons, Inc., Class B	853	20,395
Citizens, Inc.*	3,380	35,456
CNO Financial Group, Inc.	18,863	182,028
Crawford & Co., Class B	2,478	12,415
Donegal Group, Inc.	916	12,861
Eastern Insurance Holdings, Inc.	597	10,012
eHealth, Inc.*	1,833	34,405
EMC Insurance Group, Inc.	497	10,437
Employers Holdings, Inc.	2,960	54,257
Enstar Group Ltd.*	760	75,734
FBL Financial Group, Inc.	913	30,312
First American Financial Corp.	9,559	207,143
Flagstone Reinsurance Holdings SA	4,824	41,438
Fortegra Financial Corp.*	652	5,170
Global Indemnity plc*	1,033	22,602
Greenlight Capital Re Ltd.*	2,477	61,306
Hallmark Financial Services, Inc.*	1,205	9,809
Hilltop Holdings, Inc.*	3,467	44,066
Homeowners Choice, Inc.	646	15,181
Horace Mann Educators Corp.	3,435	62,208
Independence Holding Co.	665	6,696
Infinity Property & Casualty Corp.	1,095	66,127
Investors Title Co.	111	7,242
Kansas City Life Insurance Co.	365	14,063
Maiden Holdings Ltd.	4,341	38,591
Meadowbrook Insurance Group, Inc.	4,743	36,474
Montpelier Re Holdings Ltd.	4,509	99,784
National Financial Partners Corp.*	3,733	63,088
National Interstate Corp.	681	17,570
National Western Life Insurance Co.	193	27,647
OneBeacon Insurance Group Ltd.	1,823	24,501
Phoenix Cos, Inc.*	538	16,500
Platinum Underwriters Holdings Ltd.	3,063	125,185
Presidential Life Corp.	1,918	26,718
Primerica, Inc.	4,235	121,290
RLI Corp.	1,910	127,321
Safety Insurance Group, Inc.	1,103	50,606
SeaBright Holdings, Inc.	2,042	22,462
Selective Insurance Group, Inc.	4,935	93,716
State Auto Financial Corp.	1,338	21,930
Stewart Information Services Corp.	1,793	36,111
Symetra Financial Corp.	6,970	85,731
The Navigators Group, Inc.*	925	45,533
Tower Group, Inc.	3,270	63,405
United Fire Group, Inc.	1,996	50,139
Universal Insurance Holdings, Inc.	1,043	4,016
		2,685,609

Internet & Catalog Retail - 0.4%
1-800-FLOWERS.COM, Inc.*	2,081	7,762
Blue Nile, Inc.*	1,104	40,947
CafePress, Inc.*	413	3,763
Geeknet, Inc.*	360	6,966
HSN, Inc.	3,398	166,672
NutriSystem, Inc.	2,351	24,756
Orbitz Worldwide, Inc.*	2,514	6,411
Overstock.com, Inc.*	951	9,852
PetMed Express, Inc.	1,778	17,851
Shutterfly, Inc.*	3,220	100,206
US Auto Parts Network, Inc.*	1,360	4,706
Vitacost.com, Inc.*	1,988	13,479
		403,371

Internet Software & Services - 2.3%
Active Network, Inc.*	3,497	43,817
Ancestry.com, Inc.*	2,602	78,268
Angie's List, Inc.*	3,204	33,898
Bankrate, Inc.*	4,159	64,797
Bazaarvoice, Inc.*	929	14,074
Blucora, Inc.*	3,325	59,218
Brightcove, Inc.*	437	5,104
Carbonite, Inc.*	592	4,150
comScore, Inc.*	3,182	48,527
Constant Contact, Inc.*	2,738	47,641
Cornerstone OnDemand, Inc.*	3,030	92,900
CoStar Group, Inc.*	2,508	204,502
DealerTrack Holdings, Inc.*	3,821	106,415
Demand Media, Inc.*	2,697	29,316
Demandware, Inc.*	589	18,701
Dice Holdings, Inc.*	3,980	33,512
Digital River, Inc.*	3,259	54,295
Earthlink, Inc.	9,440	67,213
Envestnet, Inc.*	1,573	18,404
ExactTarget, Inc.*	878	21,265
Internap Network Services Corp.*	4,533	31,958
IntraLinks Holdings, Inc.*	2,626	17,174
Ipass, Inc.*	4,675	10,285
j2 Global, Inc.	4,165	136,695
Keynote Systems, Inc.	1,413	20,460
KIT Digital, Inc.*	4,317	12,951
Limelight Networks, Inc.*	4,616	10,801
Liquidity Services, Inc.*	2,122	106,546
LivePerson, Inc.*	4,955	89,735
LogMeIn, Inc.*	1,987	44,568
Marchex, Inc., Class B	1,359	5,191
Market Leader, Inc.*	1,985	13,300
MeetMe, Inc.*	580	1,653
Millennial Media, Inc.*	1,028	14,752
Monster Worldwide, Inc.*	10,917	80,022
Move, Inc.*	3,426	29,532
NIC, Inc.	5,804	85,899
OpenTable, Inc.*	2,032	84,531
Perficient, Inc.*	2,876	34,713
QuinStreet, Inc.*	2,943	24,692
RealNetworks, Inc.*	1,733	14,419
Responsys, Inc.*	3,217	32,910
Saba Software, Inc.*	2,907	29,041
SciQuest, Inc.*	1,608	29,266
Spark Networks, Inc.*	1,033	6,322
SPS Commerce, Inc.*	954	36,700
Stamps.com, Inc.*	1,275	29,505
support.com, Inc.*	4,845	20,494
Synacor, Inc.*	607	4,601
TechTarget, Inc.*	1,109	6,554
Travelzoo, Inc.*	642	15,132
United Online, Inc.	7,634	42,140
Unwired Planet, Inc.*	8,707	16,717
ValueClick, Inc.*	6,675	114,743
VistaPrint NV*	3,040	103,816
Vocus, Inc.*	1,857	37,251
Web.com Group, Inc.*	3,156	56,650
WebMD Health Corp.*	4,561	63,991
XO Group, Inc.*	2,474	20,658
Yelp, Inc.*	760	20,558
Zix Corp.*	5,001	14,353
		2,617,296

IT Services - 1.8%
Acxiom Corp.*	6,669	121,843
CACI International, Inc.*	2,398	124,192
Cardtronics, Inc.*	3,972	118,286
Cass Information Systems, Inc.	858	36,010
Ciber, Inc.*	6,559	22,760
Computer Task Group, Inc.*	1,181	19,109
Convergys Corp.	10,505	164,613
CSG Systems International, Inc.*	2,979	66,998
EPAM Systems, Inc.*	327	6,193
Euronet Worldwide, Inc.*	4,569	85,851
ExlService Holdings, Inc.*	2,103	62,038
Forrester Research, Inc.	1,276	36,711
Global Cash Access Holdings, Inc.*	5,479	44,106
Hackett Group, Inc.*	1,931	8,072
Heartland Payment Systems, Inc.	3,491	110,595
Higher One Holdings, Inc.*	2,895	39,025
iGate Corp.*	2,894	52,584
Innodata, Inc.*	1,998	8,092
Lionbridge Technologies, Inc.*	6,186	21,775
Mantech International Corp.	1,948	46,752
Mattersight Corp.*	915	5,417
MAXIMUS, Inc.	3,049	182,086
ModusLink Global Solutions, Inc.*	4,598	16,967
MoneyGram International, Inc.*	1,932	28,864
PRGX Global, Inc.*	1,605	13,739
Sapient Corp.*	11,091	118,230
ServiceSource International, Inc.*	4,470	45,862
Syntel, Inc.	1,390	86,750
TeleTech Holdings, Inc.*	2,084	35,532
TNS, Inc.*	2,282	34,116
Unisys Corp.*	3,725	77,554
Virtusa Corp.*	1,404	24,949
Wright Express Corp.*	3,499	243,950
		2,109,621

Leisure Equipment & Products - 0.5%
Arctic Cat, Inc.*	1,125	46,644
Black Diamond, Inc.*	1,890	16,575
Brunswick Corp.	8,042	181,990
Callaway Golf Co.	5,633	34,587
Jakks Pacific, Inc.	1,960	28,557
Johnson Outdoors, Inc.*	405	8,663
Leapfrog Enterprises, Inc.*	4,543	40,978
Marine Products Corp.	813	4,845
Smith & Wesson Holding Corp.*	5,544	61,039
Steinway Musical Instruments, Inc.*	547	13,325
Sturm Ruger & Co., Inc.	1,672	82,747
		519,950

Life Sciences - Tools & Services - 0.3%
Affymetrix, Inc.*	6,207	26,876
BG Medicine, Inc.*	625	2,300
Cambrex Corp.*	2,197	25,771
Fluidigm Corp.*	1,847	31,399
Furiex Pharmaceuticals, Inc.*	816	15,569
Harvard Bioscience, Inc.*	1,892	8,003
Luminex Corp.*	3,754	72,978
Pacific Biosciences of California, Inc.*	2,788	5,102
PAREXEL International Corp.*	5,392	165,858
Sequenom, Inc.*	10,313	36,405
		390,261

Machinery - 2.9%
Accuride Corp.*	4,261	19,856
Actuant Corp.	6,469	185,143
Alamo Group, Inc.	670	22,633
Albany International Corp.	2,370	52,069
Altra Holdings, Inc.	2,349	42,752
American Railcar Industries, Inc.*	977	27,688
Ampco-Pittsburgh Corp.	791	14,594
Astec Industries, Inc.*	1,736	54,875
Barnes Group, Inc.	4,884	122,149
Blount International, Inc.*	4,185	55,075
Briggs & Stratton Corp.	4,379	81,756
Cascade Corp.	795	43,518
Chart Industries, Inc.*	2,692	198,804
CIRCOR International, Inc.	1,493	56,361
CLARCOR, Inc.	4,524	201,906
Columbus McKinnon Corp.*	1,673	25,279
Commercial Vehicle Group, Inc.*	2,272	16,699
Douglas Dynamics, Inc.	1,993	29,476
Dynamic Materials Corp.	1,203	18,069
Energy Recovery, Inc.*	4,261	12,613
EnPro Industries, Inc.*	1,799	64,782
ESCO Technologies, Inc.	2,314	89,899
Federal Signal Corp.*	5,446	34,419
Flow International Corp.*	4,867	18,008
FreightCar America, Inc.	1,042	18,537
Gerber Scientific, Inc. (b)*	2,334	—
Gorman-Rupp Co.	1,275	34,425
Graham Corp.	1,022	18,468
Greenbrier Co.'s, Inc.*	2,057	33,200
Hardinge, Inc.	1,051	10,773
Hurco Cos, Inc.*	529	12,104
John Bean Technologies Corp.	2,463	40,221
Kadant, Inc.*	1,153	26,738
Kaydon Corp.	2,885	64,451
LB Foster Co.	945	30,561
Lindsay Corp.	1,094	78,735
Lydall, Inc.*	1,583	22,304
Meritor, Inc.*	8,688	36,837
Met-Pro Corp.	1,517	13,577
Middleby Corp.*	1,686	194,969
Miller Industries, Inc.	1,050	16,852
Mueller Industries, Inc.	2,442	111,038
Mueller Water Products, Inc.	13,480	66,052
NN, Inc.*	1,381	11,725
Omega Flex, Inc.*	248	2,631
PMFG, Inc.*	1,648	13,332
Proto Labs, Inc.*	401	13,562
RBC Bearings, Inc.*	1,997	96,056
Rexnord Corp.*	2,593	47,244
Robbins & Myers, Inc.	3,467	206,633
Sauer-Danfoss, Inc.	1,012	40,692
Sun Hydraulics Corp.	1,860	49,420
Tennant Co.	1,652	70,739
The Eastern Co.	560	10,494
Titan International, Inc.	3,674	64,883
Trimas Corp.*	2,899	69,895
Twin Disc, Inc.	694	12,423
Wabash National Corp.*	5,981	42,645
Watts Water Technologies, Inc.	2,566	97,072
Woodward, Inc.	6,226	211,559
		3,379,270

Marine - 0.0%
Genco Shipping & Trading Ltd.*	2,930	10,783
International Shipholding Corp.	583	9,835
Rand Logistics, Inc.*	1,591	11,980
		32,598

Media - 1.1%
Arbitron, Inc.	2,329	88,269
Beasley Broadcasting Group, Inc.*	396	1,933
Belo Corp.	7,968	62,390
Carmike Cinemas, Inc.*	1,595	17,944
Central European Media Enterprises Ltd.*	3,010	19,595
Crown Media Holdings, Inc.*	3,539	5,910
Cumulus Media, Inc.*	5,053	13,845
Daily Journal Corp.*	88	8,252
Dial Global, Inc.*	488	1,323
Digital Generation, Inc.*	2,184	24,810
Entercom Communications Corp.*	2,183	14,975
Entravision Communications Corp.	4,508	6,041
EW Scripps Co.*	2,937	31,279
Fisher Communications, Inc.*	676	24,850
Global Sources Ltd.*	1,547	10,148
Harte-Hanks, Inc.	4,010	27,789
Journal Communications, Inc.*	4,357	22,656
LIN TV Corp.*	2,982	13,121
Lions Gate Entertainment Corp.*	7,637	116,617
Live Nation Entertainment, Inc.*	12,607	108,546
Martha Stewart Living Omnimedia, Inc.	2,756	8,461
McClatchy Co.*	5,532	12,336
MDC Partners, Inc.	2,060	25,420
Meredith Corp.	3,261	114,135
National CineMedia, Inc.	5,048	82,636
New York Times Co.*	12,263	119,687
Nexstar Broadcasting Group, Inc.*	992	10,535
Outdoor Channel Holdings, Inc.	1,282	9,333
ReachLocal, Inc.*	820	10,283
Reading International, Inc.*	1,506	8,885
Rentrak Corp.*	971	16,439
Saga Communications, Inc.*	296	11,994
Salem Communications Corp.	911	4,774
Scholastic Corp.	2,251	71,537
Sinclair Broadcast Group, Inc.	4,195	47,026
Valassis Communications, Inc.*	3,539	87,378
Value Line, Inc.	108	1,054
World Wrestling Entertainment, Inc.	2,503	20,149
		1,282,355

Metals & Mining - 1.5%
AK Steel Holding Corp.	9,955	47,784
AM Castle & Co.*	1,549	19,347
AMCOL International Corp.	2,271	76,942
Century Aluminum Co.*	4,238	30,302
Coeur d'Alene Mines Corp.*	8,093	233,321
General Moly, Inc.*	6,675	21,160
Globe Specialty Metals, Inc.	5,366	81,671
Gold Reserve, Inc.*	4,712	15,267
Gold Resource Corp.	2,687	57,636
Golden Minerals Co.*	2,295	11,980
Golden Star Resources Ltd.*	22,636	44,593
Handy & Harman Ltd.*	480	7,094
Haynes International, Inc.	1,062	55,383
Hecla Mining Co.	25,688	168,256
Horsehead Holding Corp.*	3,786	35,361
Kaiser Aluminum Corp.	1,737	101,423
Materion Corp.	1,774	42,221
McEwen Mining, Inc.*	17,755	81,496
Metals USA Holdings Corp.*	1,062	14,199
Midway Gold Corp.*	10,276	16,853
Noranda Aluminum Holding Corp.	3,000	20,070
Olympic Steel, Inc.	846	14,281
Paramount Gold and Silver Corp.*	11,758	31,276
Revett Minerals, Inc.*	2,059	7,330
RTI International Metals, Inc.*	2,632	63,010
Schnitzer Steel Industries, Inc.	2,273	63,985
Stillwater Mining Co.*	10,423	122,887
SunCoke Energy, Inc.*	5,999	96,704
Universal Stainless & Alloy Products, Inc.*	703	26,116
US Antimony Corp.*	4,840	9,438
US Silica Holdings, Inc.*	1,051	14,252
Vista Gold Corp.*	5,838	21,192
Worthington Industries, Inc.	4,540	98,336
		1,751,166

Multiline Retail - 0.2%
Bon-Ton Stores, Inc.	1,090	10,355
Fred's, Inc.	3,439	48,937
Gordmans Stores, Inc.*	571	10,535
Saks, Inc.*	9,477	97,708
Tuesday Morning Corp.*	3,766	24,667
		192,202

Multi-Utilities - 0.4%
Avista Corp.	5,283	135,984
Black Hills Corp.	3,970	141,213
CH Energy Group, Inc.	1,384	90,251
NorthWestern Corp.	3,277	118,726
		486,174

Oil, Gas & Consumable Fuels - 3.9%
Abraxas Petroleum Corp.*	7,685	17,675
Adams Resources & Energy, Inc.	189	5,764
Alon USA Energy, Inc.	562	7,699
Amyris, Inc.*	2,650	9,116
Apco Oil and Gas International, Inc.	813	13,081
Approach Resources, Inc.*	2,604	78,458
Arch Coal, Inc.	19,111	120,973
Berry Petroleum Co.	4,714	191,530
Bill Barrett Corp.*	4,332	107,304
Bonanza Creek Energy, Inc.*	876	20,639
BPZ Resources, Inc.*	8,517	24,359
Callon Petroleum Co.*	3,669	22,564
Carrizo Oil & Gas, Inc.*	3,564	89,136
Ceres, Inc.*	493	2,800
Clayton Williams Energy, Inc.*	515	26,723
Clean Energy Fuels Corp.*	5,949	78,348
Cloud Peak Energy, Inc.*	5,496	99,478
Comstock Resources, Inc.*	4,332	79,622
Contango Oil & Gas Co.*	1,149	56,462
CREDO Petroleum Corp.*	619	8,969
Crimson Exploration, Inc.*	1,794	7,660
Crosstex Energy, Inc.	3,520	49,386
CVR Energy, Inc.*	1,435	52,736
Delek US Holdings, Inc.	1,530	39,000
Emerald Oil, Inc.*	3,860	3,204
Endeavour International Corp.*	4,135	39,985
Energy XXI Bermuda Ltd.	7,102	248,215
EPL Oil & Gas, Inc.*	2,531	51,354
Evolution Petroleum Corp.*	1,370	11,070
Forest Oil Corp.*	10,604	89,604
Frontline Ltd.*	4,236	16,266
FX Energy, Inc.*	4,491	33,503
GasLog Ltd.*	2,117	24,515
Gastar Exploration Ltd.*	4,045	6,715
Gevo, Inc.*	1,872	3,987
Goodrich Petroleum Corp.*	2,138	27,024
Green Plains Renewable Energy, Inc.*	2,245	13,156
Gulfport Energy Corp.*	5,011	156,644
Halcon Resources Corp.*	10,027	73,501
Hallador Energy Co.	353	2,940
Harvest Natural Resources, Inc.*	3,086	27,527
Isramco, Inc.*	85	9,860
KiOR, Inc.*	2,376	22,097
Knightsbridge Tankers Ltd.	1,807	11,836
Kodiak Oil & Gas Corp.*	23,728	222,094
Magnum Hunter Resources, Warrants (strike price $3.65/share, expires 10/14/2013) (b)*	871	—
Magnum Hunter Resources Corp.*	12,516	55,571
Matador Resources Co.*	1,196	12,426
McMoRan Exploration Co.*	9,136	107,348
Midstates Petroleum Co., Inc.*	2,163	18,710
Miller Energy Resources, Inc.*	2,624	13,199
Nordic American Tankers Ltd.	4,526	45,622
Northern Oil And Gas, Inc.*	5,718	97,149
Oasis Petroleum, Inc.*	7,193	211,978
Overseas Shipholding Group, Inc.	2,236	14,758
Panhandle Oil and Gas, Inc.	744	22,818
PDC Energy, Inc.*	2,551	80,688
Penn Virginia Corp.	3,974	24,639
Petroquest Energy, Inc.*	4,829	32,403
Quicksilver Resources, Inc.*	10,574	43,248
Renewable Energy Group, Inc.*	611	4,063
Rentech, Inc.*	20,009	49,222
Resolute Energy Corp.*	3,942	34,966
REX American Resources Corp.*	639	11,508
Rex Energy Corp.*	3,511	46,872
Rosetta Resources, Inc.*	4,763	228,148
Sanchez Energy Corp.*	878	17,938
Saratoga Resources, Inc.*	1,634	8,954
Scorpio Tankers, Inc.*	3,390	20,340
SemGroup Corp.*	3,763	138,667
Ship Finance International Ltd.	3,913	61,512
Solazyme, Inc.*	2,946	33,820
Stone Energy Corp.*	4,454	111,884
Swift Energy Co.*	3,858	80,555
Synergy Resources Corp.*	3,523	14,691
Targa Resources Corp.	2,610	131,387
Teekay Tankers Ltd.	5,671	21,210
Triangle Petroleum Corp.*	3,529	25,268
Uranerz Energy Corp.*	5,306	8,649
Uranium Energy Corp.*	5,621	14,671
Vaalco Energy, Inc.*	5,208	44,528
Venoco, Inc.*	2,430	28,868
W&T Offshore, Inc.	3,057	57,410
Warren Resources, Inc.*	6,571	19,976
Western Refining, Inc.	5,160	135,089
Westmoreland Coal Co.*	813	8,073
ZaZa Energy Corp.*	2,235	6,638
		4,450,043

Paper & Forest Products - 0.7%
Buckeye Technologies, Inc.	3,437	110,190
Clearwater Paper Corp.*	2,010	83,033
Deltic Timber Corp.	942	61,475
KapStone Paper and Packaging Corp.*	3,638	81,455
Louisiana-Pacific Corp.*	12,382	154,775
Neenah Paper, Inc.	1,287	36,860
PH Glatfelter Co.	4,002	71,275
Resolute Forest Products*	7,294	94,822
Schweitzer-Mauduit International, Inc.	2,724	89,865
Wausau Paper Corp.	4,288	39,707
		823,457

Personal Products - 0.3%
Elizabeth Arden, Inc.*	2,269	107,188
Female Health Co.	1,851	13,235
Inter Parfums, Inc.	1,484	27,157
Medifast, Inc.*	1,179	30,831
Nature's Sunshine Products, Inc.	1,018	16,634
Nutraceutical International Corp.*	861	13,569
Prestige Brands Holdings, Inc.*	4,259	72,233
Revlon, Inc.*	936	14,452
Schiff Nutrition International, Inc.*	1,196	28,931
Synutra International, Inc.*	1,867	8,625
USANA Health Sciences, Inc.*	626	29,090
		361,945

Pharmaceuticals - 1.9%
Acura Pharmaceuticals, Inc.*	651	1,133
Akorn, Inc.*	5,120	67,686
Ampio Pharmaceuticals, Inc.*	1,629	6,353
Auxilium Pharmaceuticals, Inc.*	4,356	106,548
AVANIR Pharmaceuticals, Inc.*	11,236	35,955
BioDelivery Sciences International, Inc.*	1,915	12,103
Cadence Pharmaceuticals, Inc.*	4,180	16,386
Cempra, Inc.*	383	2,853
Corcept Therapeutics, Inc.*	3,942	10,998
Cornerstone Therapeutics, Inc.*	514	2,637
Cumberland Pharmaceuticals, Inc.*	1,070	6,912
Depomed, Inc.*	4,576	27,044
Endocyte, Inc.*	2,665	26,570
Forest Laboratories, Inc. (b)*	1,024	—
Hi-Tech Pharmacal Co., Inc.*	922	30,527
Horizon Pharma, Inc.*	1,900	6,593
Impax Laboratories, Inc.*	6,033	156,617
Jazz Pharmaceuticals plc*	3,739	213,160
Lannett Co., Inc.*	798	3,854
MAP Pharmaceuticals, Inc.*	2,242	34,908
Medicines Co.*	4,964	128,121
Medicis Pharmaceutical Corp.	5,224	226,043
Nektar Therapeutics*	9,930	106,052
Obagi Medical Products, Inc.*	1,589	19,720
Omeros Corp.*	2,022	19,007
Optimer Pharmaceuticals, Inc.*	4,237	59,826
Pacira Pharmaceuticals, Inc.*	1,661	28,901
Pain Therapeutics, Inc.*	3,031	15,307
Par Pharmaceutical Co.'s, Inc.*	3,309	165,384
Pernix Therapeutics Holdings, Inc.*	280	2,086
Pozen, Inc.*	2,758	18,286
Questcor Pharmaceuticals, Inc.*	4,840	89,540
Repros Therapeutics, Inc.*	1,335	20,332
Sagent Pharmaceuticals, Inc.*	845	13,478
Santarus, Inc.*	5,438	48,289
Sciclone Pharmaceuticals, Inc.*	5,114	28,383
Sucampo Pharmaceuticals, Inc.*	729	3,667
Supernus Pharmaceuticals, Inc.*	304	3,511
Transcept Pharmaceuticals, Inc.*	497	2,639
Ventrus Biosciences, Inc.*	1,124	4,024
Viropharma, Inc.*	6,279	189,751
VIVUS, Inc.*	8,977	159,970
XenoPort, Inc.*	3,819	43,766
Zogenix, Inc.*	3,279	8,722
		2,173,642

Professional Services - 1.2%
Acacia Research Corp.*	4,475	122,660
Advisory Board Co.*	3,089	147,747
Barrett Business Services, Inc.	606	16,423
CBIZ, Inc.*	3,612	21,744
CDI Corp.	1,164	19,823
Corporate Executive Board Co.	3,017	161,802
CRA International, Inc.*	1,024	17,695
Exponent, Inc.*	1,204	68,736
Franklin Covey Co.*	1,007	12,084
FTI Consulting, Inc.*	3,780	100,850
GP Strategies Corp.*	1,245	24,053
Heidrick & Struggles International, Inc.	1,525	19,428
Hill International, Inc.*	2,682	11,694
Hudson Global, Inc.*	2,983	13,304
Huron Consulting Group, Inc.*	1,926	67,063
ICF International, Inc.*	1,793	36,039
Insperity, Inc.	1,904	48,038
Kelly Services, Inc.	2,314	29,156
Kforce, Inc.*	2,687	31,680
Korn/Ferry International*	4,020	61,627
Mistras Group, Inc.*	1,338	31,042
Navigant Consulting, Inc.*	4,439	49,051
Odyssey Marine Exploration, Inc.*	5,528	17,468
On Assignment, Inc.*	3,867	77,031
Pendrell Corp.*	12,424	14,039
Resources Connection, Inc.	4,053	53,135
RPX Corp.*	1,905	21,355
The Dolan Co.*	2,652	14,268
TrueBlue, Inc.*	3,417	53,715
VSE Corp.	430	10,531
WageWorks, Inc.*	586	10,226
		1,383,507

Real Estate Investment Trusts - 7.2%
Acadia Realty Trust	3,951	98,064
AG Mortgage Investment Trust, Inc.	2,020	48,743
Agree Realty Corp.	1,030	26,255
Alexander's, Inc.	180	76,948
American Assets Trust, Inc.	2,814	75,387
American Capital Mortgage Investment Corp.	3,265	82,049
American Realty Capital Trust, Inc.	14,269	167,375
Anworth Mortgage Asset Corp.	12,353	84,000
Apollo Commercial Real Estate Finance, Inc.	1,790	31,039
Apollo Residential Mortgage, Inc.	1,998	44,036
Ares Commercial Real Estate Corp.	693	11,823
ARMOUR Residential REIT, Inc.	26,457	202,661
Ashford Hospitality Trust, Inc.	4,804	40,354
Associated Estates Realty Corp.	4,395	66,628
Campus Crest Communities, Inc.	3,423	36,968
CapLease, Inc.	5,937	30,694
Capstead Mortgage Corp.	8,425	113,653
Cedar Realty Trust, Inc.	5,667	29,922
Chatham Lodging Trust	1,208	16,767
Chesapeake Lodging Trust	2,893	57,484
Colonial Properties Trust	7,917	166,653
Colony Financial, Inc.	2,880	56,102
Coresite Realty Corp.	1,850	49,839
Cousins Properties, Inc.	8,017	63,655
CreXus Investment Corp.	6,029	65,174
CubeSmart	11,091	142,741
CYS Investments, Inc.	14,794	208,447
DCT Industrial Trust, Inc.	22,239	143,886
DiamondRock Hospitality Co.	16,688	160,705
DuPont Fabros Technology, Inc.	5,521	139,405
Dynex Capital, Inc.	4,570	49,129
EastGroup Properties, Inc.	2,564	136,405
Education Realty Trust, Inc.	10,056	109,610
Entertainment Properties Trust	4,216	187,317
Equity One, Inc.	4,939	104,015
Excel Trust, Inc.	3,029	34,591
FelCor Lodging Trust, Inc.*	10,890	51,619
First Industrial Realty Trust, Inc.*	7,981	104,870
First Potomac Realty Trust	4,374	56,337
Franklin Street Properties Corp.	6,527	72,254
Getty Realty Corp.	2,309	41,447
Gladstone Commercial Corp.	887	16,197
Glimcher Realty Trust	12,556	132,717
Government Properties Income Trust	3,337	78,086
Gramercy Capital Corp.*	4,133	12,440
Gyrodyne Co. of America, Inc.*	107	11,623
Healthcare Realty Trust, Inc.	7,020	161,811
Hersha Hospitality Trust	15,483	75,867
Highwoods Properties, Inc.	6,656	217,119
Hudson Pacific Properties, Inc.	3,227	59,701
Inland Real Estate Corp.	6,505	53,666
Invesco Mortgage Capital, Inc.	10,391	209,171
Investors Real Estate Trust	7,714	63,795
iStar Financial, Inc.*	6,969	57,703
Kite Realty Group Trust	5,032	25,663
LaSalle Hotel Properties	7,711	205,807
Lexington Realty Trust	10,682	103,188
LTC Properties, Inc.	2,654	84,530
Medical Properties Trust, Inc.	12,207	127,563
Mission West Properties, Inc.	1,847	16,069
Monmouth Real Estate Investment Corp.	3,342	37,397
National Health Investors, Inc.	2,137	109,927
New York Mortgage Trust, Inc.	2,894	20,403
NorthStar Realty Finance Corp.	11,322	72,008
Omega Healthcare Investors, Inc.	9,526	216,526
One Liberty Properties, Inc.	1,012	18,874
Parkway Properties, Inc.	1,427	19,079
Pebblebrook Hotel Trust	5,096	119,195
Pennsylvania Real Estate Investment Trust	4,838	76,731
Pennymac Mortgage Investment Trust	5,239	122,435
Potlatch Corp.	3,631	135,691
PS Business Parks, Inc.	1,620	108,248
RAIT Financial Trust	4,493	23,588
Ramco-Gershenson Properties Trust	4,128	51,724
Redwood Trust, Inc.	6,814	98,530
Resource Capital Corp.	7,630	44,864
Retail Opportunity Investments Corp.	4,307	55,431
RLJ Lodging Trust	9,607	181,668
Rouse Properties, Inc.	1,994	28,614
Sabra Healthcare REIT, Inc.	3,180	63,632
Saul Centers, Inc.	656	29,126
Select Income REIT	829	20,410
Sovran Self Storage, Inc.	2,611	151,046
STAG Industrial, Inc.	2,767	44,991
Starwood Property Trust, Inc.	10,479	243,846
Strategic Hotels & Resorts, Inc.*	16,115	96,851
Summit Hotel Properties, Inc.	2,273	19,411
Sun Communities, Inc.	2,383	105,138
Sunstone Hotel Investors, Inc.*	12,147	133,617
Terreno Realty Corp.	1,208	19,086
Two Harbors Investment Corp.	24,806	291,472
UMH Properties, Inc.	1,025	12,269
Universal Health Realty Income Trust	985	45,290
Urstadt Biddle Properties, Inc.	2,125	42,989
Washington Real Estate Investment Trust	5,971	160,142
Western Asset Mortgage Capital Corp.	720	15,984
Whitestone REIT	1,229	16,223
Winthrop Realty Trust	2,311	24,913
		8,275,136

Real Estate Management & Development - 0.2%
AV Homes, Inc.*	824	12,228
Consolidated-Tomoka Land Co.	345	11,347
Forestar Group, Inc.*	3,184	53,046
Kennedy-Wilson Holdings, Inc.	3,832	53,533
Tejon Ranch Co.*	1,147	34,456
Thomas Properties Group, Inc.	2,899	16,872
Zillow, Inc.*	338	14,257
		195,739

Road & Rail - 1.2%
Amerco, Inc.	746	79,344
Arkansas Best Corp.	2,213	17,527
Avis Budget Group, Inc.*	9,557	146,987
Celadon Group, Inc.	1,805	29,006
Dollar Thrifty Automotive Group, Inc.*	2,525	219,498
Genesee & Wyoming, Inc.*	3,648	243,905
Heartland Express, Inc.	4,411	58,931
Knight Transportation, Inc.	5,197	74,317
Marten Transport Ltd.	1,347	23,667
Old Dominion Freight Line, Inc.*	6,415	193,476
Patriot Transportation Holding, Inc.*	453	12,630
Quality Distribution, Inc.*	1,924	17,797
RailAmerica, Inc.*	1,819	49,968
Roadrunner Transportation Systems, Inc.*	984	15,921
Saia, Inc.*	1,442	29,042
Swift Transportation Co.*	7,111	61,297
Universal Truckload Services, Inc.	475	7,586
Werner Enterprises, Inc.	3,982	85,095
Zipcar, Inc.*	2,420	18,828
		1,384,822

Semiconductors & Semiconductor Equipment - 3.2%
Advanced Energy Industries, Inc.*	3,684	45,387
Alpha & Omega Semiconductor Ltd.*	1,207	10,392
Amkor Technology, Inc.*	7,182	31,601
Anadigics, Inc.*	6,771	9,412
Applied Micro Circuits Corp.*	5,726	28,974
ATMI, Inc.*	2,756	51,179
AuthenTec, Inc.*	4,008	32,104
Axcelis Technologies, Inc.*	9,665	10,148
AXT, Inc.*	2,876	9,721
Brooks Automation, Inc.	5,690	45,691
Cabot Microelectronics Corp.	2,121	74,532
Cavium, Inc.*	4,476	149,185
Ceva, Inc.*	1,987	28,573
Cirrus Logic, Inc.*	5,807	222,931
Cohu, Inc.	2,037	19,127
Cymer, Inc.*	2,786	142,253
Diodes, Inc.*	3,196	54,364
DSP Group, Inc.*	2,403	14,274
Entegris, Inc.*	12,359	100,479
Entropic Communications, Inc.*	7,041	40,979
Exar Corp.*	3,348	26,784
First Solar, Inc.*	5,422	120,070
Formfactor, Inc.*	4,374	24,451
FSI International, Inc.*	2,985	18,507
GSI Technology, Inc.*	2,002	9,910
GT Advanced Technologies, Inc.*	10,346	56,386
Hittite Microwave Corp.*	2,837	157,368
Inphi Corp.*	1,686	17,973
Integrated Device Technology, Inc.*	12,177	71,601
Integrated Silicon Solution, Inc.*	2,404	22,261
Intermolecular, Inc.*	805	5,715
International Rectifier Corp.*	6,230	103,979
Intersil Corp.	11,475	100,406
IXYS Corp.*	2,094	20,772
Kopin Corp.*	6,180	23,237
Lattice Semiconductor Corp.*	10,150	38,874
LTX-Credence Corp.*	4,282	24,621
M/A-COM Technology Solutions Holdings, Inc.*	547	6,947
Mattson Technology, Inc.*	5,265	5,107
MaxLinear, Inc.*	1,994	13,340
MEMC Electronic Materials, Inc.*	20,782	57,150
Micrel, Inc.	4,448	46,348
Microsemi Corp.*	8,000	160,560
Mindspeed Technologies, Inc.*	2,963	10,252
MIPS Technologies, Inc.*	4,384	32,398
MKS Instruments, Inc.	4,730	120,568
Monolithic Power Systems, Inc.*	2,829	55,873
MoSys, Inc.*	2,517	10,169
Nanometrics, Inc.*	2,115	29,208
NeoPhotonics Corp.*	937	5,472
NVE Corp.*	408	24,149
Omnivision Technologies, Inc.*	4,424	61,737
PDF Solutions, Inc.*	2,096	28,631
Pericom Semiconductor Corp.*	2,352	20,427
Photronics, Inc.*	5,437	29,197
PLX Technology, Inc.*	3,845	22,186
Power Integrations, Inc.	2,555	77,749
QuickLogic Corp.*	3,484	9,755
Rambus, Inc.*	9,941	55,073
RF Micro Devices, Inc.*	25,044	98,924
Rubicon Technology, Inc.*	1,417	13,575
Rudolph Technologies, Inc.*	2,894	30,387
Semtech Corp.*	5,722	143,908
Sigma Designs, Inc.*	2,722	17,992
Silicon Image, Inc.*	7,111	32,639
Spansion, Inc.*	4,135	49,289
STR Holdings, Inc.*	2,482	7,694
SunPower Corp.*	3,580	16,146
Supertex, Inc.*	1,019	18,220
Tessera Technologies, Inc.	4,394	60,110
TriQuint Semiconductor, Inc.*	15,174	76,629
Ultra Clean Holdings, Inc.*	2,008	11,466
Ultratech, Inc.*	2,360	74,057
Veeco Instruments, Inc.*	3,572	107,231
Volterra Semiconductor Corp.*	2,168	47,414
		3,652,198

Software - 3.8%
Accelrys, Inc.*	4,811	41,663
ACI Worldwide, Inc.*	3,580	151,291
Actuate Corp.*	4,437	31,192
Advent Software, Inc.*	2,747	67,494
American Software, Inc.	1,795	14,647
Aspen Technology, Inc.*	8,425	217,786
AVG Technologies NV*	692	6,643
Blackbaud, Inc.	4,064	97,211
Bottomline Technologies, Inc.*	3,147	77,699
BroadSoft, Inc.*	2,474	101,483
Callidus Software, Inc.*	2,464	12,148
Commvault Systems, Inc.*	4,022	236,091
Comverse Technology, Inc.*	19,723	121,296
Deltek, Inc.*	2,049	26,678
Digimarc Corp.	626	13,929
Ebix, Inc.	2,498	58,978
Ellie Mae, Inc.*	2,233	60,805
Envivio, Inc.*	698	1,536
EPIQ Systems, Inc.	2,837	38,073
ePlus, Inc.*	291	11,413
Fair Isaac Corp.	3,024	133,842
FalconStor Software, Inc.*	2,372	5,574
Glu Mobile, Inc.*	4,867	22,534
Guidance Software, Inc.*	1,234	13,895
Guidewire Software, Inc.*	1,744	54,151
Imperva, Inc.*	876	32,403
Infoblox, Inc.*	699	16,252
Interactive Intelligence Group, Inc.*	1,211	36,391
JDA Software Group, Inc.*	3,831	121,749
Jive Software, Inc.*	1,318	20,706
Kenexa Corp.*	2,325	106,555
Manhattan Associates, Inc.*	1,786	102,284
Mentor Graphics Corp.*	8,386	129,815
MicroStrategy, Inc.*	767	102,832
Monotype Imaging Holdings, Inc.	3,293	51,338
Netscout Systems, Inc.*	3,307	84,362
Opnet Technologies, Inc.	1,345	45,824
Parametric Technology Corp.*	10,766	234,699
Pegasystems, Inc.	1,548	44,954
Pervasive Software, Inc.*	1,192	10,251
Progress Software Corp.*	5,508	117,816
Proofpoint, Inc.*	570	8,465
PROS Holdings, Inc.*	1,967	37,511
QAD, Inc.*	409	5,554
QLIK Technologies, Inc.*	7,686	172,243
Quest Software, Inc. (b)*	5,042	141,176
RealPage, Inc.*	3,226	72,908
Rosetta Stone, Inc.*	971	12,380
Sapiens International Corp. NV*	1,230	4,477
Seachange International, Inc.*	2,173	17,058
Sourcefire, Inc.*	2,661	130,469
SS&C Technologies Holdings, Inc.*	3,050	76,890
Synchronoss Technologies, Inc.*	2,488	56,975
Take-Two Interactive Software, Inc.*	7,040	73,427
Tangoe, Inc.*	2,685	35,254
TeleNav, Inc.*	1,354	8,083
TiVo, Inc.*	11,227	117,098
Tyler Technologies, Inc.*	2,711	119,338
Ultimate Software Group, Inc.*	2,398	244,836
VASCO Data Security International, Inc.*	2,346	22,005
Verint Systems, Inc.*	1,962	53,837
VirnetX Holding Corp.*	3,778	96,075
Websense, Inc.*	3,283	51,379
		4,433,721

Specialty Retail - 3.5%
Aeropostale, Inc.*	7,078	95,765
America's Car-Mart, Inc.*	726	33,011
ANN, Inc.*	4,278	161,409
Asbury Automotive Group, Inc.*	2,543	71,077
Barnes & Noble, Inc.*	2,386	30,493
Bebe Stores, Inc.	3,035	14,568
Big 5 Sporting Goods Corp.	1,497	14,895
Body Central Corp.*	966	10,095
Brown Shoe Co., Inc.	3,799	60,898
Cabela's, Inc.*	4,200	229,656
Casual Male Retail Group, Inc.*	3,868	17,909
Cato Corp.	2,436	72,374
Citi Trends, Inc.*	1,298	16,296
Collective Brands, Inc.*	5,379	116,778
Conn's, Inc.*	1,230	27,121
Destination Maternity Corp.	1,034	19,336
Express, Inc.*	8,054	119,360
Finish Line, Inc.	4,450	101,193
Francesca's Holdings Corp.*	3,132	96,246
Genesco, Inc.*	2,204	147,073
Group 1 Automotive, Inc.	2,064	124,315
Haverty Furniture Co.'s, Inc.	1,689	23,443
hhgregg, Inc.*	1,366	9,425
Hibbett Sports, Inc.*	2,402	142,799
HOT Topic, Inc.	4,130	35,931
Jos A Bank Clothiers, Inc.*	2,506	121,491
Kirkland's, Inc.*	1,302	12,929
Lithia Motors, Inc.	2,010	66,953
Lumber Liquidators Holdings, Inc.*	2,479	125,636
MarineMax, Inc.*	2,047	16,970
Mattress Firm Holding Corp.*	991	27,897
Men's Wearhouse, Inc.	4,514	155,417
Monro Muffler, Inc.	2,782	97,899
New York & Co., Inc.*	1,850	6,938
Office Depot, Inc.*	25,555	65,421
OfficeMax, Inc.	7,420	57,950
Orchard Supply Hardware Stores Corp.*	171	2,476
Penske Automotive Group, Inc.	3,866	116,328
Perfumania Holdings, Inc.*	457	3,290
Pier 1 Imports, Inc.	8,746	163,900
RadioShack Corp.	8,952	21,306
Rent-A-Center, Inc.	5,349	187,643
Rue21, Inc.*	1,285	40,028
Select Comfort Corp.*	5,106	161,094
Shoe Carnival, Inc.	1,423	33,483
Sonic Automotive, Inc.	3,488	66,202
Stage Stores, Inc.	2,657	55,956
Stein Mart, Inc.*	2,802	23,845
Systemax, Inc.*	1,000	11,810
Teavana Holdings, Inc.*	588	7,668
The Buckle, Inc.	2,498	113,484
The Childrens Place Retail Stores, Inc.*	2,185	131,100
The Pep Boys-Manny, Moe & Jack	4,589	46,716
Tilly's, Inc.*	827	15,159
Vitamin Shoppe, Inc.*	2,651	154,606
West Marine, Inc.*	1,507	16,019
Wet Seal, Inc.*	7,596	23,927
Winmark Corp.	223	12,060
Zumiez, Inc.*	1,972	54,684
		4,009,751

Textiles, Apparel & Luxury Goods - 1.4%
Cherokee, Inc.	800	11,648
Columbia Sportswear Co.	1,104	59,616
CROCS, Inc.*	8,096	131,236
Culp, Inc.	785	9,232
Delta Apparel, Inc.*	555	7,642
Fifth & Pacific Cos, Inc.*	9,789	125,103
G-III Apparel Group Ltd.*	1,354	48,609
Iconix Brand Group, Inc.*	6,382	116,408
Jones Group, Inc.	7,393	95,148
K-Swiss, Inc.*	2,719	9,326
Maidenform Brands, Inc.*	2,005	41,062
Movado Group, Inc.	1,614	54,424
Oxford Industries, Inc.	1,261	71,183
Perry Ellis International, Inc.*	933	20,573
Quiksilver, Inc.*	11,336	37,636
RG Barry Corp.	783	11,541
Skechers U.S.A., Inc.*	3,408	69,523
Steven Madden Ltd.*	3,536	154,594
True Religion Apparel, Inc.	2,223	47,417
Tumi Holdings, Inc.*	1,943	45,738
Unifi, Inc.*	1,199	15,371
Vera Bradley, Inc.*	1,814	43,264
Warnaco Group, Inc.*	3,695	191,771
Wolverine World Wide, Inc.	4,349	192,965
		1,611,030

Thrifts & Mortgage Finance - 1.5%
Astoria Financial Corp.	7,553	74,624
Bank Mutual Corp.	4,721	21,481
BankFinancial Corp.	1,984	17,439
Beneficial Mutual Bancorp, Inc.*	2,733	26,127
Berkshire Hills Bancorp, Inc.	1,996	45,669
BofI Holding, Inc.*	892	23,237
Brookline Bancorp, Inc.	6,306	55,619
Cape Bancorp, Inc.*	943	8,826
Charter Financial Corp.	570	5,559
Clifton Savings Bancorp, Inc.	836	9,196
Dime Community Bancshares, Inc.	2,830	40,865
Doral Financial Corp.*	10,461	9,841
ESB Financial Corp.	871	12,159
ESSA Bancorp, Inc.	931	9,673
EverBank Financial Corp.	2,011	27,691
Federal Agricultural Mortgage Corp., Class C	895	23,037
First Defiance Financial Corp.	799	13,791
First Federal Bancshares of Arkansas, Inc.*	313	3,058
First Financial Holdings, Inc.	1,715	22,278
First Financial Northwest, Inc.*	1,441	11,600
First Pactrust Bancorp, Inc.	699	8,745
Flushing Financial Corp.	2,726	43,071
Fox Chase Bancorp, Inc.	1,196	18,682
Franklin Financial Corp.*	1,141	19,465
Heritage Financial Group, Inc.	781	10,262
Hingham Institution for Savings	115	7,409
Home Bancorp, Inc.*	615	11,064
Home Federal Bancorp, Inc.	1,548	17,523
Home Loan Servicing Solutions, Ltd.	1,130	18,385
HomeStreet, Inc.*	373	14,196
Kaiser Federal Financial Group, Inc.	815	12,298
Kearny Financial Corp.	1,413	13,763
Meridian Interstate Bancorp, Inc.*	838	13,827
MGIC Investment Corp.*	15,423	23,597
NASB Financial, Inc.*	378	9,390
Nationstar Mortgage Holdings, Inc.*	1,726	57,269
Northfield Bancorp, Inc.	1,401	22,444
Northwest Bancshares, Inc.	8,788	107,477
OceanFirst Financial Corp.	1,506	22,093
Ocwen Financial Corp.*	9,677	265,247
Oritani Financial Corp.	3,882	58,424
Peoples Federal Bancshares, Inc.	549	9,487
Provident Financial Holdings, Inc.	876	12,448
Provident Financial Services, Inc.	5,242	82,771
Provident New York Bancorp	3,407	32,060
Radian Group, Inc.	11,633	50,487
Rockville Financial, Inc.	2,425	29,706
Roma Financial Corp.	676	6,016
SI Financial Group, Inc.	952	11,157
Territorial Bancorp, Inc.	940	21,573
Tree.com, Inc.*	543	8,509
Trustco Bank Corp. NY	7,825	44,759
United Financial Bancorp, Inc.	1,552	22,457
ViewPoint Financial Group, Inc.	2,863	54,884
Walker & Dunlop, Inc.*	1,163	17,875
Waterstone Financial, Inc.*	658	3,415
Westfield Financial, Inc.	2,745	20,560
WSFS Financial Corp.	686	28,318
		1,692,883

Tobacco - 0.2%
Alliance One International, Inc.*	7,793	25,171
Star Scientific, Inc.*	13,119	45,392
Universal Corp.	2,094	106,626
Vector Group Ltd.	5,002	82,987
		260,176

Trading Companies & Distributors - 0.9%
Aceto Corp.	2,638	24,929
Aircastle Ltd.	5,288	59,913
Applied Industrial Technologies, Inc.	3,712	153,788
Beacon Roofing Supply, Inc.*	4,219	120,242
BlueLinx Holdings, Inc.*	2,174	5,087
CAI International, Inc.*	1,034	21,218
DXP Enterprises, Inc.*	857	40,939
Edgen Group, Inc.*	1,349	10,455
H&E Equipment Services, Inc.	2,568	31,124
Houston Wire & Cable Co.	1,646	17,711
Kaman Corp.	2,263	81,151
Rush Enterprises, Inc.*	2,789	53,716
SeaCube Container Leasing Ltd.	1,121	21,019
TAL International Group, Inc.	2,630	89,367
Textainer Group Holdings Ltd.	1,106	33,788
Titan Machinery, Inc.*	1,521	30,846
Watsco, Inc.	2,648	200,692
Willis Lease Finance Corp.*	490	6,047
		1,002,032

Transportation Infrastructure - 0.0%
Wesco Aircraft Holdings, Inc.*	1,730	23,632

Water Utilities - 0.3%
American States Water Co.	1,623	72,110
Artesian Resources Corp.	490	11,383
Cadiz, Inc.*	1,262	12,254
California Water Service Group	3,773	70,366
Connecticut Water Service, Inc.	883	28,168
Consolidated Water Co., Inc.	1,510	12,488
Middlesex Water Co.	1,560	29,890
SJW Corp.	1,344	34,084
York Water Co.	1,309	24,007
		294,750

Wireless Telecommunication Services - 0.1%
Boingo Wireless, Inc.*	1,422	11,291
Leap Wireless International, Inc.*	5,019	34,230
NTELOS Holdings Corp.	1,286	22,338
Shenandoah Telecommunications Co.	2,077	36,555
USA Mobility, Inc.	1,934	22,957
		127,371

Total Equity Securities (Cost $96,613,966)		107,112,041

EXCHANGE TRADED FUNDS - 3.8%
iShares Russell 2000 Index Fund	52,500	4,381,650

Total Exchange Traded Funds (Cost $4,089,852)		4,381,650

CLOSED-END FUNDS - 0.0%
Firsthand Technology Value Fund, Inc.*	770	13,429

Total Closed-End Funds (Cost $14,653)		13,429

U.S. TREASURY OBLIGATIONS - 0.3%	PRINCIPAL AMOUNT
United States Treasury Bills, 0.135%, 5/2/13^	$400,000	399,681

Total U.S. Treasury Obligations (Cost $399,681)		399,681

TIME DEPOSIT - 3.1%
State Street Bank Time Deposit, 0.113%, 10/1/12	3,576,665	3,576,665

Total Time Deposit (Cost $3,576,665)		3,576,665

TOTAL INVESTMENTS (Cost $104,694,817) - 100.0%		115,483,466
Other assets and liabilities, net - 0.0%		39,332
NET ASSETS - 100%		$115,522,798

FUTURES	NUMBER OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Purchased:
E-Mini Russell 2000 Index^	49	12/12	$4,088,560	($81,634)

(b) This security was valued by the Board of Directors. See Note A.

^ Futures collateralized by $400,000 par value of U.S. Treasury Bills.

* Non-income producing security.

Abbreviations:
plc: Public Limited Company
REIT: Real Estate Investment Trust

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2012

EQUITY SECURITIES - 98.2%	SHARES	VALUE
Australia - 8.7%
AGL Energy Ltd.	6,856	$106,611
ALS Ltd.	4,430	39,528
Alumina Ltd.	32,052	28,300
Amcor Ltd.	15,265	123,047
AMP Ltd.	36,112	162,424
APA Group	8,152	40,138
Asciano Ltd.	12,339	56,011
ASX Ltd.	2,215	68,036
Australia & New Zealand Banking Group Ltd.	33,896	871,434
Bendigo and Adelaide Bank Ltd.	4,896	39,058
BGP Holdings plc (b)*	77,172	—
BHP Billiton Ltd.	40,790	1,399,924
Boral Ltd.	9,782	39,018
Brambles Ltd.	19,444	141,786
Caltex Australia Ltd.	1,773	30,443
Centro Retail Australia	16,730	36,321
CFS Retail Property Trust Group	24,243	48,602
Coca-Cola Amatil Ltd.	7,206	101,500
Cochlear Ltd.	747	52,105
Commonwealth Bank of Australia	20,003	1,158,795
Computershare Ltd.	5,838	50,333
Crown Ltd.	5,262	49,740
CSL Ltd.	6,570	313,931
Dexus Property Group	58,154	57,387
Echo Entertainment Group Ltd.	9,037	35,953
Fairfax Media Ltd.	29,348	12,651
Fortescue Metals Group Ltd.	17,725	64,257
Goodman Group	19,572	80,508
GPT Group	18,312	64,673
Harvey Norman Holdings Ltd.	6,976	14,058
Iluka Resources Ltd.	5,499	56,721
Incitec Pivot Ltd.	20,604	63,779
Insurance Australia Group Ltd.	26,300	119,385
Leighton Holdings Ltd.	1,989	34,338
Lend Lease Group	6,871	56,027
Lynas Corp. Ltd.*	22,511	18,473
Macquarie Group Ltd.	4,189	123,839
Metcash Ltd.	10,932	40,199
Mirvac Group	43,226	64,208
National Australia Bank Ltd.	28,321	749,876
Newcrest Mining Ltd.	9,670	292,703
Orica Ltd.	4,617	119,274
Origin Energy Ltd.	13,740	161,564
OZ Minerals Ltd.	4,153	29,119
Qantas Airways Ltd.*	14,578	18,474
QBE Insurance Group Ltd.	14,652	197,096
QR National Ltd.	21,606	76,531
Ramsay Health Care Ltd.	1,725	43,040
Rio Tinto Ltd.	5,512	305,517
Santos Ltd.	11,948	140,989
Sims Metal Management Ltd.	2,177	21,664
Sonic Healthcare Ltd.	4,686	65,956
SP AusNet	21,532	23,373
Stockland	29,303	101,665
Suncorp Group Ltd.	16,275	156,208
Sydney Airport	4,889	16,048
TABCORP Holdings Ltd.	9,362	26,840
Tatts Group Ltd.	17,611	49,575
Telstra Corp. Ltd.	55,093	224,333
Toll Holdings Ltd.	8,948	40,990
Transurban Group	16,603	103,478
Wesfarmers Ltd. PPS	12,732	453,101
Westfield Group	27,749	292,854
Westfield Retail Trust	36,704	110,185
Westpac Banking Corp.	38,635	997,282
Whitehaven Coal Ltd.	5,850	17,440
Woodside Petroleum Ltd.	8,153	280,660
Woolworths Ltd.	15,520	463,651
WorleyParsons Ltd.	2,539	74,612
		11,517,639

Austria - 0.3%
Andritz AG	920	52,128
Erste Group Bank AG*	2,718	60,683
IMMOFINANZ AG*	11,770	42,720
OMV AG	1,863	65,235
Raiffeisen Bank International AG	641	23,228
Telekom Austria AG	4,364	30,859
Verbund AG	894	18,505
Vienna Insurance Group AG Wiener Versicherung Gruppe	504	21,384
Voestalpine AG	1,443	43,209
		357,951

Belgium - 1.1%
Ageas SA/NV	2,906	69,723
Anheuser-Busch InBev NV	10,158	864,190
Belgacom SA	1,924	58,750
Colruyt SA	994	43,317
Delhaize Group	1,337	51,647
Groupe Bruxelles Lambert SA	1,020	75,734
KBC Groep NV	2,115	50,769
Mobistar SA	394	12,436
Solvay SA	750	86,843
Telenet Group Holding NV	744	33,336
UCB SA	1,391	76,526
Umicore SA	1,442	75,411
		1,498,682

Denmark - 1.2%
AP Moeller - Maersk A/S:
Series A	6	40,685
Series B	16	114,565
Carlsberg A/S, Series B	1,353	119,932
Coloplast A/S, Series B	288	59,997
Danske Bank A/S*	8,250	148,961
DSV A/S	2,403	54,039
Novo Nordisk A/S, Series B	5,152	814,294
Novozymes A/S, Series B	3,028	83,498
TDC A/S	6,501	47,379
Tryg A/S	322	20,929
William Demant Holding A/S*	332	29,772
		1,534,051

Finland - 0.7%
Elisa Oyj	1,857	41,997
Fortum Oyj	5,619	103,525
Kesko Oyj, Series B	878	24,891
Kone Oyj, Series B	1,969	136,324
Metso Oyj	1,616	57,781
Neste Oil Oyj	1,683	22,071
Nokia Oyj	47,375	122,429
Nokian Renkaat Oyj	1,446	58,841
Orion Oyj, Class B	1,261	26,994
Pohjola Bank plc	1,814	23,882
Sampo Oyj	5,301	165,003
Stora Enso Oyj, Series R	6,972	43,332
UPM-Kymmene Oyj	6,642	75,106
Wartsila Oyj Abp	2,120	73,457
		975,633

France - 8.6%
Accor SA	1,868	62,336
Aeroports de Paris	375	29,921
Air Liquide SA	3,950	489,823
Alcatel-Lucent*	30,477	33,659
Alstom SA	2,607	91,454
Arkema SA	782	73,255
Atos SA	687	47,909
AXA SA	22,364	333,252
BNP Paribas SA	12,222	581,098
Bouygues	2,389	58,359
Bureau Veritas SA	691	71,002
Cap Gemini SA	1,872	79,245
Carrefour SA	7,304	151,567
Casino Guichard-Perrachon SA	699	61,912
Christian Dior SA	689	92,483
Cie de Saint-Gobain	5,081	178,570
Cie Generale de Geophysique - Veritas:
Common*	1,729	54,463
Rights*	1,729	2,792
Cie Generale des Etablissements Michelin	2,277	178,463
Cie Generale d'Optique Essilor International SA	2,572	240,968
CNP Assurances SA	1,951	25,498
Credit Agricole SA*	12,640	87,269
Danone SA	7,312	450,404
Dassault Systemes SA	775	81,467
Edenred	2,077	58,388
Electricite de France SA	3,040	63,729
Eurazeo SA	377	17,280
Eutelsat Communications SA	1,670	53,710
Fonciere Des Regions	312	23,467
France Telecom SA	23,456	283,118
GDF Suez	15,673	350,624
Gecina SA	288	29,497
Groupe Eurotunnel SA	7,183	50,627
Icade SA	306	24,943
Iliad SA	288	46,915
Imerys SA	446	26,182
JC Decaux SA	873	19,822
Klepierre SA	1,199	42,069
Lafarge SA	2,361	127,219
Lagardere SCA	1,550	42,358
Legrand SA	2,947	111,130
L'Oreal SA	3,041	376,359
LVMH Moet Hennessy Louis Vuitton SA	3,212	483,171
Natixis	12,146	38,260
Pernod-Ricard SA	2,679	300,730
Peugeot SA*	3,029	23,950
PPR SA	962	147,679
Publicis Groupe	1,847	103,418
Remy Cointreau SA	292	33,601
Renault SA	2,431	114,145
Rexel SA	1,360	27,382
Safran SA	2,901	104,379
Sanofi SA	15,023	1,281,556
Schneider Electric SA	6,595	390,509
SCOR SE	2,064	53,246
Societe BIC SA	377	45,572
Societe Generale SA*	8,835	251,038
Sodexo	1,192	89,792
Suez Environnement SA	3,675	41,669
Technip SA	1,255	139,589
Thales SA	1,151	39,549
Total SA	26,852	1,332,612
Unibail-Rodamco	1,161	231,518
Vallourec SA	1,305	55,285
Veolia Environnement SA	4,272	46,115
Vinci SA	5,735	244,394
Vivendi	16,304	318,099
Wendel SA	431	36,407
Zodiac Aerospace	431	42,103
		11,320,374

Germany - 8.4%
Adidas AG	2,646	217,181
Allianz SE	5,759	685,569
Axel Springer AG	519	22,501
BASF SE	11,619	980,716
Bayer AG	10,461	898,844
Bayerische Motoren Werke AG:
Common	4,188	306,433
Preferred	685	35,175
Beiersdorf AG	1,275	93,602
Brenntag AG	586	75,041
Celesio AG	1,117	19,926
Commerzbank AG*	45,998	82,145
Continental AG	1,012	99,146
Daimler AG	11,465	555,203
Deutsche Bank AG	11,758	464,780
Deutsche Boerse AG	2,466	136,539
Deutsche Lufthansa AG	3,007	40,787
Deutsche Post AG	10,706	209,224
Deutsche Telekom AG	35,533	437,432
E.ON AG	22,782	540,855
Fraport AG Frankfurt Airport Services Worldwide	482	27,890
Fresenius Medical Care AG & Co. KGaA	2,653	194,630
Fresenius SE & Co. KGaA	1,568	182,124
GEA Group AG	2,208	66,840
Hannover Rueckversicherung AG	792	50,634
HeidelbergCement AG	1,778	93,199
Henkel AG & Co. KGaA:
Common	1,643	107,247
Preferred	2,253	179,276
Hochtief AG*	389	18,235
Hugo Boss AG	311	27,390
Infineon Technologies AG	13,747	87,277
K+S AG	2,179	107,201
Kabel Deutschland Holding AG*	1,138	81,218
Lanxess AG	1,052	87,281
Linde AG	2,340	403,144
MAN SE	535	49,009
Merck KGAA	817	100,840
Metro AG	1,702	50,932
Muenchener Rueckversicherungs AG	2,268	354,290
Porsche Automobil Holding SE, Preferred	1,937	115,916
ProSiebenSat.1 Media AG, Preferred	1,107	27,903
RWE AG:
Common	6,190	277,075
Preferred	512	20,420
Salzgitter AG	513	19,830
SAP AG	11,639	824,681
Siemens AG	10,408	1,038,544
Suedzucker AG	870	30,816
ThyssenKrupp AG	4,881	103,797
United Internet AG	1,223	24,954
Volkswagen AG:
Common	373	62,440
Preferred	1,829	333,802
Wacker Chemie AG	205	13,168
		11,063,102

Greece - 0.0%
Coca Cola Hellenic Bottling Co. SA*	2,550	47,604
OPAP SA	2,933	15,084
		62,688

Hong Kong - 3.2%
AIA Group Ltd.	129,506	480,174
ASM Pacific Technology Ltd.	2,601	30,760
Bank of East Asia Ltd.	17,071	63,955
BOC Hong Kong Holdings Ltd.	46,812	148,815
Cathay Pacific Airways Ltd.	15,501	25,228
Cheung Kong Holdings Ltd.	17,580	257,554
Cheung Kong Infrastructure Holdings Ltd.	6,143	37,235
CLP Holdings Ltd.	22,828	194,305
First Pacific Co. Ltd.	27,850	30,242
Foxconn International Holdings Ltd.*	28,469	9,362
Galaxy Entertainment Group Ltd.*	18,484	62,217
Genting Singapore plc	77,154	86,195
Hang Lung Group Ltd.	11,091	70,373
Hang Lung Properties Ltd.	28,291	96,686
Hang Seng Bank Ltd.	9,674	148,340
Henderson Land Development Co. Ltd.	11,987	85,952
Hong Kong & China Gas Co. Ltd.	65,963	166,225
Hong Kong Exchanges and Clearing Ltd.	12,978	195,991
Hopewell Holdings	7,476	25,791
Hutchison Whampoa Ltd.	26,966	260,999
Hysan Development Co. Ltd.	8,352	37,968
Kerry Properties Ltd.	9,446	47,814
Li & Fung Ltd.	72,008	111,624
Lifestyle International Holdings Ltd.	6,332	13,017
Link REIT	28,619	135,454
MGM China Holdings Ltd.	12,017	20,829
MTR Corp. Ltd.	18,295	69,367
New World Development Co. Ltd.	47,169	72,998
Noble Group Ltd.	50,628	54,703
NWS Holdings Ltd.	17,805	28,703
Orient Overseas International Ltd.	2,876	15,875
PCCW Ltd.	52,537	21,478
Power Assets Holdings Ltd.	17,549	148,919
Sands China Ltd.	30,548	113,855
Shangri-La Asia Ltd.	19,804	38,566
Sino Land Co.	37,248	69,653
SJM Holdings Ltd.	24,451	53,102
Sun Hung Kai Properties Ltd.	19,849	290,796
Swire Pacific Ltd.	8,591	105,199
Wharf Holdings Ltd.	19,160	132,320
Wheelock & Co. Ltd.	12,009	51,805
Wing Hang Bank Ltd.	2,354	22,116
Wynn Macau Ltd.	20,441	55,359
Yue Yuen Industrial Holdings Ltd.	9,746	32,805
		4,220,724

Ireland - 0.4%
CRH plc	9,095	175,402
Elan Corp. plc*	6,357	68,573
Experian plc	12,713	211,033
Kerry Group plc	1,844	94,478
Ryanair Holdings plc*	2,499	14,246
		563,732

Israel - 0.6%
Bank Hapoalim BM*	13,896	49,451
Bank Leumi Le-Israel BM*	15,484	43,253
Bezeq Israeli Telecommunication Corp. Ltd.	23,162	26,884
Delek Group Ltd.	59	9,837
Israel Chemicals Ltd.	5,633	68,257
Israel Corp. Ltd.	30	19,041
Mellanox Technologies Ltd.*	453	46,918
Mizrahi Tefahot Bank Ltd.*	1,623	14,388
NICE Systems Ltd.*	792	26,245
Teva Pharmaceutical Industries Ltd.	11,919	483,449
		787,723

Italy - 2.1%
Assicurazioni Generali SpA	14,771	212,510
Atlantia SpA	4,186	65,014
Autogrill SpA	1,503	14,290
Banca Monte dei Paschi di Siena SpA*	81,276	23,574
Banco Popolare SC*	23,164	34,696
Enel Green Power SpA	22,986	38,892
Enel SpA	83,269	294,626
ENI SpA	32,146	703,439
Exor SpA	842	21,186
Fiat Industrial SpA	10,826	105,854
Fiat SpA*	11,072	59,105
Finmeccanica SpA*	5,315	25,257
Intesa Sanpaolo SpA	127,463	193,869
Intesa Sanpaolo SpA-RSP	12,248	15,842
Luxottica Group SpA	1,533	54,261
Mediaset SpA	9,309	17,486
Mediobanca SpA	6,786	36,278
Pirelli & C. SpA	3,124	33,658
Prysmian SpA	2,675	47,737
Saipem SpA	3,349	160,908
Snam SpA	20,329	90,173
Telecom Italia SpA	118,809	119,147
Telecom Italia SpA - RSP	76,232	66,795
Terna Rete Elettrica Nazionale SpA	16,527	61,621
UniCredit SpA*	51,245	212,943
Unione di Banche Italiane SCPA	10,660	39,417
		2,748,578

Japan - 19.8%
ABC-Mart, Inc.	346	15,320
Advantest Corp.	1,965	25,596
Aeon Co. Ltd.	7,594	86,056
Aeon Credit Service Co. Ltd.	1,030	22,207
Aeon Mall Co. Ltd.	951	23,311
Air Water, Inc.	1,932	23,704
Aisin Seiki Co. Ltd.	2,423	69,033
Ajinomoto Co., Inc.	8,159	128,165
Alfresa Holdings Corp.	511	25,281
All Nippon Airways Co. Ltd.	14,356	30,215
Amada Co. Ltd.	4,687	20,572
Aozora Bank Ltd.	7,586	23,268
Asahi Glass Co. Ltd.	12,760	85,154
Asahi Group Holdings Ltd.	4,894	120,843
Asahi Kasei Corp.	15,969	82,591
Asics Corp.	1,969	26,609
Astellas Pharma, Inc.	5,623	286,129
Bank of Kyoto Ltd.	4,233	35,909
Benesse Holdings, Inc.	889	43,126
Bridgestone Corp.	8,228	191,128
Brother Industries Ltd.	3,098	28,785
Canon, Inc.	14,341	459,199
Casio Computer Co. Ltd.	3,115	22,107
Central Japan Railway Co.	1,900	167,274
Chiba Bank Ltd.	9,629	56,103
Chiyoda Corp.	2,051	31,955
Chubu Electric Power Co., Inc.	8,150	106,372
Chugai Pharmaceutical Co. Ltd.	2,832	59,424
Chugoku Bank Ltd.	2,278	32,159
Chugoku Electric Power Co., Inc.	3,899	51,890
Citizen Holdings Co. Ltd.	3,451	17,583
Coca-Cola West Co. Ltd.	802	13,319
Cosmo Oil Co. Ltd.	7,794	14,404
Credit Saison Co. Ltd.	1,948	47,175
Dai Nippon Printing Co. Ltd.	7,360	51,384
Daicel Corp.	3,834	23,028
Daido Steel Co. Ltd.	3,709	17,279
Daihatsu Motor Co. Ltd.	2,524	42,175
Dai-ichi Life Insurance Co. Ltd.	107	121,666
Daiichi Sankyo Co. Ltd.	8,520	141,052
Daikin Industries Ltd.	2,966	77,005
Dainippon Sumitomo Pharma Co. Ltd.	2,090	23,014
Daito Trust Construction Co. Ltd.	917	92,382
Daiwa House Industry Co. Ltd.	6,450	93,786
Daiwa Securities Group, Inc.	21,023	80,131
Dena Co. Ltd.	1,287	42,812
Denki Kagaku Kogyo K K	6,311	19,600
Denso Corp.	6,151	193,482
Dentsu, Inc.	2,287	58,114
East Japan Railway Co.	4,301	285,372
Eisai Co. Ltd.	3,188	144,016
Electric Power Development Co. Ltd.	1,531	40,358
FamilyMart Co. Ltd.	741	36,517
FANUC Corp.	2,423	391,188
Fast Retailing Co. Ltd.	670	156,064
Fuji Electric Co. Ltd.	7,353	15,004
Fuji Heavy Industries Ltd.	7,427	61,765
FUJIFILM Holdings Corp.	5,859	98,352
Fujitsu Ltd.	23,567	88,618
Fukuoka Financial Group, Inc.	10,163	41,346
Furukawa Electric Co. Ltd.*	8,353	15,758
Gree, Inc.	1,216	22,301
GS Yuasa Corp.	4,617	19,257
Gunma Bank Ltd.	5,084	25,903
Hachijuni Bank Ltd.	5,475	30,424
Hakuhodo DY Holdings, Inc.	306	20,656
Hamamatsu Photonics KK	880	30,278
Hankyu Hanshin Holdings, Inc.	14,475	78,394
Hino Motors Ltd.	3,396	22,271
Hirose Electric Co. Ltd.	379	42,560
Hisamitsu Pharmaceutical Co., Inc.	812	44,966
Hitachi Chemical Co. Ltd.	1,368	18,522
Hitachi Construction Machinery Co. Ltd.	1,412	22,887
Hitachi High-Technologies Corp.	814	19,671
Hitachi Ltd.	57,181	318,488
Hitachi Metals Ltd.	2,166	19,347
Hokkaido Electric Power Co., Inc.	2,403	19,552
Hokuriku Electric Power Co.	2,210	26,859
Honda Motor Co. Ltd.	20,623	634,411
HOYA Corp.	5,503	121,120
Hulic Co. Ltd.*	3,139	19,014
Ibiden Co. Ltd.	1,585	23,209
Idemitsu Kosan Co. Ltd.	288	23,655
IHI Corp.	17,342	38,726
INPEX Corp.	27	161,300
Isetan Mitsukoshi Holdings Ltd.	4,494	46,947
Isuzu Motors Ltd.	15,026	72,700
ITOCHU Corp.	19,046	193,344
Itochu Techno-Solutions Corp.	316	16,465
Iyo Bank Ltd.	3,189	26,029
J Front Retailing Co. Ltd.	6,339	35,632
Japan Petroleum Exploration Co.	375	15,064
Japan Prime Realty Investment Corp.	9	27,166
Japan Real Estate Investment Corp.	6	60,524
Japan Retail Fund Investment Corp.	24	42,967
Japan Steel Works Ltd.	4,147	23,151
Japan Tobacco, Inc.	11,385	342,193
JFE Holdings, Inc.	5,829	77,052
JGC Corp.	2,621	87,625
Joyo Bank Ltd.	8,577	42,048
JSR Corp.	2,352	38,637
JTEKT Corp.	2,921	23,130
Jupiter Telecommunications Co. Ltd.	26	26,427
JX Holdings, Inc.	28,411	155,692
Kajima Corp.	11,110	30,370
Kamigumi Co. Ltd.	2,949	24,449
Kaneka Corp.	3,677	17,743
Kansai Electric Power Co., Inc.	9,500	74,371
Kansai Paint Co. Ltd.	2,864	31,794
Kao Corp.	6,656	196,468
Kawasaki Heavy Industries Ltd.	18,666	37,131
Kawasaki Kisen Kaisha Ltd.*	11,289	14,198
KDDI Corp.	3,400	264,425
Keikyu Corp.	5,930	56,012
Keio Corp.	7,317	55,309
Keisei Electric Railway Co. Ltd.	3,623	32,780
Keyence Corp.	576	147,844
Kikkoman Corp.	2,072	28,373
Kinden Corp.	1,747	11,031
Kintetsu Corp.	20,564	80,757
Kirin Holdings Co. Ltd.	10,986	147,194
Kobe Steel Ltd.	32,733	26,045
Koito Manufacturing Co. Ltd.	1,267	14,667
Komatsu Ltd.	11,815	233,055
Konami Corp.	1,225	27,874
Konica Minolta Holdings, Inc.	6,285	48,396
Kubota Corp.	13,827	140,186
Kuraray Co. Ltd.	4,526	51,522
Kurita Water Industries Ltd.	1,482	32,885
Kyocera Corp.	1,936	167,959
Kyowa Hakko Kirin Co. Ltd.	3,407	41,232
Kyushu Electric Power Co., Inc.	5,294	43,754
Lawson, Inc.	761	58,599
LIXIL Group Corp.	3,366	80,435
Mabuchi Motor Co. Ltd.	314	14,386
Makita Corp.	1,471	57,201
Marubeni Corp.	20,886	133,486
Marui Group Co. Ltd.	2,929	20,787
Maruichi Steel Tube Ltd.	617	13,224
Mazda Motor Corp.*	34,047	39,762
McDonald’s Holdings Company (Japan), Ltd.	873	24,906
Medipal Holdings Corp.	1,927	26,561
MEIJI Holdings Co. Ltd.	772	38,392
Miraca Holdings, Inc.	730	32,837
Mitsubishi Chemical Holdings Corp.	17,149	65,805
Mitsubishi Corp.	17,779	323,773
Mitsubishi Electric Corp.	24,446	180,710
Mitsubishi Estate Co. Ltd.	15,830	303,517
Mitsubishi Gas Chemical Co., Inc.	5,080	25,556
Mitsubishi Heavy Industries Ltd.	38,410	166,614
Mitsubishi Logistics Corp.	1,501	17,896
Mitsubishi Materials Corp.	14,680	46,346
Mitsubishi Motors Corp.*	50,919	47,050
Mitsubishi Tanabe Pharma Corp.	2,949	44,924
Mitsubishi UFJ Financial Group, Inc.	161,154	756,961
Mitsubishi UFJ Lease & Finance Co. Ltd.	764	32,258
Mitsui & Co. Ltd.	21,982	309,757
Mitsui Chemicals, Inc.	10,739	21,087
Mitsui Fudosan Co. Ltd.	10,592	212,465
Mitsui OSK Lines Ltd.	13,733	32,077
Mizuho Financial Group, Inc.	288,735	470,602
MS&AD Insurance Group Holdings	6,409	111,121
Murata Manufacturing Co. Ltd.	2,564	136,723
Nabtesco Corp.	1,253	23,043
Namco Bandai Holdings, Inc.	2,246	38,106
NEC Corp.*	34,585	55,038
Nexon Co. Ltd.*	1,396	19,224
NGK Insulators Ltd.	3,325	39,898
NGK Spark Plug Co. Ltd.	2,262	23,833
NHK Spring Co. Ltd.	2,083	17,911
Nidec Corp.	1,376	100,834
Nikon Corp.	4,310	118,813
Nintendo Co. Ltd.	1,344	170,587
Nippon Building Fund, Inc.	7	75,552
Nippon Electric Glass Co. Ltd.	4,721	26,113
Nippon Express Co. Ltd.	11,162	42,402
Nippon Meat Packers, Inc.	2,250	28,934
Nippon Paper Group, Inc.	1,297	15,330
Nippon Steel & Sumitomo Metal Corp.	64,583	132,614
Nippon Telegraph & Telephone Corp.	5,523	263,675
Nippon Yusen KK	20,103	35,603
Nishi-Nippon City Bank Ltd.	8,895	20,662
Nissan Motor Co. Ltd.	31,453	268,432
Nisshin Seifun Group, Inc.	2,477	30,517
Nisshin Steel Co. Ltd. (b)	9,144	9,857
Nissin Foods Holdings Co. Ltd.	771	30,278
Nitori Holdings Co. Ltd.	434	40,381
Nitto Denko Corp.	2,088	99,684
NKSJ Holdings, Inc.	4,728	92,715
NOK Corp.	1,364	21,864
Nomura Holdings, Inc.	45,939	164,489
Nomura Real Estate Holdings, Inc.	1,250	22,010
Nomura Real Estate Office Fund, Inc.	3	18,846
Nomura Research Institute Ltd.	1,329	27,443
NSK Ltd.	5,792	33,673
NTN Corp.	6,294	12,682
NTT Data Corp.	15	47,145
NTT DoCoMo, Inc.	193	313,575
NTT Urban Development Corp.	15	12,205
Obayashi Corp.	8,529	38,967
Odakyu Electric Railway Co. Ltd.	7,924	83,491
Oji Holdings Corp.	10,098	30,843
Olympus Corp.*	2,850	55,595
Omron Corp.	2,669	51,380
Ono Pharmaceutical Co. Ltd.	1,043	64,317
Oracle Corp. Japan	500	25,828
Oriental Land Co. Ltd.	632	83,380
ORIX Corp.	1,324	133,216
Osaka Gas Co. Ltd.	23,720	104,719
Otsuka Corp.	207	18,596
Otsuka Holdings Co. Ltd.	4,586	142,430
Panasonic Corp.	27,928	184,944
Rakuten, Inc.	9,180	93,661
Resona Holdings, Inc.	23,861	97,992
Ricoh Co. Ltd.	8,009	67,735
Rinnai Corp.	427	31,893
Rohm Co. Ltd.	1,266	42,698
Sankyo Co. Ltd.	617	28,783
Sanrio Co. Ltd.	584	20,963
Santen Pharmaceutical Co. Ltd.	972	44,783
SBI Holdings, Inc.	2,930	18,914
Secom Co. Ltd.	2,656	138,731
Sega Sammy Holdings, Inc.	2,525	47,992
Seiko Epson Corp.	1,706	10,422
Sekisui Chemical Co. Ltd.	5,669	45,762
Sekisui House Ltd.	6,850	68,131
Seven & I Holdings Co. Ltd.	9,531	293,196
Seven Bank Ltd.	6,779	20,706
Sharp Corp.	13,130	32,522
Shikoku Electric Power Co., Inc.	2,164	24,467
Shimadzu Corp.	3,111	21,839
Shimamura Co. Ltd.	290	33,831
Shimano, Inc.	938	68,376
Shimizu Corp.	7,767	26,216
Shin-Etsu Chemical Co. Ltd.	5,192	292,516
Shinsei Bank Ltd.	18,063	23,413
Shionogi & Co. Ltd.	3,775	57,749
Shiseido Co. Ltd.	4,554	62,594
Shizuoka Bank Ltd.	6,933	71,092
Showa Denko KK	17,992	28,632
Showa Shell Sekiyu KK	2,474	13,145
SMC Corp.	681	109,946
Softbank Corp.	11,210	454,615
Sojitz Corp.	16,438	21,307
Sony Corp.	12,709	149,892
Sony Financial Holdings, Inc.	2,285	39,237
Square Enix Holdings Co. Ltd.	833	12,732
Stanley Electric Co. Ltd.	1,891	28,054
Sumco Corp.*	1,523	10,281
Sumitomo Chemical Co. Ltd.	18,847	48,133
Sumitomo Corp.	14,238	192,410
Sumitomo Electric Industries Ltd.	9,541	101,018
Sumitomo Heavy Industries Ltd.	7,264	24,891
Sumitomo Metal Industries Ltd. (b)	42,558	64,230
Sumitomo Metal Mining Co. Ltd.	6,622	83,710
Sumitomo Mitsui Financial Group, Inc.	16,993	532,122
Sumitomo Mitsui Trust Holdings, Inc.	39,407	117,331
Sumitomo Realty & Development Co. Ltd.	4,516	120,087
Sumitomo Rubber Industries, Inc.	2,245	26,708
Suruga Bank Ltd.	2,373	26,952
Suzuken Co. Ltd.	925	30,806
Suzuki Motor Corp.	4,613	89,691
Sysmex Corp.	946	45,588
T&D Holdings, Inc.	7,327	79,457
Taiheiyo Cement Corp.	14,632	31,547
Taisei Corp.	13,479	38,749
Taisho Pharmaceutical Holdings Co. Ltd.	473	38,668
Taiyo Nippon Sanso Corp.	3,441	18,150
Takashimaya Co. Ltd.	3,476	23,911
Takeda Pharmaceutical Co. Ltd.	9,989	460,863
TDK Corp.	1,557	58,068
Teijin Ltd.	12,288	30,121
Terumo Corp.	1,921	82,836
The Bank of Yokohama Ltd.	15,496	73,781
THK Co. Ltd.	1,582	24,323
Tobu Railway Co. Ltd.	12,925	69,668
Toho Co. Ltd.	1,489	27,422
Toho Gas Co. Ltd.	5,378	35,821
Tohoku Electric Power Co., Inc.*	5,944	47,906
Tokio Marine Holdings, Inc.	9,159	234,382
Tokyo Electric Power Co., Inc.*	18,997	31,207
Tokyo Electron Ltd.	2,170	92,598
Tokyo Gas Co. Ltd.	31,134	171,812
Tokyu Corp.	14,385	68,860
Tokyu Land Corp.	5,604	30,063
TonenGeneral Sekiyu KK	3,711	32,243
Toppan Printing Co. Ltd.	7,349	42,725
Toray Industries, Inc.	18,574	110,128
Toshiba Corp.	50,926	163,392
Tosoh Corp.	6,711	12,747
TOTO Ltd.	3,526	25,974
Toyo Seikan Kaisha Ltd.	1,991	21,336
Toyo Suisan Kaisha Ltd.	1,165	29,185
Toyoda Gosei Co. Ltd.	853	17,110
Toyota Boshoku Corp.	862	8,961
Toyota Industries Corp.	2,060	57,766
Toyota Motor Corp.	34,894	1,361,368
Toyota Tsusho Corp.	2,790	59,760
Trend Micro, Inc.	1,382	38,665
Tsumura & Co.	790	24,860
Ube Industries Ltd.	13,255	28,579
Unicharm Corp.	1,439	82,735
Ushio, Inc.	1,375	16,552
USS Co. Ltd.	288	30,493
West Japan Railway Co.	2,150	92,021
Yahoo! Japan Corp.	183	69,823
Yakult Honsha Co. Ltd.	1,270	60,305
Yamada Denki Co. Ltd.	1,079	47,428
Yamaguchi Financial Group, Inc.	2,777	22,524
Yamaha Corp.	2,072	19,252
Yamaha Motor Co. Ltd.	3,675	32,166
Yamato Holdings Co. Ltd.	4,736	75,124
Yamato Kogyo Co. Ltd.	551	16,285
Yamazaki Baking Co. Ltd.	1,393	18,682
Yaskawa Electric Corp.	2,817	18,908
Yokogawa Electric Corp.	2,548	29,496
		26,110,415

Luxembourg - 0.3%
ArcelorMittal	11,847	169,986
Millicom International Cellular SA (SDR)	793	73,593
SES SA (FDR)	3,580	97,418
Tenaris SA	5,973	121,950
		462,947

Netherlands - 4.8%
Aegon NV	21,742	113,073
Akzo Nobel NV	2,968	167,864
ASML Holding NV	5,311	283,991
Corio NV	798	33,945
DE Master Blenders 1753 NV*	7,483	90,196
Delta Lloyd NV	1,344	20,503
European Aeronautic Defence and Space Co. NV	5,194	164,711
Fugro NV (CVA)	875	59,534
Gemalto NV	1,002	88,182
Heineken Holding NV	1,275	61,956
Heineken NV	2,914	173,802
ING Groep NV (CVA)*	48,453	383,058
James Hardie Industries NV (CDI)	5,723	51,719
Koninklijke Ahold NV	13,230	165,795
Koninklijke Boskalis Westminster NV	928	33,563
Koninklijke DSM NV	1,950	97,276
Koninklijke KPN NV	12,676	96,905
Koninklijke Philips Electronics NV	12,763	297,913
Koninklijke Vopak NV	889	62,453
QIAGEN NV*	3,075	56,615
Randstad Holding NV	1,571	52,243
Reed Elsevier NV	8,701	116,400
Royal Dutch Shell plc:
Series A	46,408	1,603,616
Series B	33,667	1,193,769
SBM Offshore NV*	2,251	32,096
TNT Express NV	4,123	43,075
Unilever NV (CVA)	20,607	729,392
Wolters Kluwer NV	3,816	71,778
		6,345,423

New Zealand - 0.1%
Auckland International Airport Ltd.	12,169	26,439
Contact Energy Ltd.*	4,748	20,789
Fletcher Building Ltd.	8,941	51,678
SKYCITY Entertainment Group Ltd.	7,578	23,754
Telecom Corp. of New Zealand Ltd.	24,357	48,071
		170,731

Norway - 0.9%
Aker Solutions ASA	2,159	40,863
DnB ASA	12,362	151,491
Gjensidige Forsikring ASA	2,627	36,409
Norsk Hydro ASA	12,229	57,257
Orkla ASA	9,762	74,093
Seadrill Ltd.	4,452	173,729
StatoilHydro ASA	14,118	364,245
Telenor ASA	9,154	178,368
Yara International ASA	2,365	118,404
		1,194,859

Portugal - 0.2%
Banco Espirito Santo SA*	26,391	19,205
Energias de Portugal SA	24,143	66,489
Galp Energia SGPS SA, B Shares	3,038	49,293
Jeronimo Martins SGPS SA	2,893	48,298
Portugal Telecom SGPS SA	7,938	39,262
		222,547

Singapore - 1.8%
Ascendas Real Estate Investment Trust	24,964	49,061
CapitaLand Ltd.	32,406	84,034
CapitaMall Trust	28,417	46,809
CapitaMalls Asia Ltd.	17,860	24,031
City Developments Ltd.	6,326	60,562
ComfortDelgro Corp. Ltd.	24,714	34,563
Cosco Corp. Singapore Ltd.	13,235	10,415
DBS Group Holdings Ltd.	22,966	269,494
Fraser and Neave Ltd.	11,672	84,520
Global Logistic Properties Ltd.	26,164	53,553
Golden Agri-Resources Ltd.	87,693	47,197
Hutchison Port Holdings Trust	68,635	49,760
Jardine Cycle & Carriage Ltd.	1,349	52,913
Keppel Corp. Ltd.	18,087	168,141
Keppel Land Ltd.	9,785	28,326
Neptune Orient Lines Ltd.*	11,884	10,951
Olam International Ltd.	19,248	32,177
Oversea-Chinese Banking Corp. Ltd.	32,647	248,653
SembCorp Industries Ltd.	12,447	57,551
SembCorp Marine Ltd.	10,955	44,399
Singapore Airlines Ltd.	6,830	59,818
Singapore Exchange Ltd.	10,845	61,906
Singapore Press Holdings Ltd.	20,112	66,750
Singapore Technologies Engineering Ltd.	20,072	57,942
Singapore Telecommunications Ltd.	100,833	263,121
StarHub Ltd.	7,894	23,947
United Overseas Bank Ltd.	16,096	257,919
UOL Group Ltd.	6,054	28,288
Wilmar International Ltd.	24,294	64,385
Yangzijiang Shipbuilding Holdings Ltd.	25,200	20,139
		2,361,325

Spain - 2.8%
Abertis Infraestructuras SA	4,638	68,277
Acciona SA	281	16,001
Acerinox SA	1,309	14,686
ACS Actividades de Construccion y Servicios SA	1,859	38,314
Amadeus IT Holding SA	3,963	92,377
Banco Bilbao Vizcaya Argentaria SA	64,611	507,809
Banco de Sabadell SA*	26,255	70,550
Banco Popular Espanol SA	13,553	29,640
Banco Santander SA	124,422	927,023
Bankia SA*	11,378	19,017
CaixaBank:
Common	10,088	37,951
Rights (b)*	10,088	778
Distribuidora Internacional de Alimentacion SA	7,584	41,879
Enagas SA	2,351	46,398
Ferrovial SA	5,103	66,429
Gas Natural SDG SA	4,390	62,171
Grifols SA*	1,819	60,104
Iberdrola SA	49,113	222,774
Inditex SA	2,759	342,771
International Consolidated Airlines Group SA, OTC*	12,185	29,312
Mapfre SA	10,112	27,718
Red Electrica de Espana SA	1,368	64,892
Repsol SA	10,038	194,749
Telefonica SA	50,948	679,603
Zardoya Otis SA	1,927	22,670
		3,683,893

Sweden - 3.1%
Alfa Laval AB	4,245	76,980
Assa Abloy AB, Series B	4,195	136,178
Atlas Copco AB:
Series A	8,494	198,263
Series B	4,936	103,264
Boliden AB	3,460	57,687
Electrolux AB, Series B	3,043	75,059
Elekta AB, Series B	4,784	63,190
Getinge AB, Series B	2,531	76,380
Hennes & Mauritz AB, B Shares	12,010	417,297
Hexagon AB, B Shares	2,995	64,208
Holmen AB, Series B	693	18,940
Husqvarna AB, Series B	5,093	25,986
Industrivarden AB, C Shares	1,546	22,127
Investment AB Kinnevik, Series B	2,601	54,018
Investor AB, Series B	5,762	126,861
Lundin Petroleum AB*	2,815	68,621
Modern Times Group AB, Series B	577	25,487
Nordea Bank AB	33,279	329,106
Ratos AB, Series B	2,516	22,200
Sandvik AB	12,694	172,308
Scania AB, Series B	4,048	74,270
Securitas AB, Series B	4,112	30,854
Skandinaviska Enskilda Banken AB	17,843	149,423
Skanska AB, Series B	4,806	77,786
SKF AB, Series B	4,958	106,970
SSAB AB	2,055	14,603
Svenska Cellulosa AB, Series B	7,319	135,956
Svenska Handelsbanken AB	6,200	232,322
Swedbank AB	10,378	194,991
Swedish Match AB	2,694	108,946
Tele2 AB, Series B	4,020	72,961
Telefonaktiebolaget LM Ericsson, Series B	38,097	347,170
TeliaSonera AB	27,388	197,163
Volvo AB, Series B	17,605	246,878
		4,124,453

Switzerland - 9.0%
ABB Ltd.*	27,818	522,031
Actelion Ltd.*	1,402	70,219
Adecco SA*	1,675	79,759
Aryzta AG*	1,103	52,921
Baloise Holding AG	623	49,012
Banque Cantonale Vaudoise	39	20,226
Barry Callebaut AG*	23	21,348
Compagnie Financiere Richemont SA	6,603	396,180
Credit Suisse Group AG*	14,713	311,947
GAM Holding AG*	2,359	30,742
Geberit AG*	478	103,990
Givaudan SA*	105	99,694
Glencore International plc	48,114	266,306
Holcim Ltd.*	2,896	184,543
Julius Baer Group Ltd.*	2,613	91,177
Kuehne + Nagel International AG	683	77,164
Lindt & Spruengli AG:
Participation Certificate*	11	34,826
Registered Shares*	1	36,117
Lonza Group AG*	660	34,538
Nestle SA	41,746	2,633,551
Novartis AG	29,099	1,781,540
Pargesa Holding SA	354	23,462
Partners Group Holding AG	175	36,434
Roche Holding AG	8,887	1,661,113
Schindler Holding AG:
Participation Certificates	614	75,509
Registered Shares	282	34,830
SGS SA	69	141,817
Sika AG	26	53,051
Sonova Holding AG*	621	62,794
STMicroelectronics NV	8,372	45,133
Straumann Holding AG	102	13,575
Sulzer AG	315	45,910
Swatch Group AG:
Bearer Shares	390	155,668
Registered Shares	570	39,627
Swiss Life Holding AG*	400	47,617
Swiss Prime Site AG*	607	50,174
Swiss Re AG*	4,455	286,494
Swisscom AG	294	118,226
Syngenta AG	1,196	447,228
Transocean Ltd.	4,433	197,834
UBS AG*	46,039	560,794
Xstrata plc*	26,253	405,514
Zurich Insurance Group AG*	1,864	464,414
		11,865,049

United Kingdom - 20.1%
3i Group plc	12,753	45,816
Aberdeen Asset Management plc	10,861	54,508
Admiral Group plc	2,667	45,304
Aggreko plc	3,379	126,082
AMEC plc	4,192	77,499
Anglo American plc	17,566	514,892
Antofagasta plc	4,988	101,549
ARM Holdings plc	17,404	161,438
Associated British Foods plc	4,506	93,698
AstraZeneca plc	16,149	769,824
Aviva plc	36,761	188,998
Babcock International Group plc	4,543	67,938
BAE Systems plc	40,950	214,763
Balfour Beatty plc	9,028	44,231
Barclays plc	146,638	508,241
BG Group plc	42,961	866,308
BHP Billiton plc	26,718	829,703
BP plc	240,088	1,690,608
British American Tobacco plc	24,905	1,277,420
British Land Co. plc	10,818	91,097
British Sky Broadcasting Group plc	14,144	169,645
BT Group plc	98,438	366,352
Bunzl plc	4,183	74,835
Burberry Group plc	5,550	89,622
Capita plc	8,270	103,327
Capital Shopping Centres Group plc	7,345	38,770
Carnival plc	2,291	84,376
Centrica plc	65,449	346,099
Cobham plc	14,167	50,668
Compass Group plc	23,952	264,100
Croda International plc	1,711	66,934
Diageo plc	31,660	888,431
Eurasian Natural Resources Corp.	3,382	16,842
Evraz plc	4,388	17,456
Fresnillo plc	2,268	67,796
G4S plc	17,845	76,489
GKN plc	19,648	68,083
GlaxoSmithKline plc	63,868	1,470,780
Hammerson plc	8,999	65,473
HSBC Holdings plc	227,766	2,106,488
ICAP plc	7,239	37,498
IMI plc	4,061	58,961
Imperial Tobacco Group plc	12,659	468,061
Inmarsat plc	5,884	56,003
Intercontinental Hotels Group plc	3,682	96,225
Intertek Group plc	2,026	89,553
Invensys plc	10,667	40,284
Investec plc	7,055	43,521
ITV plc	46,739	66,653
J Sainsbury plc	15,440	86,555
Johnson Matthey plc	2,587	100,698
Kazakhmys plc	2,791	31,179
Kingfisher plc	29,969	127,730
Land Securities Group plc	9,857	121,088
Legal & General Group plc	74,290	158,075
Lloyds TSB Group plc*	522,775	327,469
London Stock Exchange Group plc	2,229	33,909
Lonmin plc	2,129	19,147
Man Group plc	24,268	32,239
Marks & Spencer Group plc	20,293	116,804
Meggitt plc	9,851	62,756
Melrose plc	15,781	61,659
National Grid plc	45,105	496,974
Next plc	2,128	118,435
Old Mutual plc	61,569	168,750
Pearson plc	10,322	201,483
Petrofac Ltd.	3,281	84,422
Prudential plc	32,234	416,779
Randgold Resources Ltd.	1,102	135,375
Reckitt Benckiser Group plc	8,343	479,811
Reed Elsevier plc	15,398	147,053
Resolution Ltd.	17,409	60,971
Rexam plc	11,095	77,840
Rio Tinto plc	17,033	792,730
Rolls-Royce Holdings plc*	23,684	322,085
Royal Bank of Scotland Group plc*	26,246	108,814
RSA Insurance Group plc	44,672	79,632
SABMiller plc	12,082	530,147
Sage Group plc	16,507	83,456
Schroders plc	1,484	36,341
Segro plc	9,741	35,640
Serco Group plc	6,299	58,937
Severn Trent plc	3,005	81,392
Shire plc	7,116	208,239
Smith & Nephew plc	11,333	124,960
Smiths Group plc	4,966	83,076
SSE plc	11,871	266,572
Standard Chartered plc	30,159	681,135
Standard Life plc	29,776	130,990
Subsea 7 SA	3,560	82,098
Tate & Lyle plc	5,902	63,363
Tesco plc	101,609	544,200
The Weir Group plc	2,673	76,238
TUI Travel plc	5,657	21,364
Tullow Oil plc	11,448	253,010
Unilever plc	16,236	589,842
United Utilities Group plc	8,625	99,623
Vedanta Resources plc	1,344	22,310
Vodafone Group plc	623,598	1,768,024
Whitbread plc	2,250	82,322
William Morrison Supermarkets plc	30,122	138,587
Wolseley plc	3,605	153,648
WPP plc	15,943	216,427
		26,561,645

Total Equity Securities (Cost $124,215,895)		129,754,164

EXCHANGE TRADED FUNDS - 1.2%
iShares MSCI EAFE Index Fund	30,334	1,607,702

Total Exchange Traded Funds (Cost $1,529,940)		1,607,702

TIME DEPOSIT - 0.2%	PRINCIPAL AMOUNT
State Street Bank Time Deposit, 0.113%, 10/1/12	$201,275	201,275

Total Time Deposit (Cost $201,275)		201,275

TOTAL INVESTMENTS (Cost $125,947,110) - 99.6%		131,563,141
Other assets and liabilities, net - 0.4%		523,325
NET ASSETS - 100%		$132,086,466

(b) This security was valued by the Board of Directors. See Note A.

* Non-income producing security.

Abbreviations:
CDI: CHESS Depositary Receipts
CVA: Certificaten Van Aandelen
FDR: Fiduciary Depositary Receipts
plc: Public Limited Company
REIT: Real Estate Investment Trust
SDR: Swedish Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT VP NASDAQ 100 INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2012

EQUITY SECURITIES - 92.8%	SHARES	VALUE
Air Freight & Logistics - 0.5%
C.H. Robinson Worldwide, Inc.	3,128	$183,144
Expeditors International of Washington, Inc.	4,080	148,349
		331,493

Beverages - 0.3%
Monster Beverage Corp.*	3,424	185,444

Biotechnology - 6.4%
Alexion Pharmaceuticals, Inc.*	3,749	428,886
Amgen, Inc.	14,963	1,261,680
Biogen Idec, Inc.*	4,591	685,115
Celgene Corp.*	8,374	639,774
Gilead Sciences, Inc.*	14,679	973,658
Vertex Pharmaceuticals, Inc.*	4,189	234,374
		4,223,487

Chemicals - 0.3%
Sigma-Aldrich Corp.	2,343	168,626

Commercial Services & Supplies - 0.2%
Stericycle, Inc.*	1,662	150,444

Communications Equipment - 6.5%
Cisco Systems, Inc.	103,999	1,985,341
F5 Networks, Inc.*	1,525	159,667
QUALCOMM, Inc.	33,068	2,066,419
Research In Motion Ltd.*	9,879	74,093
		4,285,520

Computers & Peripherals - 19.8%
Apple, Inc.	18,202	12,145,466
Dell, Inc.	33,581	331,109
NetApp, Inc.*	7,054	231,936
SanDisk Corp.*	4,681	203,296
Seagate Technology plc	7,799	241,769
		13,153,576

Diversified Consumer Services - 0.1%
Apollo Group, Inc.*	2,192	63,678

Electronic Equipment & Instruments - 0.1%
Flextronics International Ltd.*	12,960	77,760

Food & Staples Retailing - 1.8%
Costco Wholesale Corp.	8,393	840,349
Whole Foods Market, Inc.	3,585	349,179
		1,189,528

Food Products - 2.3%
Green Mountain Coffee Roasters, Inc.*	3,043	72,271
Kraft Foods, Inc.*	34,445	1,424,301
		1,496,572

Health Care Equipment & Supplies - 0.7%
DENTSPLY International, Inc.	2,723	103,855
Intuitive Surgical, Inc.*	775	384,113
		487,968

Health Care Providers & Services - 1.7%
Express Scripts Holding Co.*	15,740	986,426
Henry Schein, Inc.*	1,727	136,899
		1,123,325

Health Care Technology - 0.4%
Cerner Corp.*	3,323	257,233

Hotels, Restaurants & Leisure - 1.5%
Starbucks Corp.	14,754	748,766
Wynn Resorts Ltd.	1,951	225,223
		973,989

Household Durables - 0.2%
Garmin Ltd.	3,784	157,944

Internet & Catalog Retail - 4.8%
Amazon.com, Inc.*	8,776	2,231,912
Expedia, Inc.	2,386	138,006
Liberty Media Corp. - Interactive*	10,000	185,000
Liberty Ventures, Rights*	1	14
Netflix, Inc.*	1,089	59,285
priceline.com, Inc.*	968	598,931
		3,213,148

Internet Software & Services - 9.5%
Akamai Technologies, Inc.*	3,442	131,691
Baidu, Inc. (ADR)*	5,321	621,599
eBay, Inc.*	25,015	1,210,976
Google, Inc.*	5,085	3,836,633
VeriSign, Inc.*	3,035	147,774
Yahoo!, Inc.*	22,985	367,185
		6,315,858

IT Services - 2.2%
Automatic Data Processing, Inc.	9,392	550,935
Cognizant Technology Solutions Corp.*	5,797	405,326
Fiserv, Inc.*	2,622	194,107
Infosys Ltd. (ADR)	1,445	70,140
Paychex, Inc.	7,044	234,495
		1,455,003

Leisure Equipment & Products - 0.4%
Mattel, Inc.	6,618	234,807

Life Sciences - Tools & Services - 0.2%
Life Technologies Corp.*	3,429	167,610

Machinery - 0.4%
PACCAR, Inc.	6,852	274,251

Media - 5.5%
Comcast Corp.	41,063	1,468,824
DIRECTV*	12,190	639,487
News Corp.	30,464	747,282
Sirius XM Radio, Inc.*	74,419	193,489
Viacom, Inc., Class B	8,998	482,203
Virgin Media, Inc.	5,218	153,618
		3,684,903

Metals & Mining - 0.2%
Randgold Resources Ltd. (ADR)	1,045	128,535

Multiline Retail - 0.5%
Dollar Tree, Inc.*	4,456	215,113
Sears Holdings Corp.*	2,045	113,477
		328,590

Pharmaceuticals - 0.7%
Mylan, Inc.*	7,884	192,370
Perrigo Co.	1,815	210,848
Warner Chilcott plc	4,900	66,150
		469,368

Semiconductors & Semiconductor Equipment - 7.6%
Altera Corp.	6,198	210,639
Applied Materials, Inc.	24,036	268,362
Avago Technologies Ltd.	4,753	165,713
Broadcom Corp.*	9,842	340,336
Intel Corp.	97,128	2,202,863
KLA-Tencor Corp.	3,214	153,324
Lam Research Corp.*	3,539	112,487
Linear Technology Corp.	4,470	142,370
Marvell Technology Group Ltd.	11,003	100,677
Maxim Integrated Products, Inc.	5,667	150,856
Microchip Technology, Inc.	3,775	123,594
Micron Technology, Inc.*	19,754	118,228
NVIDIA Corp.*	12,022	160,373
Texas Instruments, Inc.	22,088	608,524
Xilinx, Inc.	5,071	169,422
		5,027,768

Software - 15.3%
Activision Blizzard, Inc.	21,552	243,107
Adobe Systems, Inc.*	9,527	309,246
Autodesk, Inc.*	4,461	148,864
BMC Software, Inc.*	3,095	128,412
CA, Inc.	9,064	233,534
Check Point Software Technologies Ltd.*	3,982	191,773
Citrix Systems, Inc.*	3,629	277,872
Electronic Arts, Inc.*	6,249	79,300
Intuit, Inc.	5,702	335,734
Microsoft Corp.	162,730	4,846,099
Nuance Communications, Inc.*	5,976	148,743
Oracle Corp.	94,820	2,985,882
Symantec Corp.*	13,621	245,178
		10,173,744

Specialty Retail - 1.4%
Bed Bath & Beyond, Inc.*	4,507	283,941
O'Reilly Automotive, Inc.*	2,309	193,079
Ross Stores, Inc.	4,379	282,883
Staples, Inc.	13,233	152,444
		912,347

Textiles, Apparel & Luxury Goods - 0.1%
Fossil, Inc.*	1,182	100,115

Trading Companies & Distributors - 0.4%
Fastenal Co.	5,750	247,193

Wireless Telecommunication Services - 0.8%
Vodafone Group plc (ADR)	18,446	525,619

Total Equity Securities (Cost $42,703,281)		61,585,446

EXCHANGE TRADED FUNDS - 2.1%
Powershares QQQ Trust, Series 1	20,900	1,433,322

Total Exchange Traded Funds (Cost $1,407,256)		1,433,322

TIME DEPOSIT - 4.9%	PRINCIPAL AMOUNT
State Street Bank Time Deposit, 0.113%, 10/1/12	$3,231,121	3,231,121

Total Time Deposit (Cost $3,231,121)		3,231,121

U.S. TREASURY OBLIGATIONS - 0.3%
United States Treasury Bills, 0.135%, 5/2/13^	200,000	199,840

Total U.S. Treasury Obligations (Cost $199,840)		199,840

TOTAL INVESTMENTS (Cost $47,541,498) - 100.1%		66,449,729
Other assets and liabilities, net - (0.1%)		(81,886)
NET ASSETS - 100%		$66,367,843

FUTURES	NUMBER OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Purchased:
E-Mini NASDAQ 100 Index^	61	12/12	3,406,240	($65,026)

^ Futures collateralized by $200,000 par value of U.S. Treasury Bills.

* Non-income producing security.

Abbreviations:
ADR: American Depositary Receipts
plc: Public Limited Company

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT VP BARCLAYS CAPITAL AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2012

ASSET-BACKED SECURITIES - 0.1%	PRINCIPAL AMOUNT	VALUE
Citibank Omni Master Trust, 4.90%, 11/15/18 (e)	$100,000	$109,001
RASC Trust, STEP, 4.61% to 3/25/13, 5.11% thereafter to 6/25/33 (r)	72,433	41,468

Total Asset-Backed Securities (Cost $179,161)		150,469

COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.4%
Banc of America Commercial Mortgage Trust, 5.803%, 4/10/49 (r)	550,000	640,152
DBUBS Mortgage Trust:
3.386%, 7/10/44 (e)	500,000	541,393
3.742%, 11/10/46 (e)	918,487	998,483
Morgan Stanley Capital I Trust, 3.476%, 6/15/44 (e)	500,000	543,732

Total Commercial Mortgage-Backed Securities (Cost $2,437,466)		2,723,760

CORPORATE BONDS - 20.1%
Alcoa, Inc.:
5.72%, 2/23/19	149,000	159,954
6.15%, 8/15/20	500,000	551,783
American Express Credit Corp., 2.75%, 9/15/15	200,000	210,699
American Honda Finance Corp., 1.50%, 9/11/17 (e)	900,000	903,763
Amgen, Inc., 4.10%, 6/15/21	700,000	762,077
Apache Corp., 5.625%, 1/15/17	100,000	119,148
AstraZeneca plc, 6.45%, 9/15/37	350,000	478,673
Australia & New Zealand Banking Group Ltd., 4.875%, 1/12/21 (e)	800,000	919,664
Bank of America Corp.:
7.375%, 5/15/14	100,000	109,465
3.75%, 7/12/16	700,000	742,685
5.65%, 5/1/18	250,000	285,044
BB&T Corp., 5.20%, 12/23/15	405,000	453,205
BorgWarner, Inc., 5.75%, 11/1/16	500,000	570,703
BP Capital Markets plc:
3.625%, 5/8/14	200,000	209,733
4.50%, 10/1/20	400,000	464,339
CA, Inc., 5.375%, 12/1/19	100,000	114,595
Camden Property Trust, 5.875%, 11/30/12	100,000	100,850
Cigna Corp., 4.00%, 2/15/22	300,000	323,352
Cintas Corp. No 2, 3.25%, 6/1/22	200,000	204,288
Citigroup, Inc.:
4.587%, 12/15/15	250,000	271,257
6.125%, 5/15/18	200,000	236,763
4.50%, 1/14/22	250,000	274,496
Colonial Pipeline Co., 6.58%, 8/28/32 (e)	100,000	127,682
Connecticut Light & Power Co., 5.65%, 5/1/18	200,000	239,371
Deere & Co., 6.55%, 10/1/28	250,000	334,856
DIRECTV Holdings LLC, 5.20%, 3/15/20	1,000,000	1,136,803
Discovery Communications LLC, 5.05%, 6/1/20	200,000	233,122
Emerson Electric Co., 4.75%, 10/15/15	200,000	222,620
Enbridge Energy Partners LP, 5.20%, 3/15/20	200,000	228,646
Energizer Holdings, Inc., 4.70%, 5/19/21	700,000	741,348
Energy Transfer Partners LP, 4.65%, 6/1/21	1,000,000	1,075,410
Ensco plc, 4.70%, 3/15/21	700,000	790,628
EOG Resources, Inc., 2.625%, 3/15/23	750,000	758,083
Florida Gas Transmission Co. LLC, 3.875%, 7/15/22 (e)	600,000	625,156
Ford Motor Credit Co. LLC, 3.00%, 6/12/17	1,000,000	1,017,892
GATX Corp., 4.85%, 6/1/21	700,000	741,212
General Dynamics Corp., 3.875%, 7/15/21	500,000	566,246
General Electric Capital Corp., 3.75%, 11/14/14	250,000	264,993
Goldman Sachs Group, Inc.:
5.35%, 1/15/16	200,000	220,968
5.375%, 3/15/20	150,000	167,395
GTE Corp., 6.94%, 4/15/28	80,000	104,114
Harley-Davidson Financial Services, Inc., 3.875%, 3/15/16 (e)	1,200,000	1,286,587
Health Care REIT, Inc., 5.25%, 1/15/22	800,000	900,850
John Deere Capital Corp., 1.20%, 10/10/17	250,000	251,192
JPMorgan Chase & Co.:
3.15%, 7/5/16	700,000	740,382
4.35%, 8/15/21	1,000,000	1,102,178
4.50%, 1/24/22	400,000	443,700
Kellogg Co., 3.125%, 5/17/22	500,000	526,264
Kimco Realty Corp., 4.30%, 2/1/18	300,000	327,836
Kinder Morgan Energy Partners LP, 3.50%, 3/1/16	600,000	643,233
L-3 Communications Corp.:
5.20%, 10/15/19	200,000	225,186
4.75%, 7/15/20	800,000	883,234
Lockheed Martin Corp.:
5.72%, 6/1/40	154,000	188,710
4.85%, 9/15/41	1,000,000	1,132,670
McCormick & Company, Inc., 3.90%, 7/15/21	500,000	554,017
MDC Holdings, Inc., 5.625%, 2/1/20	200,000	218,764
Metropolitan Life Global Funding I, 5.125%, 4/10/13 (e)	100,000	102,410
Morgan Stanley:
2.875%, 7/28/14	250,000	255,328
5.95%, 12/28/17	250,000	280,811
National City Bank, 4.625%, 5/1/13	500,000	511,276
Northern Trust Corp., 3.45%, 11/4/20	100,000	108,540
Omnicom Group, Inc., 4.45%, 8/15/20	500,000	556,491
Oracle Corp., 5.75%, 4/15/18	250,000	310,236
Pacific Gas & Electric Co., 4.25%, 5/15/21	1,000,000	1,152,712
Pearson Funding Two plc, 4.00%, 5/17/16 (e)	250,000	269,546
Public Service Co. of Colorado, 2.25%, 9/15/22	250,000	250,287
Public Service Electric & Gas Co., 3.95%, 5/1/42	1,000,000	1,054,722
Rio Tinto Finance USA Ltd.:
2.25%, 9/20/16	400,000	414,600
3.75%, 9/20/21	400,000	426,112
TCI Communications, Inc., 8.75%, 8/1/15	100,000	120,902
Teck Resources Ltd., 4.75%, 1/15/22	400,000	428,274
The Coca-Cola Co., 5.35%, 11/15/17	100,000	121,077
Thermo Fisher Scientific, Inc., 3.60%, 8/15/21	500,000	535,000
Time Warner Cable, Inc., 5.00%, 2/1/20	100,000	115,937
Time Warner, Inc., 4.875%, 3/15/20	100,000	115,485
Toyota Motor Credit Corp., 3.30%, 1/12/22	500,000	542,102
United Parcel Service, Inc., 6.20%, 1/15/38	250,000	353,817
US Bank, 4.95%, 10/30/14	100,000	108,523
Verizon Communications, Inc., 4.35%, 2/15/13	100,000	101,455
VF Corp., 3.50%, 9/1/21	400,000	429,785
Wal-Mart Stores, Inc., 6.50%, 8/15/37	250,000	358,161
WellPoint, Inc., 3.70%, 8/15/21	800,000	836,855
Wells Fargo & Co., 3.50%, 3/8/22	1,000,000	1,066,457
Williams Partners LP, 3.80%, 2/15/15	100,000	106,029
Yum! Brands, Inc., 3.75%, 11/1/21	1,000,000	1,075,490

Total Corporate Bonds (Cost $36,239,972)		39,596,304

SOVEREIGN GOVERNMENT BONDS - 0.1%
Province of New Brunswick Canada, 6.75%, 8/15/13	100,000	105,440

Total Sovereign Government Bonds (Cost $101,860)		105,440

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 10.2%
Fannie Mae:
2.625%, 11/20/14	600,000	629,942
2.375%, 7/28/15	1,000,000	1,055,530
4.875%, 12/15/16	1,000,000	1,175,484
6.25%, 5/15/29	600,000	879,230
Federal Home Loan Bank:
1.875%, 6/21/13	1,400,000	1,417,015
4.875%, 5/17/17	1,000,000	1,192,504
Freddie Mac:
5.25%, 4/18/16	1,000,000	1,166,852
2.00%, 8/25/16	700,000	738,410
5.00%, 2/16/17	1,000,000	1,188,042
5.125%, 11/17/17	1,000,000	1,214,840
4.875%, 6/13/18	4,000,000	4,870,508
3.75%, 3/27/19	2,700,000	3,146,448
2.375%, 1/13/22	1,400,000	1,468,656

Total U.S. Government Agencies and Instrumentalities (Cost $18,726,234)		20,143,461

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 30.5%
Fannie Mae:
5.00%, 12/1/16	217,961	237,869
5.00%, 11/1/17	40,532	44,196
5.50%, 8/1/18	141,689	154,122
4.61%, 12/1/19	481,571	518,704
5.00%, 6/1/20	52,385	56,747
6.50%, 4/1/23	53,483	59,608
3.50%, 5/1/26	1,411,399	1,503,266
4.50%, 5/1/31	1,182,943	1,288,550
6.50%, 8/1/32	132,174	150,515
5.50%, 7/1/33	186,390	206,845
5.50%, 7/1/33	317,290	361,331
6.00%, 8/1/33	68,296	77,156
5.50%, 11/1/33	203,472	225,801
5.50%, 3/1/34	416,543	459,913
6.00%, 6/1/34	224,722	253,780
5.00%, 7/1/34	442,433	483,536
5.00%, 10/1/34	336,590	367,859
5.50%, 3/1/35	572,633	632,254
5.50%, 6/1/35	444,031	496,299
5.50%, 9/1/35	282,169	311,195
5.50%, 2/1/36	151,534	167,122
5.50%, 4/1/36	944,136	1,022,965
5.00%, 7/1/36	1,776,364	1,952,060
6.50%, 9/1/36	522,392	594,885
5.50%, 11/1/36	216,023	237,165
6.00%, 5/1/38	297,543	328,673
5.50%, 6/1/38	358,984	395,990
5.714%, 9/1/38 (r)	977,569	1,053,437
4.00%, 3/1/39	518,526	559,210
4.50%, 5/1/40	1,317,395	1,465,470
4.50%, 7/1/40	851,637	924,739
4.50%, 10/1/40	2,557,812	2,777,367
3.50%, 2/1/41	1,330,844	1,428,638
3.50%, 3/1/41	1,425,126	1,529,847
4.00%, 3/1/41	829,792	895,416
4.00%, 7/1/42	1,236,473	1,343,146
Freddie Mac:
4.50%, 9/1/18	150,731	165,669
5.00%, 11/1/20	168,137	182,121
4.00%, 3/1/25	1,697,718	1,806,857
3.50%, 11/1/25	1,293,372	1,369,675
3.50%, 7/1/26	945,437	1,001,214
5.00%, 2/1/33	518,647	567,524
5.00%, 4/1/35	216,745	235,953
5.00%, 12/1/35	534,024	581,347
6.00%, 8/1/36	198,341	218,348
6.50%, 10/1/37	166,417	184,853
5.00%, 7/1/39	566,329	622,886
4.00%, 11/1/39	1,290,557	1,387,939
4.50%, 1/1/40	695,323	747,968
5.00%, 1/1/40	1,996,070	2,208,509
4.50%, 4/1/40	1,527,350	1,642,992
6.00%, 4/1/40	469,641	516,280
4.50%, 5/1/40	572,831	634,461
4.50%, 5/1/40	1,199,203	1,293,372
4.00%, 2/1/41	804,935	866,177
4.50%, 6/1/41	969,151	1,048,586
3.50%, 10/1/41	1,639,772	1,759,553
3.50%, 7/1/42	1,688,320	1,813,757
Ginnie Mae:
4.50%, 7/20/33	626,343	697,338
5.50%, 7/20/34	297,758	334,136
6.00%, 11/20/37	487,186	550,759
5.00%, 12/15/38	1,389,911	1,532,656
5.00%, 5/15/39	1,102,234	1,237,479
4.50%, 10/15/39	852,860	941,043
5.00%, 10/15/39	1,147,893	1,288,740
4.50%, 8/15/40	1,831,104	2,032,402
4.00%, 12/20/40	1,720,453	1,930,057
4.00%, 11/20/41	1,706,210	1,879,953
4.00%, 8/20/42	1,893,652	2,086,188

Total U.S. Government Agency Mortgage-Backed Securities (Cost $57,458,798)		59,932,468

U.S. TREASURY OBLIGATIONS - 34.6%
United States Treasury Bonds:
8.125%, 5/15/21	1,000,000	1,556,016
8.00%, 11/15/21	1,000,000	1,566,328
6.25%, 8/15/23	1,000,000	1,451,094
5.50%, 8/15/28	1,000,000	1,431,719
5.375%, 2/15/31	1,000,000	1,446,406
4.50%, 2/15/36	1,000,000	1,334,062
4.375%, 11/15/39	1,000,000	1,321,719
3.875%, 8/15/40	1,000,000	1,221,719
4.375%, 5/15/41	1,000,000	1,325,000
3.125%, 11/15/41	1,000,000	1,065,312
3.00%, 5/15/42	1,500,000	1,555,312
United States Treasury Notes:
1.375%, 1/15/13	1,000,000	1,003,594
1.375%, 2/15/13	1,000,000	1,004,609
0.625%, 4/30/13	1,000,000	1,002,695
1.125%, 6/15/13	1,000,000	1,006,641
0.75%, 8/15/13	1,000,000	1,004,922
0.25%, 10/31/13	1,000,000	1,000,547
2.00%, 11/30/13	1,000,000	1,020,781
1.75%, 1/31/14	1,000,000	1,020,352
1.875%, 2/28/14	1,000,000	1,023,320
1.25%, 4/15/14	1,000,000	1,015,586
2.25%, 5/31/14	1,000,000	1,033,359
2.625%, 6/30/14	1,000,000	1,041,523
4.25%, 8/15/14	1,000,000	1,074,570
2.375%, 10/31/14	1,000,000	1,043,828
2.125%, 11/30/14	1,000,000	1,040,078
2.25%, 1/31/15	1,000,000	1,045,938
2.375%, 2/28/15	1,000,000	1,050,312
2.50%, 4/30/15	1,000,000	1,056,875
2.125%, 5/31/15	1,000,000	1,048,359
1.75%, 7/31/15	1,000,000	1,040,625
1.25%, 8/31/15	1,000,000	1,027,188
1.25%, 10/31/15	1,000,000	1,028,047
4.50%, 11/15/15	1,000,000	1,128,984
2.00%, 1/31/16	1,000,000	1,054,453
2.375%, 3/31/16	1,000,000	1,068,984
2.00%, 4/30/16	1,000,000	1,056,953
1.50%, 7/31/16	1,000,000	1,040,234
4.875%, 8/15/16	1,000,000	1,169,766
2.75%, 11/30/16	1,000,000	1,093,125
0.875%, 1/31/17	1,000,000	1,015,312
3.00%, 2/28/17	1,000,000	1,107,500
4.50%, 5/15/17	1,000,000	1,179,453
2.375%, 7/31/17	1,000,000	1,084,688
1.875%, 9/30/17	1,000,000	1,061,172
4.25%, 11/15/17	1,000,000	1,180,703
3.50%, 2/15/18	1,000,000	1,146,953
2.375%, 5/31/18	1,000,000	1,088,828
4.00%, 8/15/18	1,000,000	1,185,391
3.75%, 11/15/18	1,000,000	1,173,750
3.125%, 5/15/19	1,000,000	1,140,000
3.625%, 8/15/19	1,000,000	1,174,531
3.375%, 11/15/19	1,000,000	1,159,375
3.625%, 2/15/20	1,000,000	1,178,438
2.625%, 8/15/20	1,000,000	1,105,547
2.625%, 11/15/20	1,000,000	1,104,062
3.625%, 2/15/21	1,000,000	1,183,828
3.125%, 5/15/21	1,000,000	1,143,125
2.125%, 8/15/21	1,000,000	1,057,812
1.75%, 5/15/22	1,000,000	1,014,062

Total U.S. Treasury Obligations (Cost $64,197,932)		68,005,465

TIME DEPOSIT - 0.7%
State Street Bank Time Deposit, 0.113%, 10/1/12	1,345,322	1,345,322

Total Time Deposit (Cost $1,345,322)		1,345,322

EXCHANGE TRADED FUNDS - 2.2%	SHARES
Vanguard Total Bond Market ETF	52,000	4,427,800

Total Exchange Traded Funds (Cost $4,402,022)		4,427,800

TOTAL INVESTMENTS (Cost $185,088,767) - 99.9%		196,430,489
Other assets and liabilities, net - 0.1%		218,455
NET ASSETS - 100%		$196,648,944

(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

Abbreviations:
ETF: Exchange-traded fund
LLC: Limited Liability Corporation
LP: Limited Partnership
plc: Public Limited Company
REIT: Real Estate Investment Trust
STEP: Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

NOTE A – SIGNIFICANT ACCOUNTING POLICIES

General: Calvert Variable Products, Inc.  (the "Fund") is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund is comprised of nine separate portfolios. The Calvert VP SRI Large Cap Value, Calvert VP Inflation Protected Plus, Calvert VP S&P 500 Index, Calvert VP Barclays Capital Aggregate Bond Index, Calvert VP S&P MidCap 400 Index, Calvert VP Russell 2000 Small Cap Index, and Calvert VP EAFE International Index Portfolios are registered as diversified portfolios.  The Calvert VP Natural Resources and Calvert VP NASDAQ 100 Index Portfolios are registered as non-diversified portfolios. The operations of each series of the Fund are accounted for separately. The Fund offers its shares, without sales charge, only for purchase by affiliated and unaffiliated insurance companies for allocation to certain of their variable separate accounts.  The Calvert VP SRI Large Cap Value, Calvert VP Natural Resources, Calvert VP Inflation Protected Plus, Calvert VP S&P 500 Index, Calvert VP NASDAQ 100 Index, and Calvert VP Barclays Capital Aggregate Bond Index Portfolios offer only one class of shares.  The Calvert VP S&P MidCap 400 Index, Calvert VP Russell 2000 Small Cap Index, and Calvert VP EAFE International Index Portfolios offer both Class I and Class F shares.  Class F shares are subject to Distribution Plan expenses, while Class I shares are not.  Each class has different: (a) dividend rates, due to differences in Distribution Plan expenses and other class-specific expenses, (b) exchange privileges; and (c) class-specific voting rights.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (“the Board”) to value its investments wherever possible.  Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.

The Board has adopted Valuation Procedures (the “Procedures”) to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced.   The Board has delegated the day-to-day responsibility for determining the value of assets of the Fund to Calvert Investment Management, Inc. (the “Advisor” or “Calvert”) and has provided these Procedures to govern Calvert in its valuation duties.

Calvert has chartered an internal Valuation Committee to oversee the implementation of these Procedures and to assist it in carrying out the valuation responsibilities that the Board has delegated.

The Valuation Committee meets on a regular basis to review illiquid securities and other investments which may not have readily available market prices.   The Valuation Committee's fair valuation determinations are subject to review, approval, and ratification by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

The Valuation Committee utilizes various methods to measure the fair value of the Fund’s investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period.  Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are categorized as Level 2 in the hierarchy.  Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which foreign securities are traded, and before the close of business of the Fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account.  The EAFE International Index Portfolio has retained a third party fair value pricing service to quantitatively analyze the price movement of its holdings on foreign exchanges and to automatically fair value if the variation from the prior day’s closing price exceeds specified parameters.  Such securities would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing this technique may result in transfers between Level 1 and Level 2.  For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and such securities are categorized as Level 3 in the hierarchy.

Exchange traded funds and notes are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, sovereign government bonds, and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and such securities are generally categorized as Level 2 in the hierarchy. For asset backed securities, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Short-term securities of sufficient credit quality with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Advisor, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by the Valuation Committee.

The Valuation Committee considers a number of factors, including significant unobservable valuation inputs when arriving at fair value. It considers all significant facts that are reasonably available, and relevant to the determination of fair value.

The Valuation Committee primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment.  When more appropriate, the Fund may employ an income-based or cost approach.  An income-based valuation approach discounts anticipated future cash flows of the investment to calculate a present amount (discounted).  The measurement is based on the value indicated by current market expectations about those future amounts.  Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments.  A cost based approach is based on the amount that currently would be required to replace the service capacity of an asset (current replacement cost).  From the seller’s perspective, the price that would be received for the asset is determined based on the cost to a buyer to acquire or construct a substitute asset of comparable utility, adjusted for obsolescence.

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.  The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.

Securities valued at the following amounts were fair valued in good faith under the direction of the Board as of September 30, 2012:

	Market Value	% of Net Assets
Calvert VP S&P MidCap 400 Index	$252,122	0.1%
Calvert VP Russell 2000 Small Cap Index	$141,192	0.1%
Calvert VP EAFE International Index	$74,865	0.1%

The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2012:

Calvert VP SRI Large Cap Value	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$129,022,120	-	-	$129,022,120
Other debt obligations	-	$2,735,759	-	2,735,759
TOTAL	$129,022,120	$2,735,759	-	$131,757,879

* For further breakdown of Equity securities by industry type, please refer to the Schedule of Investments.

Calvert VP Natural Resources	Valuation Inputs
Investments in Securities *	Level 1	Level 2	Level 3	Total
Exchange traded products	$55,471,730	-	-	$55,471,730
Other debt obligations	-	$542,503		542,503
TOTAL	$55,471,730	$542,503	-	$56,014,233

* For a complete listing of investments, please refer to the Schedule of Investments.

Calvert VP Inflation Protected Plus	Valuation Inputs
Investments in Securities *	Level 1	Level 2	Level 3	Total
U.S. government obligations	-	$47,733,167	-	$47,733,167
Corporate debt	-	42,027,343	-	42,027,343
Other debt obligations	-	370,594	-	370,594
TOTAL	-	$90,131,104	-	$90,131,104

* For a complete listing of investments, please refer to the Schedule of Investments.

Calvert VP S&P 500 Index	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$280,756,698	-	-	$280,756,698
Exchange traded funds	3,152,067	-	-	3,152,067
U.S. government obligations	-	$499,601	-	499,601
Other debt obligations	-	3,680,863	-	3,680,863
TOTAL	$283,908,765	$4,180,464	-	$288,089,229

Other financial instruments**	($58,435)	-	-	($58,435)

* For further breakdown of Equity securities by industry type, please refer to the Schedule of Investments.

** Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, which are valued at the unrealized appreciation/ depreciation on the instrument.

Calvert VP NASDAQ 100 Index	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$61,585,446	-	-	$61,585,446
Exchange traded funds	1,433,322	-	-	1,433,322
U.S. government obligations	-	$199,840	-	199,840
Other debt obligations	-	3,231,121	-	3,231,121
TOTAL	$63,018,768	$3,430,961	-	$66,449,729

Other financial instruments**	($65,026)	-	-	($65,026)

* For further breakdown of Equity securities by industry type, please refer to the Schedule of Investments.

** Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, which are valued at the unrealized appreciation/ depreciation on the instrument.

Calvert VP Barclays Capital Aggregate Bond Index	Valuation Inputs
Investments in Securities *	Level 1	Level 2	Level 3	Total
Asset-backed securities	-	$150,469	-	$150,469
Commercial mortgage-backed securities	-	2,723,760	-	2,723,760
Corporate bonds	-	39,596,304	-	39,596,304
Exchange traded funds	$4,427,800	-	-	4,427,800
Other debt obligations	-	1,450,762	-	1,450,762
U.S. government obligations	-	148,081,394	-	148,081,394
TOTAL	$4,427,800	$192,002,689	-	$196,430,489

* For a complete listing of investments, please refer to the Schedule of Investments.

Calvert VP S&P Midcap 400 Index	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$183,704,719	-	$10	$183,704,729
U.S. government obligations	-	$499,601	-	499,601
Exchange traded funds	3,328,520	-	-	3,328,520
Other debt obligations	-	2,641,788	-	2,641,788
TOTAL	$187,033,239	$3,141,389	$10***	$190,174,638

Other financial instruments**	($82,460)	-	-	($82,460)

* For further breakdown of Equity securities by industry type, please refer to the Schedule of Investments.

** Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, which are valued at the unrealized appreciation/ depreciation on the instrument.

*** Level 3 securities represent 0.0% of net assets.

Calvert VP Russell 2000 Small Cap Index	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$107,112,025	-	$16	$107,112,041
U.S. government obligations	-	$399,681	-	399,681
Exchanged traded funds	4,381,650	-	-	4,381,650
Closed-end funds	13,429	-	-	13,429
Other debt obligations	-	3,576,665	-	3,590,094
TOTAL	$111,507,104	$3,976,346	$16***	$115,483,466

Other financial instruments**	($81,634)	-	-	($81,634)

* For further breakdown of Equity securities by industry type, please refer to the Schedule of Investments.

** Other financial instruments are derivative instruments not reflected in Schedule of Investments, such as futures, which are valued at the unrealized appreciation/ depreciation on the instrument.

*** Level 3 securities represent 0.0% of net assets.

Calvert VP EAFE International Index	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$129,754,164	-	-	$129,754,164
Exchange traded funds	1,607,702	-	-	1,607,702
Other debt obligations	-	201,275	-	201,275
TOTAL	$131,361,866	$201,275	-	$131,563,141

* For further breakdown of Equity securities by country, please refer to the Schedule of Investments.

Futures Contracts: The Portfolios may purchase and sell futures contracts, but only when, in the judgment of the Advisor, such a position acts as a hedge.  The Portfolios may not enter into futures contracts for the purpose of speculation or leverage.  These futures contracts may include, but are not limited to, market index futures contracts and futures contracts based on U.S. Government obligations.  The Portfolios are subject to market risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives.  The Portfolios may use futures contracts to hedge against changes in the value of securities, interest rates or foreign currencies.  The Portfolios may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Portfolio. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Portfolios’ ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms.  Futures contracts are designed by boards of trade which are designated “contracts markets” by the Commodities Futures Trading Commission.  Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange and the boards of trade, through their clearing corporations, guarantee the futures contracts against default.  As a result, there is minimal counterparty credit risk to the Portfolios.  During the period, futures contracts were used to hedge the lack of equity market exposure inherent in a cash position.

During the nine month period ended September 30, 2012, Calvert VP S&P 500 Index Portfolio invested in E-Mini S&P 500 Index and S&P 500 Index Futures. The volume of activity has varied throughout the period with a weighted average of 3 contracts and $313,317 weighted average notional value.

During the nine month period ended September 30, 2012, Calvert VP S&P Mid Cap 400 Index Portfolio invested in E-Mini S&P 400 Index Futures. The volume of activity has varied throughout the period with a weighted average of 16 contracts and $1,564,381 weighted average notional value.

During the nine month period ended September 30, 2012, Calvert VP Russell 2000 Small Cap Index Portfolio invested in E-Mini Russell 2000 Index Futures. The volume of activity has varied throughout the period with a weighted average of 9 contracts and $760,988 weighted average notional value.

During the nine month period ended September 30, 2012, Calvert VP NASDAQ 100 Index Portfolio invested in E-Mini NASDAQ 100 Index Futures. The volume of activity has varied throughout the period with a weighted average of 35 contracts and $99,634 weighted average notional value.

Treasury Inflation-Protected Securities: The VP Inflation Protected Plus Portfolio invests in Treasury Inflation-Protected Securities (“TIPS”), in which the principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to inflation principal income. Such adjustments may have a significant impact on the Portfolio’s distributions.

Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Portfolios’ understanding of the applicable country’s tax rules and rates.  Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain.  Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.  Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class.  Expenses arising in connection with a specific class are charged directly to that class.  Expenses common to the classes are allocated to each class in proportion to their relative net assets.

Foreign Currency Transactions: The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are translated into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on securities and foreign currencies is included with the net realized and unrealized gain or loss on investments and foreign currencies.

Distributions to Shareholders: Distributions to shareholders are recorded by the Portfolios on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Portfolio’s capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Expense Offset Arrangements: The Portfolios have an arrangement with their custodian bank whereby the custodian’s fees may be paid indirectly by credits earned on the Portfolios’ cash on deposit with the bank. These credits are used to reduce the Portfolios’ expenses. Such a deposit arrangement may be an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Management has analyzed the Fund’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund’s financial statements. A Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

New Accounting Pronouncements:  In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-11, “Disclosures about Offsetting Assets and Liabilities.” The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013.  Management is currently evaluating the impact the adoption of this pronouncement will have on the Fund’s financial statements and related disclosures.

NOTE B — TAX INFORMATION

The following tables present the cost of investments for federal income tax purposes, and the components of net unrealized appreciation (depreciation) at September 30, 2012, and net realized capital loss carryforwards as of December 31, 2011 with expiration dates:

	CALVERT VP SRI LARGE CAP VALUE	CALVERT VP S&P 500 INDEX	CALVERT VP S&P MIDCAP 400 INDEX
Federal income tax cost	$122,036,575	$231,927,438	$162,271,786
Unrealized appreciation	19,357,192	89,682,264	$40,808,619
Unrealized (depreciation)	(9,635,888)	(33,520,473)	(12,905,767)
Net appreciation (depreciation)	$9,721,304	$56,161,791	$27,902,852

	CALVERT VP NASDAQ 100 INDEX	CALVERT VP BARCLAYS CAPITAL AGGREGATE BOND INDEX	CALVERT VP INFLATION PROTECTED PLUS
Federal income tax cost	$ 47,777,063	$185,109,182	$81,922,114
Unrealized appreciation	20,506,651	11,395,242	8,226,311
Unrealized (depreciation)	(1,833,985)	(73,935)	(17,321)
Net appreciation (depreciation)	$18,672,666	$11,321,307	$8,208,990

	CALVERT VP NATURAL RESOURCES	CALVERT VP EAFE INTERNATIONAL INDEX	CALVERT VP RUSSELL 2000 SMALL CAP INDEX
Federal income tax cost	$55,135,324	$129,249,904	$104,780,246
Unrealized appreciation	1,362,240	18,256,314	23,794,636
Unrealized (depreciation)	(483,331)	(15,943,077)	(13,091,416)
Net appreciation (depreciation)	$878,909	$2,313,237	$10,703,220

CAPITAL LOSS CARRYFORWARDS

	CALVERT VP SRI LARGE CAP VALUE*	CALVERT VP S&P 500 INDEX **
EXPIRATION DATE
31-Dec-12	-	($2,529,937)
31-Dec-13	-	(1,687,669)
31-Dec-15	($953,081)	(2,330,473)
31-Dec-16	-	(280,386)
31-Dec-17	(28,392,460)	(2,509,534)
31-Dec-18	(8,033,097)	(2,611,900)

NO EXPIRATION DATE
Short-term	-	(67,162)
Long-term	-	(253,130)

	CALVERT VP RUSSELL 2000 SMALL CAP INDEX***	CALVERT VP EAFE INTERNATIONAL INDEX****	CALVERT VP S&P MIDCAP 400 INDEX*****
EXPIRATION DATE
31-Dec-15	-	($186,055)	($7,650,555)
31-Dec-16	($352,882)	(15,302,273)	(5,197,845)
31-Dec-17	-	(15,978)	-

NO EXPIRATION DATE
Short-term	-	-	-
Long-term	-	(987,699)	-

* Calvert VP SRI Large Cap Value Portfolio’s use of capital loss carryforwards acquired from CVS Ameritas Income & Growth Portfolio may be limited under certain tax provisions.

** Calvert VP S&P 500 Index Portfolio’s use of capital loss carryforwards acquired from CVS Ameritas Index 500 Portfolio may be limited under certain tax provisions.

*** Calvert VP Russell 2000 Small Cap Index Portfolio’s use of capital loss carryforwards acquired from CVS Ameritas Small Company Equity Portfolio may be limited under certain tax provisions.

**** Calvert VP EAFE International Index Portfolio’s use of capital loss carryforwards acquired from CVS Calvert Social International Equity Portfolio may be limited under certain tax provisions.

***** Calvert VP S&P MidCap 400 Index Portfolio’s use of capital loss carryforwards acquired from CVS Ameritas MidCap Growth and CVP MidCap Value Portfolios may be limited under certain tax provisions.

Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred in taxable years beginning after December 22, 2010 can be carried forward for an unlimited period.  These losses are required to be utilized prior to the losses incurred in pre-enactment taxable years. Losses incurred in pre-enactment taxable years can be utilized until expiration.

Item 2. Controls and Procedures.

(a)        The principal executive and financial officers concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.

(b)        There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

            A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).

Filed herewith.

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT VARIABLE PRODUCTS, INC.

By:       /s/ Barbara J. Krumsiek
Barbara J. Krumsiek
President -- Principal Executive Officer

Date:    November 28, 2012

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

            /s/ Barbara J. Krumsiek
            Barbara J. Krumsiek
            President -- Principal Executive Officer

Date:    November 28, 2012

            /s/ Ronald M. Wolfsheimer
            Ronald M. Wolfsheimer
            Treasurer -- Principal Financial Officer

Date:    November 28, 2012